UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03732

MFS VARIABLE INSURANCE TRUST II

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue, Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

March 31, 2013

MFS® INTERNATIONAL GROWTH PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

3/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 98.7%
Aerospace – 1.2%
Rolls-Royce Holdings PLC	143,630	$2,466,096

Airlines – 1.2%
Copa Holdings S.A., “A”	21,140	$2,528,555

Alcoholic Beverages – 7.5%
Carlsberg A.S., “B”	23,937	$2,329,755
Companhia de Bebidas das Americas, ADR	9,590	405,945
Diageo PLC	165,714	5,224,727
Heineken N.V.	49,747	3,750,009
Pernod Ricard S.A.	33,953	4,231,333

		$15,941,769

Apparel Manufacturers – 5.3%
Cia.Hering S.A.	83,600	$1,492,555
Compagnie Financiere Richemont S.A.	23,637	1,855,592
Li & Fung Ltd.	1,845,200	2,543,235
LVMH Moet Hennessy Louis Vuitton S.A.	31,162	5,349,264

		$11,240,646

Automotive – 3.4%
Bayerische Motoren Werke AG	22,315	$1,925,594
Guangzhou Automobile Group Co. Ltd., “H”	1,102,000	935,540
Honda Motor Co. Ltd.	114,800	4,333,340

		$7,194,474

Broadcasting – 1.0%
Publicis Groupe S.A.	31,748	$2,129,067

Brokerage & Asset Managers – 1.1%
Aberdeen Asset Management PLC	197,012	$1,284,809
BM&F Bovespa S.A.	157,100	1,054,706

		$2,339,515

Business Services – 8.6%
Accenture PLC, “A”	40,850	$3,103,375
Amadeus IT Holding S.A.	51,002	1,377,980
Brenntag AG	16,108	2,515,226
Capita Group PLC	175,700	2,400,036
Compass Group PLC	352,100	4,496,660
Experian Group Ltd.	126,150	2,185,136
Intertek Group PLC	24,741	1,275,521
LPS Brasil – Consultoria de Imoveis S.A.	38,400	682,351

		$18,036,285

Computer Software – 3.2%
Check Point Software Technologies Ltd. (a)	21,910	$1,029,551
Dassault Systems S.A.	10,494	1,213,220
OBIC Co. Ltd.	8,070	1,860,264
SAP AG	32,054	2,568,327

		$6,671,362

Computer Software – Systems – 0.9%
NICE Systems Ltd., ADR (a)	48,760	$1,795,831

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Construction – 0.6%
Bellway PLC	67,965	$1,339,404

Consumer Products – 4.3%
L’Oreal S.A.	10,880	$1,725,388
Reckitt Benckiser Group PLC	61,249	4,390,796
Uni-Charm Corp.	50,700	2,998,503

		$9,114,687

Electrical Equipment – 2.7%
Legrand S.A.	19,869	$866,560
Mettler-Toledo International, Inc. (a)	9,540	2,034,119
Prysmian S.p.A.	24,409	502,242
Schneider Electric S.A.	31,882	2,329,746

		$5,732,667

Electronics – 2.9%
Samsung Electronics Co. Ltd.	1,957	$2,688,927
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	204,050	3,507,620

		$6,196,547

Energy – Independent – 1.1%
INPEX Corp.	413	$2,192,610

Energy – Integrated – 2.3%
BG Group PLC	219,856	$3,771,539
Suncor Energy, Inc.	37,925	1,134,359

		$4,905,898

Engineering – Construction – 0.1%
JGC Corp.	10,000	$252,601

Food & Beverages – 5.8%
Groupe Danone	85,125	$5,923,592
M. Dias Branco S.A. Industria e Comercio de Alimentos	23,900	950,451
Nestle S.A.	74,207	5,368,083

		$12,242,126

Food & Drug Stores – 2.9%
CP All PLC	690,300	$1,090,009
Dairy Farm International Holdings Ltd.	81,900	990,990
Lawson, Inc.	36,900	2,840,571
Sundrug Co. Ltd.	27,300	1,210,209

		$6,131,779

Gaming & Lodging – 0.9%
Sands China Ltd.	368,000	$1,907,976

General Merchandise – 1.0%
Dollarama, Inc.	21,080	$1,351,133
Lojas Renner S.A.	19,500	725,187

		$2,076,320

Insurance – 1.5%
AIA Group Ltd.	725,000	$3,175,237

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Internet – 1.4%
NHN Corp.	4,301	$1,072,009
Yahoo Japan Corp.	4,047	1,860,640

		$2,932,649

Machinery & Tools – 2.8%
KONE Oyj “B”	21,662	$1,703,732
Schindler Holding AG	12,329	1,807,127
Weir Group PLC	71,840	2,470,229

		$5,981,088

Major Banks – 2.1%
HSBC Holdings PLC	163,205	$1,742,072
Standard Chartered PLC	106,085	2,745,886

		$4,487,958

Medical & Health Technology & Services – 1.3%
Fleury S.A.	52,200	$488,928
Fresenius Medical Care AG & Co. KGaA	31,891	2,152,557

		$2,641,485

Medical Equipment – 2.2%
Essilor International S.A.	17,359	$1,930,556
Sonova Holding AG	22,746	2,729,999

		$4,660,555

Metals & Mining – 1.6%
Iluka Resources Ltd.	70,905	$693,131
Rio Tinto Ltd.	43,911	2,623,019

		$3,316,150

Network & Telecom – 1.1%
Ericsson, Inc., “B”	179,886	$2,238,753

Oil Services – 1.5%
Saipem S.p.A.	80,343	$2,470,964
Technip	7,410	759,780

		$3,230,744

Other Banks & Diversified Financials – 7.0%
Banco Santander Chile, ADR	42,780	$1,217,947
Bank Rakyat Indonesia	1,936,000	1,747,474
Credicorp Ltd.	12,630	2,097,212
Grupo Financiero Santander Mexico S.A.B. de C.V., ADR (a)	61,970	956,197
HDFC Bank Ltd.	150,765	1,738,864
Itau Unibanco Holding S.A., ADR	145,350	2,587,230
Julius Baer Group Ltd.	45,947	1,787,043
Sberbank of Russia	370,920	1,172,478
Siam Commercial Bank Co. Ltd.	232,400	1,428,201

		$14,732,646

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Pharmaceuticals – 4.5%
Bayer AG	22,371	$2,307,850
Novo Nordisk A/S, “B”	12,954	2,105,038
Roche Holding AG	14,576	3,394,411
Santen Pharmaceutical Co. Ltd.	37,300	1,762,423

		$9,569,722

Precious Metals & Minerals – 0.8%
Goldcorp, Inc.	23,360	$784,558
Newcrest Mining Ltd.	44,896	936,978

		$1,721,536

Railroad & Shipping – 2.9%
Canadian National Railway Co.	40,530	$4,065,159
Kuehne & Nagel, Inc. AG	19,140	2,087,450

		$6,152,609

Real Estate – 0.0%
LEG Immobilien AG (a)	1,060	$56,803

Specialty Chemicals – 5.2%
Akzo Nobel N.V.	21,249	$1,348,985
Croda International PLC	38,974	1,624,378
L’Air Liquide S.A.	16,842	2,046,438
Linde AG	20,700	3,849,251
Symrise AG	52,585	2,083,766

		$10,952,818

Specialty Stores – 1.0%
Industria de Diseno Textil S.A.	15,061	$1,996,469

Telecommunications – Wireless – 0.5%
MTN Group Ltd.	61,575	$1,076,971

Telephone Services – 1.0%
China Unicom (Hong Kong) Ltd.	1,616,000	$2,169,849

Tobacco – 2.3%
Japan Tobacco, Inc.	154,000	$4,905,500

Total Common Stocks		$208,435,757

MONEY MARKET FUNDS – 0.3%
MFS Institutional Money Market Portfolio, 0.14%, at Net Asset Value (v)	632,415	$632,415

Total Investments		$209,068,172

OTHER ASSETS, LESS LIABILITIES – 1.0%		2,131,842

Net Assets – 100.0%		$211,200,014

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Supplemental Information

3/31/13 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United Kingdom	$37,417,289	$—	$—	$37,417,289
France	28,504,944	—	—	28,504,944
Japan	24,216,661	—	—	24,216,661
Switzerland	19,029,705	—	—	19,029,705
Germany	17,459,374	—	—	17,459,374
Hong Kong	8,617,438	—	—	8,617,438
Brazil	8,387,353	—	—	8,387,353
Canada	7,335,209	—	—	7,335,209
United States	5,137,494	—	—	5,137,494
Other Countries	41,332,404	10,997,886	—	52,330,290
Mutual Funds	632,415	—	—	632,415
Total Investments	$198,070,286	$10,997,886	$—	$209,068,172

For further information regarding security characteristics, see the Portfolio of Investments.

3

Supplemental Information (unaudited) – continued

Of the level 1 investments presented above, equity investments amounting to $142,840,058 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$158,575,637
Gross unrealized appreciation	54,002,065
Gross unrealized depreciation	(3,509,530)
Net unrealized appreciation (depreciation)	$50,492,535

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	63,117	7,582,789	(7,013,491)	632,415

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$425	$632,415

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2013, are as follows:

United Kingdom	17.7%
France	13.5%
Japan	11.5%
Switzerland	9.0%
Germany	8.3%
Hong Kong	4.1%
United States	3.9%
Brazil	3.8%
Canada	3.5%
Other Countries	24.7%

4

QUARTERLY REPORT

March 31, 2013

MFS® BLENDED RESEARCH® CORE EQUITY PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

3/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.5%
Aerospace – 3.2%
Lockheed Martin Corp.	60,210	$5,811,469
Precision Castparts Corp.	15,930	3,020,646
United Technologies Corp.	65,650	6,133,680

		$14,965,795

Automotive – 2.0%
Delphi Automotive PLC	106,680	$4,736,592
Johnson Controls, Inc.	134,880	4,730,242

		$9,466,834

Biotechnology – 2.7%
Amgen, Inc.	90,350	$9,261,779
Gilead Sciences, Inc. (a)	68,360	3,344,854

		$12,606,633

Broadcasting – 1.2%
Viacom, Inc., “B”	91,100	$5,609,027

Business Services – 2.1%
Accenture PLC, “A”	83,390	$6,335,138
CoreLogic, Inc. (a)	135,580	3,506,099

		$9,841,237

Cable TV – 2.8%
Comcast Corp., “A”	159,650	$6,706,897
Time Warner Cable, Inc.	68,250	6,556,095

		$13,262,992

Chemicals – 2.1%
CF Industries Holdings, Inc.	25,650	$4,882,991
PPG Industries, Inc.	37,070	4,965,156

		$9,848,147

Computer Software – 4.5%
Microsoft Corp.	241,520	$6,909,887
Oracle Corp.	246,860	7,983,452
SolarWinds, Inc. (a)	108,430	6,408,213

		$21,301,552

Computer Software – Systems – 4.8%
Apple, Inc.	21,300	$9,428,019
Hewlett-Packard Co.	264,390	6,303,058
International Business Machines Corp.	13,920	2,969,136
Western Digital Corp.	78,270	3,935,415

		$22,635,628

Consumer Products – 2.9%
Nu Skin Enterprises, Inc., “A”	101,120	$4,469,504
Procter & Gamble Co.	116,940	9,011,396

		$13,480,900

Consumer Services – 0.8%
Priceline.com, Inc. (a)	5,370	$3,694,184

Electrical Equipment – 0.7%
General Electric Co.	142,820	$3,301,998

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Electronics – 1.4%
Intel Corp.	296,170	$6,471,315

Energy – Independent – 2.6%
EOG Resources, Inc.	43,850	$5,615,869
HollyFrontier Corp.	37,970	1,953,557
Marathon Petroleum Corp.	50,640	4,537,344

		$12,106,770

Energy – Integrated – 7.0%
Chevron Corp.	109,640	$13,027,425
Exxon Mobil Corp.	220,340	19,854,837

		$32,882,262

Food & Beverages – 4.1%
Coca-Cola Co.	45,590	$1,843,660
Coca-Cola Enterprises, Inc.	157,740	5,823,761
General Mills, Inc.	125,050	6,166,216
Tyson Foods, Inc., “A”	222,850	5,531,137

		$19,364,774

Food & Drug Stores – 4.3%
CVS Caremark Corp.	148,810	$8,183,062
Kroger Co.	175,180	5,805,465
Walgreen Co.	133,670	6,373,386

		$20,361,913

General Merchandise – 2.0%
Dillard’s, Inc.	30,210	$2,372,995
Macy’s, Inc.	122,220	5,113,685
Target Corp.	27,220	1,863,209

		$9,349,889

Insurance – 5.1%
American International Group, Inc. (a)	73,060	$2,836,189
Berkshire Hathaway, Inc., “B” (a)	6,370	663,754
Everest Re Group Ltd.	31,010	4,026,958
MetLife, Inc.	156,440	5,947,849
Prudential Financial, Inc.	102,270	6,032,907
Validus Holdings Ltd.	122,650	4,583,431

		$24,091,088

Internet – 2.9%
AOL, Inc.	55,140	$2,122,339
Google, Inc., “A” (a)	14,580	11,576,957

		$13,699,296

Machinery & Tools – 1.7%
Cummins, Inc.	49,790	$5,766,179
Kennametal, Inc.	62,820	2,452,492

		$8,218,671

Major Banks – 6.1%
Goldman Sachs Group, Inc.	49,900	$7,342,785
JPMorgan Chase & Co.	239,830	11,382,332
PNC Financial Services Group, Inc.	93,950	6,247,675

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Major Banks – continued
Wells Fargo & Co.	99,240	$3,670,888

		$28,643,680

Medical & Health Technology & Services – 1.2%
HCA Holdings, Inc.	134,800	$5,476,924

Medical Equipment – 3.0%
Abbott Laboratories	128,960	$4,554,867
Medtronic, Inc.	76,340	3,584,926
Thermo Fisher Scientific, Inc.	78,600	6,012,114

		$14,151,907

Network & Telecom – 1.8%
Juniper Networks, Inc. (a)	223,150	$4,137,201
Qualcomm, Inc.	63,980	4,283,461

		$8,420,662

Oil Services – 1.4%
Halliburton Co.	71,590	$2,892,952
Oil States International, Inc. (a)	43,650	3,560,531

		$6,453,483

Other Banks & Diversified Financials – 4.3%
Citigroup, Inc.	200,043	$8,849,902
Discover Financial Services	150,150	6,732,726
Ocwen Financial Corp. (a)	80,580	3,055,594
Visa, Inc., “A”	8,810	1,496,290

		$20,134,512

Pharmaceuticals – 6.2%
AbbVie, Inc.	118,010	$4,812,448
Johnson & Johnson	99,150	8,083,700
Merck & Co., Inc.	119,130	5,269,120
Pfizer, Inc.	373,210	10,770,841

		$28,936,109

Railroad & Shipping – 0.5%
Union Pacific Corp.	16,770	$2,388,215

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Real Estate – 0.3%
Public Storage, Inc., REIT	9,540	$1,453,133

Restaurants – 1.5%
McDonald’s Corp.	69,420	$6,920,480

Specialty Chemicals – 0.9%
Airgas, Inc.	44,650	$4,427,494

Telecommunications – Wireless – 1.3%
American Tower Corp., REIT	77,620	$5,970,530

Telephone Services – 3.0%
AT&T, Inc.	92,840	$3,406,300
CenturyLink, Inc.	119,610	4,201,899
Verizon Communications, Inc.	131,610	6,468,632

		$14,076,831

Tobacco – 2.4%
Lorillard, Inc.	130,020	$5,246,307
Philip Morris International, Inc.	64,430	5,973,305

		$11,219,612

Trucking – 1.2%
United Parcel Service, Inc., “B”	65,140	$5,595,526

Utilities – Electric Power – 3.5%
AES Corp.	427,030	$5,367,767
American Electric Power Co., Inc.	118,790	5,776,757
NRG Energy, Inc.	198,850	5,267,537

		$16,412,061

Total Common Stocks		$467,242,064

MONEY MARKET FUNDS – 0.1%
MFS Institutional Money Market Portfolio, 0.14%, at Net Asset Value (v)	669,292	$669,292

Total Investments		$467,911,356

OTHER ASSETS, LESS LIABILITIES – 0.4%		1,713,736

Net Assets – 100.0%		$469,625,092

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Supplemental Information

3/31/13 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$467,242,064	$—	$—	$467,242,064
Mutual Funds	669,292	—	—	669,292
Total Investments	$467,911,356	$—	$—	$467,911,356

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$389,072,905
Gross unrealized appreciation	84,741,243
Gross unrealized depreciation	(5,902,792)
Net unrealized appreciation (depreciation)	$78,838,451

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

3

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,624,089	15,095,588	(17,050,385)	669,292

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$709	$669,292

4

QUARTERLY REPORT

March 31, 2013

MFS® GLOBAL RESEARCH PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

3/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.2%
Aerospace – 2.1%
Honeywell International, Inc.	13,880	$1,045,858
Precision Castparts Corp.	4,690	889,318
United Technologies Corp.	9,360	874,505

		$2,809,681

Alcoholic Beverages – 1.9%
Heineken N.V.	14,705	$1,108,487
Pernod Ricard S.A.	11,036	1,375,342

		$2,483,829

Apparel Manufacturers – 2.6%
Guess?, Inc.	24,790	$615,536
Li & Fung Ltd.	590,000	813,196
LVMH Moet Hennessy Louis Vuitton S.A.	2,192	376,278
NIKE, Inc., “B”	15,600	920,556
VF Corp.	4,540	761,585

		$3,487,151

Automotive – 2.9%
Delphi Automotive PLC	15,460	$686,424
DENSO Corp.	17,900	757,395
GKN PLC	132,759	533,551
Guangzhou Automobile Group Co. Ltd., “H”	598,000	507,671
Honda Motor Co. Ltd.	20,700	781,360
Kia Motors Corp.	11,460	573,335

		$3,839,736

Biotechnology – 0.6%
Gilead Sciences, Inc. (a)	16,670	$815,663

Broadcasting – 1.9%
News Corp., “A”	25,870	$789,552
Nippon Television Holdings, Inc.	22,140	331,230
Publicis Groupe S.A.	5,589	374,806
Walt Disney Co.	17,470	992,296

		$2,487,884

Brokerage & Asset Managers – 1.1%
BlackRock, Inc.	2,697	$692,805
Franklin Resources, Inc.	4,650	701,267

		$1,394,072

Business Services – 1.8%
Accenture PLC, “A”	12,950	$983,812
Cognizant Technology Solutions Corp., “A” (a)	8,980	687,958
Fidelity National Information Services, Inc.	18,600	736,932

		$2,408,702

Cable TV – 1.3%
Comcast Corp., “Special A”	26,080	$1,033,290
Virgin Media, Inc.	13,810	676,276

		$1,709,566

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Chemicals – 0.4%
Celanese Corp.	11,610	$511,421

Computer Software – 2.9%
Check Point Software Technologies Ltd. (a)	7,580	$356,184
Citrix Systems, Inc. (a)	6,890	497,182
Oracle Corp.	42,680	1,380,271
Salesforce.com, Inc. (a)	4,490	802,947
Symantec Corp. (a)	20,130	496,808
TIBCO Software, Inc. (a)	16,360	330,799

		$3,864,191

Computer Software – Systems – 3.2%
Apple, Inc. (s)	3,860	$1,708,552
EMC Corp. (a)	42,450	1,014,131
Hewlett-Packard Co.	61,710	1,471,166

		$4,193,849

Conglomerates – 0.3%
Hutchison Whampoa Ltd.	42,000	$439,402

Construction – 0.9%
Anhui Conch Cement Co. Ltd.	119,000	$396,557
Stanley Black & Decker, Inc.	9,990	808,890

		$1,205,447

Electrical Equipment – 2.8%
Danaher Corp. (s)	30,540	$1,898,061
Schneider Electric S.A.	11,192	817,844
Siemens AG	8,878	956,396

		$3,672,301

Electronics – 2.9%
Altera Corp.	23,490	$833,190
JDS Uniphase Corp. (a)	27,520	367,942
Mellanox Technologies Ltd. (a)	7,670	425,762
Microchip Technology, Inc.	27,940	1,027,074
NXP Semiconductors N.V. (a)	12,500	378,250
Taiwan Semiconductor Manufacturing Co. Ltd.	249,000	839,044

		$3,871,262

Energy – Independent – 4.0%
Anadarko Petroleum Corp.	9,690	$847,391
Cabot Oil & Gas Corp.	18,400	1,244,024
Cairn Energy PLC (a)	45,273	188,141
Cenovus Energy, Inc.	16,220	501,406
EOG Resources, Inc.	6,290	805,560
INPEX Corp.	91	483,117
Occidental Petroleum Corp.	5,270	413,010
Oil Search Ltd.	59,210	459,361
Pioneer Natural Resources Co.	2,490	309,383

		$5,251,393

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Energy – Integrated – 5.0%
BG Group PLC	36,468	$625,593
BP PLC	184,126	1,286,663
Exxon Mobil Corp. (s)	34,270	3,088,070
Royal Dutch Shell PLC, “A”	48,920	1,582,517

		$6,582,843

Engineering – Construction – 1.3%
Fluor Corp.	11,700	$776,061
JGC Corp.	40,000	1,010,406

		$1,786,467

Food & Beverages – 4.1%
Groupe Danone	27,696	$1,927,281
M. Dias Branco S.A. Industria e Comercio de Alimentos	10,700	425,516
Mondelez International, Inc.	40,180	1,229,910
Nestle S.A.	20,365	1,473,190
Want Want China Holdings Ltd.	213,000	326,502

		$5,382,399

Food & Drug Stores – 0.7%
Jeronimo Martins SGPS S.A.	25,315	$493,136
Lawson, Inc.	5,500	423,391

		$916,527

Gaming & Lodging – 0.7%
Sands China Ltd.	167,200	$866,885

General Merchandise – 1.8%
Target Corp.	35,240	$2,412,178

Insurance – 3.5%
ACE Ltd.	8,880	$790,054
AIA Group Ltd.	234,400	1,026,587
Delta Lloyd N.V.	39,470	677,035
Hiscox Ltd. (a)	102,845	859,473
ING Groep N.V. (a)	61,519	436,689
MetLife, Inc.	22,400	851,648

		$4,641,486

Internet – 1.9%
eBay, Inc. (a)	9,790	$530,814
Google, Inc., “A” (a)	2,010	1,596,000
Rackspace Hosting, Inc. (a)	6,820	344,274

		$2,471,088

Machinery & Tools – 2.9%
Atlas Copco AB, “A”	9,569	$271,326
Eaton Corp. PLC	11,310	692,738
Glory Ltd.	19,500	467,727
Joy Global, Inc.	14,930	888,634
Roper Industries, Inc.	4,780	608,542
Schindler Holding AG	5,229	766,442
Sinotruk Hong Kong Ltd.	182,000	98,230

		$3,793,639

Major Banks – 6.6%
Barclays PLC	226,540	$1,002,185

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Major Banks – continued
BNP Paribas	14,103	$723,925
Goldman Sachs Group, Inc.	4,320	635,688
HSBC Holdings PLC	98,873	1,055,384
JPMorgan Chase & Co.	29,450	1,397,697
Morgan Stanley	32,310	710,174
PNC Financial Services Group, Inc.	10,070	669,655
Standard Chartered PLC	28,426	735,774
State Street Corp.	11,530	681,308
Wells Fargo & Co.	31,110	1,150,759

		$8,762,549

Medical & Health Technology & Services – 0.6%
Kobayashi Pharmaceutical Co. Ltd.	16,700	$805,920

Medical Equipment – 2.9%
Covidien PLC	17,620	$1,195,341
Sonova Holding AG	5,134	616,188
St. Jude Medical, Inc.	19,330	781,705
Thermo Fisher Scientific, Inc.	16,220	1,240,668

		$3,833,902

Metals & Mining – 1.7%
Iluka Resources Ltd.	59,894	$585,493
Rio Tinto Ltd.	25,630	1,201,407
Steel Authority of India Ltd.	423,366	488,748

		$2,275,648

Natural Gas – Distribution – 0.8%
GDF SUEZ	29,608	$570,121
Tokyo Gas Co. Ltd.	90,000	491,187

		$1,061,308

Oil Services – 1.2%
Dresser-Rand Group, Inc. (a)	7,700	$474,782
Ensco PLC, “A”	8,950	537,000
Schlumberger Ltd.	8,450	632,821

		$1,644,603

Other Banks & Diversified Financials – 8.3%
American Express Co.	12,520	$844,599
Bank Rakyat Indonesia	788,500	711,717
DBS Group Holdings Ltd.	83,000	1,073,487
Discover Financial Services	17,580	788,287
Erste Group Bank AG	25,565	712,186
Federal Bank Ltd.	77,343	684,810
Grupo Financiero Santander Mexico S.A.B. de C.V., ADR (a)	47,340	730,456
ICICI Bank Ltd.	36,323	701,665
Itau Unibanco Holding S.A., IPS	32,100	569,134
Sberbank of Russia, ADR	44,736	573,516
Siam Commercial Bank Co. Ltd.	117,100	719,631
UBS AG	64,000	981,243
UniCredit S.p.A. (a)	129,557	553,087
Visa, Inc., “A”	8,140	1,382,498

		$11,026,316

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Pharmaceuticals – 6.0%
Bayer AG	11,546	$1,191,115
Novartis AG	27,120	1,927,549
Pfizer, Inc.	72,770	2,100,142
Roche Holding AG	7,611	1,772,425
Santen Pharmaceutical Co. Ltd.	19,100	902,474

		$7,893,705

Precious Metals & Minerals – 0.3%
Newcrest Mining Ltd.	16,771	$350,012

Railroad & Shipping – 0.7%
East Japan Railway Co.	3,500	$286,897
Union Pacific Corp.	4,260	606,667

		$893,564

Real Estate – 1.2%
Mitsubishi Estate Co. Ltd.	60,000	$1,653,854

Restaurants – 1.3%
Arcos Dorados Holdings, Inc.	55,770	$736,164
McDonald’s Corp.	9,600	957,024

		$1,693,188

Specialty Chemicals – 1.4%
Akzo Nobel N.V.	15,595	$990,043
Linde AG	4,577	851,112

		$1,841,155

Specialty Stores – 0.6%
Tiffany & Co.	10,750	$747,555

Telecommunications – Wireless – 2.1%
American Tower Corp., REIT	9,040	$695,357
KDDI Corp.	22,346	918,231
TIM Participacoes S.A., ADR	30,560	668,653
Vodafone Group PLC	184,849	524,101

		$2,806,342

Telephone Services – 2.5%
BT Group PLC	168,270	$710,784
China Unicom (Hong Kong) Ltd.	284,000	381,335
TDC A.S.	89,643	688,892
Telecom Italia S.p.A.	198,392	140,141

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Telephone Services – continued
Telecom Italia S.p.A.	485,986	$299,056
Verizon Communications, Inc.	22,000	1,081,300

		$3,301,508

Tobacco – 2.3%
Japan Tobacco, Inc.	69,100	$2,201,104
Philip Morris International, Inc.	8,630	800,087

		$3,001,191

Trucking – 1.1%
Expeditors International of Washington, Inc.	22,030	$786,691
Yamato Holdings Co. Ltd.	37,700	696,517

		$1,483,208

Utilities – Electric Power – 2.1%
CMS Energy Corp.	50,240	$1,403,704
Edison International	15,380	773,922
Energias do Brasil S.A.	105,400	661,272

		$2,838,898

Total Common Stocks		$131,213,488

MONEY MARKET FUNDS – 0.4%
MFS Institutional Money Market Portfolio, 0.14%, at Net Asset Value (v)	535,408	$535,408

Total Investments		$131,748,896

Issuer/Expiration Date/Strike Price	Number of Contracts
CALL OPTIONS WRITTEN – (0.0)%
Computer Software – (0.0)%
Oracle Corp. – April 2013 @ $34	(55)	$(495)

Issuer	Shares/Par
SECURITIES SOLD SHORT – (0.3)%
Machinery & Tools – (0.3)%
Manitowoc Co., Inc.	(18,250)	$(375,220)

OTHER ASSETS, LESS LIABILITIES – 0.7%		967,210

Net Assets – 100.0%		$132,340,391

(a)	Non-income producing security.

(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short and certain derivative contracts.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

IPS	International Preference Stock

PLC	Public Limited Company

REIT	Real Estate Investment Trust

At March 31, 2013, the fund had cash collateral of $1,420 and other liquid securities with an aggregate value of $889,181 to cover any commitments for securities sold short and certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

Supplemental Information

3/31/13 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as written options.

4

Supplemental Information (unaudited) – continued

The following is a summary of the levels used as of March 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$67,555,786	$—	$—	$67,555,786
Japan	12,210,812	—	—	12,210,812
United Kingdom	10,305,574	—	—	10,305,574
Switzerland	7,537,038	—	—	7,537,038
France	6,165,599	—	—	6,165,599
Netherlands	3,590,504	—	—	3,590,504
Hong Kong	2,706,667	439,402	—	3,146,069
Germany	2,998,623	—	—	2,998,623
Brazil	2,324,574	—	—	2,324,574
Other Countries	10,072,875	5,306,034	—	15,378,909
Mutual Funds	535,408	—	—	535,408
Total Investments	$126,003,460	$5,745,436	$—	$131,748,896
Short Sales	$(375,220)	$—	$—	$(375,220)

Other Financial Instruments
Written Options	$(495)	$—	$—	$(495)

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $41,130,052 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$114,788,173
Gross unrealized appreciation	22,828,595
Gross unrealized depreciation	(5,867,872)
Net unrealized appreciation (depreciation)	$16,960,723

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	480,187	7,457,102	(7,401,881)	535,408

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$223	$535,408

5

Supplemental Information (unaudited) – continued

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2013, are as follows:

United States	51.9%
Japan	9.3%
United Kingdom	7.8%
Switzerland	5.7%
France	4.7%
Netherlands	2.7%
Hong Kong	2.4%
Germany	2.3%
Brazil	1.8%
Other Countries	11.4%

6

QUARTERLY REPORT

March 31, 2013

MFS® MONEY MARKET PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

3/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

CERTIFICATES OF DEPOSIT – 17.5%
Major Banks – 7.9%
Bank of Montreal/Chicago Branch, 0.25%, due 9/09/13	$8,825,000	$8,825,000
Bank of Montreal/Chicago Branch, 0.2%, due 4/08/13	10,530,000	10,530,000
Toronto-Dominion Holdings (USA), Inc., 0.24%, due 6/05/13	4,790,000	4,790,000
Toronto-Dominion Holdings (USA), Inc., 0.15%, due 5/06/13	15,470,000	15,470,000

		$39,615,000

Other Banks & Diversified Financials – 9.6%
Branch Banking & Trust Co., 0.11%, due 4/29/13	$16,980,000	$16,980,000
Mizuho Corporate Bank (USA)/New York Branch, 0.18%, due 5/06/13	3,009,000	3,009,000
Mizuho Corporate Bank (USA)/New York Branch, 0.31%, due 6/10/13	4,900,000	4,900,000
Mizuho Corporate Bank (USA)/New York Branch, 0.27%, due 4/18/13	3,390,000	3,390,000
National Bank of Canada/New York Branch, 0.18%, due 4/05/13	20,276,000	20,276,000

		$48,555,000

Total Certificates of Deposit, at Cost and Value		$88,170,000

COMMERCIAL PAPER (y) – 36.8%
Automotive – 6.8%
American Honda Finance Corp., 0.14%, due 4/04/13	$14,185,000	$14,184,834
Toyota Motor Credit Corp., 0.18%, due 4/02/13	13,686,000	13,685,932
Toyota Motor Credit Corp., 0.19%, due 4/30/13	6,455,000	6,454,012

		$34,324,778

Electronics – 0.6%
Emerson Electric Co., 0.11%, due 4/16/13 (t)	$3,010,000	$3,009,862

Financial Institutions – 4.2%
General Electric Capital Corp., 0.22%, due 4/12/13	$21,186,000	$21,184,576

Food & Beverages – 6.0%
Anheuser-Busch InBev Worldwide, Inc., 0.24%, due 6/13/13 (t)	$7,920,000	$7,916,146
Anheuser-Busch InBev Worldwide, Inc., 0.25%, due 4/23/13 (t)	1,895,000	1,894,710
Coca-Cola Co., 0.1%, due 4/18/13 (t)	8,879,000	8,878,581
Coca-Cola Co., 0.15%, due 7/12/13 (t)	2,527,000	2,525,926
Coca-Cola Co., 0.19%, due 4/08/13 (t)	8,985,000	8,984,668

		$30,200,031

Issuer	Shares/Par	Value ($)

COMMERCIAL PAPER (y) – continued
Major Banks – 17.0%
ANZ National (International) Ltd., 0.2%, due 4/24/13 (t)	$7,925,000	$7,923,987
ANZ National (International) Ltd., 0.16%, due 4/02/13 (t)	6,100,000	6,099,973
ANZ National (International) Ltd., 0.17%, due 4/02/13 (t)	6,290,000	6,289,970
CBA (Delaware) Finance, Inc., 0.175%, due 6/17/13 (t)	20,410,000	20,402,360
JPMorgan Chase & Co., 0.185%, due 6/04/13	2,540,000	2,539,165
JPMorgan Chase & Co., 0.25%, due 7/15/13	2,256,000	2,254,355
JPMorgan Chase & Co., 0.18%, due 4/03/13	457,000	456,995
JPMorgan Chase & Co., 0.25%, due 6/19/13	477,000	476,738
National Australia Funding (Delaware), Inc., 0.18%, due 5/22/13 (t)	19,125,000	19,120,123
Wells Fargo & Co., 0.15%, due 6/04/13	8,529,000	8,526,726
Wells Fargo & Co., 0.17%, due 6/11/13	11,820,000	11,816,037

		$85,906,429

Pharmaceuticals – 1.0%
Merck & Co., Inc., 0.14%, due 5/20/13 (t)	$5,000,000	$4,999,047

Tobacco – 1.2%
Philip Morris International, Inc., 0.12%, due 4/16/13 (t)	$5,960,000	$5,959,702

Total Commercial Paper, at Amortized Cost and Value		$185,584,425

U.S. GOVERNMENT AGENCIES AND EQUIVALENTS (y) – 40.1%
Fannie Mae, 0.1%, due 4/01/13	$4,180,000	$4,180,000
Fannie Mae, 0.12%, due 4/18/13	7,133,000	7,132,596
Fannie Mae, 0.11%, due 5/15/13	20,333,000	20,330,266
Federal Home Loan Bank, 0.085%, due 4/12/13	9,980,000	9,979,741
Federal Home Loan Bank, 0.11%, due 4/17/13	20,335,000	20,334,006
Federal Home Loan Bank, 0.095%, due 4/24/13	2,485,000	2,484,849
Federal Home Loan Bank, 0.13%, due 4/24/13	20,405,000	20,403,305
Federal Home Loan Bank, 0.15%, due 5/03/13	4,955,000	4,954,339
Federal Home Loan Bank, 0.12%, due 5/29/13	13,220,000	13,217,444
Federal Home Loan Bank, 0.13%, due 6/14/13	3,710,000	3,709,009
Federal Home Loan Bank, 0.12%, due 6/19/13	5,500,000	5,498,552
Freddie Mac, 0.11%, due 4/04/13	21,085,000	21,084,807
Freddie Mac, 0.095%, due 4/15/13	6,520,000	6,519,759
Freddie Mac, 0.11%, due 6/04/13	16,790,000	16,786,717
Freddie Mac, 0.109%, due 7/22/13	5,800,000	5,798,033

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

U.S. GOVERNMENT AGENCIES AND EQUIVALENTS (y) – continued
U.S. Treasury Bill, 0.085%, due 4/04/13	$2,000,000	$1,999,986
U.S. Treasury Bill, 0.108%, due 4/15/13	2,000,000	1,999,916
U.S. Treasury Bill, 0.07%, due 4/25/13	2,000,000	1,999,907
U.S. Treasury Bill, 0.128%, due 4/25/13	20,310,000	20,308,274
U.S. Treasury Bill, 0.09%, due 5/02/13	1,000,000	999,922
U.S. Treasury Bill, 0.125%, due 5/30/13	2,500,000	2,499,488
U.S. Treasury Bill, 0.105%, due 7/05/13	10,500,000	10,497,091

Total U.S. Government Agencies and Equivalents, at Amortized Cost and Value		$202,718,007

FLOATING RATE DEMAND NOTES – 2.7%
East Baton Rouge, LA, Pollution Control Rev. (Exxon Mobil Corp.), 0.12%, due 4/01/13	$3,300,000	$3,300,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), 0.12%, due 4/01/13	7,200,000	7,200,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “C”, 0.13%, due 4/01/13	3,200,000	3,200,000

Total Floating Rate Demand Notes, at Cost and Value		$13,700,000

Issuer	Shares/Par	Value ($)

REPURCHASE AGREEMENTS – 3.0%
Goldman Sachs, 0.18%, dated 3/28/13, due 4/01/13, total to be received $15,305,306 (secured by U.S. Treasury and Federal Agency obligations valued at $15,611,421 in a jointly traded account), at Cost and Value	$15,305,000	$15,305,000

Total Investments, at Amortized Cost and Value		$505,477,432

OTHER ASSETS, LESS LIABILITIES – (0.1)%		(530,685)

Net Assets – 100.0%		$504,946,747

(t)	Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities Act of 1933.

(y)	The rate shown represents an annualized yield at time of purchase.

The tax cost of investments for federal income tax purposes is $505,477,432.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Supplemental Information

3/31/13 (unaudited)

(1) Investment Valuations

Pursuant to procedures approved by the Board of Trustees, investments held by the fund are generally valued at amortized cost, which approximates market value. Amortized cost involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument can be different from the market value of an instrument.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Short term securities	$—	$505,477,432	$—	$505,477,432

For further information regarding security characteristics, see the Portfolio of Investments.

3

QUARTERLY REPORT

March 31, 2013

MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

3/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.2%
Aerospace – 5.3%
Precision Castparts Corp.	46,300	$8,779,402
United Technologies Corp.	229,550	21,446,857

		$30,226,259

Alcoholic Beverages – 1.1%
Pernod Ricard S.A.	51,675	$6,439,907

Apparel Manufacturers – 3.0%
LVMH Moet Hennessy Louis Vuitton S.A.	52,559	$9,022,270
NIKE, Inc., “B”	132,480	7,817,645

		$16,839,915

Automotive – 1.5%
Johnson Controls, Inc.	245,800	$8,620,206

Broadcasting – 5.2%
Discovery Communications, Inc., “A” (a)	68,730	$5,411,800
Omnicom Group, Inc.	58,940	3,471,566
Time Warner, Inc.	103,450	5,960,789
Viacom, Inc., “B”	98,460	6,062,182
Walt Disney Co.	155,450	8,829,560

		$29,735,897

Brokerage & Asset Managers – 4.1%
Charles Schwab Corp.	235,780	$4,170,948
CME Group, Inc.	49,790	3,056,608
Franklin Resources, Inc.	106,580	16,073,330

		$23,300,886

Business Services – 4.9%
Accenture PLC, “A”	256,780	$19,507,577
MSCI, Inc., “A” (a)	100,070	3,395,375
Verisk Analytics, Inc., “A” (a)	75,430	4,648,751

		$27,551,703

Cable TV – 0.5%
DIRECTV, “A” (a)	55,350	$3,133,364

Chemicals – 0.6%
Monsanto Co.	33,530	$3,541,774

Computer Software – 4.2%
Autodesk, Inc. (a)	73,880	$3,046,811
Check Point Software Technologies Ltd. (a)	63,860	3,000,781
Oracle Corp.	556,530	17,998,180

		$24,045,772

Computer Software – Systems – 5.6%
Apple, Inc.	26,460	$11,711,990
EMC Corp. (a)	479,050	11,444,505
International Business Machines Corp.	40,950	8,734,635

		$31,891,130

Consumer Products – 7.0%
Church & Dwight Co., Inc.	63,970	$4,134,381
Colgate-Palmolive Co.	165,530	19,537,506

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Consumer Products – continued
Procter & Gamble Co.	208,371	$16,057,069

		$39,728,956

Electrical Equipment – 9.4%
Amphenol Corp., “A”	74,000	$5,524,100
Danaher Corp.	334,430	20,784,825
Mettler-Toledo International, Inc. (a)	34,200	7,292,124
Sensata Technologies Holding B.V. (a)	350,620	11,524,879
W.W. Grainger, Inc.	36,820	8,283,764

		$53,409,692

Electronics – 3.5%
Microchip Technology, Inc.	371,820	$13,668,103
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	374,449	6,436,778

		$20,104,881

Energy – Independent – 1.2%
Occidental Petroleum Corp.	85,670	$6,713,958

Food & Beverages – 5.5%
Groupe Danone	182,065	$12,669,353
Mead Johnson Nutrition Co., “A”	115,230	8,924,564
PepsiCo, Inc.	120,880	9,562,817

		$31,156,734

Food & Drug Stores – 1.8%
CVS Caremark Corp.	180,976	$9,951,870

General Merchandise – 1.3%
Kohl’s Corp.	67,000	$3,090,710
Target Corp.	65,440	4,479,368

		$7,570,078

Internet – 5.4%
eBay, Inc. (a)	95,480	$5,176,926
Google, Inc., “A” (a)	31,970	25,385,139

		$30,562,065

Medical & Health Technology & Services – 2.5%
Express Scripts Holding Co. (a)	198,957	$11,469,871
Patterson Cos., Inc.	75,662	2,878,182

		$14,348,053

Medical Equipment – 7.5%
Becton, Dickinson & Co.	42,880	$4,099,757
DENTSPLY International, Inc.	292,410	12,404,032
St. Jude Medical, Inc.	79,090	3,198,400
Thermo Fisher Scientific, Inc.	201,560	15,417,324
Waters Corp. (a)	77,460	7,274,269

		$42,393,782

Metals & Mining – 0.5%
Rio Tinto Ltd.	56,120	$2,630,626

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Oil Services – 2.9%
National Oilwell Varco, Inc.	50,420	$3,567,215
Schlumberger Ltd.	171,010	12,806,939

		$16,374,154

Other Banks & Diversified Financials – 4.5%
MasterCard, Inc., “A”	13,390	$7,245,731
Visa, Inc., “A”	108,150	18,368,196

		$25,613,927

Pharmaceuticals – 3.0%
Allergan, Inc.	42,400	$4,733,112
Johnson & Johnson	143,420	11,693,033
Zoetis, Inc. (a)	11,000	367,400

		$16,793,545

Railroad & Shipping – 1.3%
Kuehne & Nagel, Inc. AG	67,100	$7,318,072

Restaurants – 2.1%
McDonald’s Corp.	119,500	$11,912,955

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Specialty Chemicals – 1.4%
Praxair, Inc.	70,600	$7,874,724

Specialty Stores – 0.7%
Industria de Diseno Textil S.A.	28,307	$3,752,343

Trucking – 1.7%
Expeditors International of Washington, Inc.	262,650	$9,379,232

Total Common Stocks		$562,916,460

MONEY MARKET FUNDS – 0.8%
MFS Institutional Money Market Portfolio, 0.14%, at Net Asset Value (v)	4,442,529	$4,442,529

Total Investments		$567,358,989

OTHER ASSETS, LESS LIABILITIES – 0.0%		19,702

Net Assets – 100.0%		$567,378,691

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Supplemental Information

3/31/13 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$562,916,460	$—	$—	$562,916,460
Mutual Funds	4,442,529	—	—	4,442,529
Total Investments	$567,358,989	$—	$—	$567,358,989

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $35,392,664 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

3

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$450,387,254
Gross unrealized appreciation	125,108,423
Gross unrealized depreciation	(8,136,688)
Net unrealized appreciation (depreciation)	$116,971,735

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	4,898,676	29,184,000	(29,640,147)	4,442,529

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,798	$4,442,529

4

QUARTERLY REPORT

March 31, 2013

MFS® NEW DISCOVERY PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

3/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.8%
Airlines – 1.3%
U.S. Airways Group, Inc. (a)	76,540	$1,298,884
United Continental Holdings, Inc. (a)	28,350	907,484

		$2,206,368

Biotechnology – 0.6%
ViroPharma, Inc. (a)	40,780	$1,026,025

Brokerage & Asset Managers – 1.3%
LPL Financial Holdings, Inc.	65,700	$2,118,168

Business Services – 7.6%
Bright Horizons Family Solutions, Inc. (a)	79,520	$2,686,981
Concur Technologies, Inc. (a)	25,050	1,719,933
Constant Contact, Inc. (a)	191,508	2,485,774
FleetCor Technologies, Inc. (a)	16,802	1,288,209
Gartner, Inc. (a)	38,710	2,106,211
Performant Financial Corp. (a)	119,040	1,461,811
Xoom Corp. (a)	41,340	944,206

		$12,693,125

Chemicals – 1.0%
Intrepid Potash, Inc.	92,280	$1,731,173

Computer Software – 4.4%
ANSYS, Inc. (a)	20,620	$1,678,880
Blackbaud, Inc.	18,440	546,377
CommVault Systems, Inc. (a)	21,820	1,788,804
Nuance Communications, Inc. (a)	81,342	1,641,482
Qlik Technologies, Inc. (a)	64,614	1,668,980

		$7,324,523

Computer Software – Systems – 8.0%
E2open, Inc. (a)	7,410	$147,755
Exa Corp. (a)	56,930	541,974
ExactTarget, Inc. (a)	54,740	1,273,800
FleetMatics Group PLC (a)	92,320	2,238,760
Fusion-io, Inc. (a)	67,148	1,099,213
Greenway Medical Technologies, Inc. (a)	52,180	829,662
Guidewire Software, Inc. (a)	38,990	1,498,776
Linx S.A. (a)	43,700	685,643
Model N, Inc. (a)	89,730	1,778,449
PROS Holdings, Inc. (a)	11,004	298,979
SciQuest, Inc. (a)	119,778	2,879,463

		$13,272,474

Consumer Services – 2.4%
HomeAway, Inc. (a)	90,958	$2,956,135
MakeMyTrip Ltd. (a)	77,430	1,076,277

		$4,032,412

Electrical Equipment – 2.6%
MSC Industrial Direct Co., Inc., “A”	27,402	$2,350,544
Sensata Technologies Holding B.V. (a)	61,768	2,030,314

		$4,380,858

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Electronics – 6.0%
3D Systems, Inc. (a)	28,240	$910,458
Mellanox Technologies Ltd. (a)	30,860	1,713,039
Monolithic Power Systems, Inc.	82,101	2,000,801
Stratasys Ltd. (a)	17,980	1,334,476
Ultratech, Inc. (a)	27,710	1,095,376
Universal Display Corp. (a)	13,541	397,970
Veeco Instruments, Inc. (a)	65,590	2,514,065

		$9,966,185

Energy – Independent – 5.4%
Cabot Oil & Gas Corp.	56,028	$3,788,053
Peabody Energy Corp.	118,030	2,496,335
Range Resources Corp.	34,067	2,760,790

		$9,045,178

Food & Beverages – 2.4%
Flowers Foods, Inc.	41,210	$1,357,457
Green Mountain Coffee Roasters, Inc. (a)	45,100	2,559,876

		$3,917,333

Gaming & Lodging – 1.1%
Norwegian Cruise Line Holdings Ltd. (a)	58,880	$1,745,792

General Merchandise – 0.9%
Five Below, Inc. (a)	39,900	$1,511,811

Internet – 1.5%
Millennial Media, Inc. (a)	74,660	$474,091
Shutterfly, Inc. (a)	35,710	1,577,311
Shutterstock, Inc. (a)	8,930	401,671

		$2,453,073

Machinery & Tools – 10.0%
Allison Transmission Holdings, Inc.	103,580	$2,486,956
IPG Photonics Corp.	27,092	1,799,180
Joy Global, Inc.	33,854	2,014,990
Kennametal, Inc.	48,120	1,878,605
Nordson Corp.	12,440	820,418
Polypore International, Inc. (a)	53,123	2,134,482
Proto Labs, Inc. (a)	45,070	2,212,937
United Rentals, Inc. (a)	26,906	1,479,023
WABCO Holdings, Inc. (a)	25,417	1,794,186

		$16,620,777

Medical & Health Technology & Services – 6.8%
Advisory Board Co. (a)	15,806	$830,131
Brookdale Senior Living, Inc. (a)	29,064	810,304
Capital Senior Living Corp. (a)	5,730	151,444
Community Health Systems, Inc.	24,640	1,167,690
Health Management Associates, Inc., “A” (a)	94,590	1,217,373
Healthcare Services Group, Inc.	86,446	2,215,611
HealthStream, Inc. (a)	32,320	741,421
HMS Holdings Corp. (a)	43,200	1,172,880
IDEXX Laboratories, Inc. (a)	8,940	825,967
LifePoint Hospitals, Inc. (a)	24,020	1,164,009

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Medical & Health Technology & Services – continued
Vanguard Health Systems, Inc. (a)	67,910	$1,009,822

		$11,306,652

Medical Equipment – 9.9%
Align Technology, Inc. (a)	68,071	$2,281,059
Cardiovascular Systems, Inc. (a)	46,070	943,514
Cepheid, Inc. (a)	55,051	2,112,307
Conceptus, Inc. (a)	122,832	2,966,393
DexCom, Inc. (a)	67,999	1,136,943
Endologix, Inc. (a)	135,422	2,187,065
Genmark Diagnostics, Inc. (a)	36,870	476,360
Globus Medical, Inc., “A” (a)	99,880	1,466,238
NxStage Medical, Inc. (a)	107,345	1,210,852
Uroplasty, Inc. (a)	145,625	369,888
Volcano Corp. (a)	62,674	1,395,123

		$16,545,742

Metals & Mining – 4.2%
Globe Specialty Metals, Inc.	156,257	$2,175,097
GrafTech International Ltd. (a)	209,120	1,606,042
Iluka Resources Ltd.	235,010	2,297,338
Molycorp, Inc. (a)	170,530	886,756

		$6,965,233

Oil Services – 5.7%
Atwood Oceanics, Inc. (a)	55,449	$2,913,290
Basic Energy Services, Inc. (a)	83,260	1,138,164
Dresser-Rand Group, Inc. (a)	39,133	2,412,941
Key Energy Services, Inc. (a)	134,510	1,086,841
Superior Energy Services, Inc. (a)	74,750	1,941,258

		$9,492,494

Pharmaceuticals – 2.4%
Kythera Biopharmaceuticals, Inc. (a)	26,460	$644,566
Perrigo Co.	13,910	1,651,534
Zoetis, Inc. (a)	49,700	1,659,980

		$3,956,080

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Railroad & Shipping – 2.9%
Diana Shipping, Inc. (a)	342,358	$3,649,536
Navios Maritime Holdings, Inc.	266,270	1,216,854

		$4,866,390

Restaurants – 3.0%
Arcos Dorados Holdings, Inc.	187,894	$2,480,201
Chuy’s Holdings, Inc. (a)	51,480	1,677,218
Dunkin Brands Group, Inc.	24,910	918,681

		$5,076,100

Specialty Chemicals – 2.8%
Rockwood Holdings, Inc.	25,640	$1,677,882
Tronox Ltd., “A”	150,460	2,980,613

		$4,658,495

Specialty Stores – 2.0%
Citi Trends, Inc. (a)	118,833	$1,215,662
Monro Muffler Brake, Inc.	53,153	2,110,706

		$3,326,368

Trucking – 3.6%
Atlas Air Worldwide Holdings, Inc. (a)	45,775	$1,865,782
Celadon Group, Inc.	39,390	821,675
Swift Transportation Co. (a)	238,036	3,375,350

		$6,062,807

Total Common Stocks		$166,301,636

MONEY MARKET FUNDS – 0.1%
MFS Institutional Money Market Portfolio, 0.14%, at Net Asset Value (v)	135,103	$135,103

Total Investments		$166,436,739

OTHER ASSETS, LESS LIABILITIES – 0.1%		103,989

Net Assets – 100.0%		$166,540,728

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Supplemental Information

3/31/13 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$151,848,273	$—	$—	$151,848,273
Greece	4,866,390	—	—	4,866,390
Israel	3,047,514	—	—	3,047,514
Argentina	2,480,201	—	—	2,480,201
Australia	—	2,297,338	—	2,297,338
India	1,076,277	—	—	1,076,277
Brazil	685,643	—	—	685,643
Mutual Funds	135,103	—	—	135,103
Total Investments	$164,139,401	$2,297,338	$—	$166,436,739

For further information regarding security characteristics, see the Portfolio of Investments.

3

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$140,152,712
Gross unrealized appreciation	32,221,963
Gross unrealized depreciation	(5,937,936)
Net unrealized appreciation (depreciation)	$26,284,027

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	3,002,788	8,075,825	(10,943,510)	135,103

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$222	$135,103

4

QUARTERLY REPORT

March 31, 2013

MFS® VALUE PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

3/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 98.6%
Aerospace – 7.9%
Honeywell International, Inc.	82,160	$6,190,756
Lockheed Martin Corp.	107,657	10,391,054
Northrop Grumman Corp.	45,260	3,174,989
United Technologies Corp.	70,825	6,617,180

		$26,373,979

Alcoholic Beverages – 1.8%
Diageo PLC	191,184	$6,027,760

Automotive – 1.7%
Delphi Automotive PLC	46,660	$2,071,704
General Motors Co. (a)	22,840	635,409
Johnson Controls, Inc.	86,335	3,027,768

		$5,734,881

Broadcasting – 4.1%
Omnicom Group, Inc.	66,278	$3,903,774
Viacom, Inc., “B”	64,630	3,979,269
Walt Disney Co.	103,482	5,877,778

		$13,760,821

Brokerage & Asset Managers – 2.1%
BlackRock, Inc.	15,959	$4,099,548
Franklin Resources, Inc.	18,700	2,820,147

		$6,919,695

Business Services – 3.3%
Accenture PLC, “A”	95,207	$7,232,876
Dun & Bradstreet Corp.	17,677	1,478,681
Fidelity National Information Services, Inc.	12,720	503,966
Fiserv, Inc. (a)	19,060	1,674,040

		$10,889,563

Cable TV – 1.0%
Comcast Corp., “Special A”	81,500	$3,229,030

Chemicals – 3.1%
3M Co.	53,958	$5,736,275
PPG Industries, Inc.	33,887	4,538,825

		$10,275,100

Computer Software – 1.3%
Oracle Corp.	133,223	$4,308,432

Computer Software – Systems – 2.2%
Hewlett-Packard Co.	30,020	$715,677
International Business Machines Corp.	31,715	6,764,810

		$7,480,487

Construction – 1.0%
Stanley Black & Decker, Inc.	41,296	$3,343,737

Consumer Products – 0.5%
Procter & Gamble Co.	21,058	$1,622,729

Electrical Equipment – 2.7%
Danaher Corp.	67,010	$4,164,672

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Electrical Equipment – continued
Pentair Ltd.	24,166	$1,274,756
Tyco International Ltd.	107,560	3,441,920

		$8,881,348

Electronics – 0.6%
Intel Corp.	97,702	$2,134,789

Energy – Independent – 2.5%
Apache Corp.	21,955	$1,694,048
EOG Resources, Inc.	16,932	2,168,481
Occidental Petroleum Corp.	57,837	4,532,686

		$8,395,215

Energy – Integrated – 3.8%
Chevron Corp.	51,693	$6,142,162
Exxon Mobil Corp.	70,667	6,367,803

		$12,509,965

Engineering – Construction – 0.2%
Fluor Corp.	7,790	$516,711

Food & Beverages – 5.6%
Coca-Cola Enterprises, Inc.	25,340	$935,553
Dr Pepper Snapple Group, Inc.	31,690	1,487,845
General Mills, Inc.	110,610	5,454,179
Groupe Danone	45,243	3,148,323
J.M. Smucker Co.	9,390	931,112
Kellogg Co.	19,270	1,241,566
Nestle S.A.	56,831	4,111,115
PepsiCo, Inc.	18,853	1,491,461

		$18,801,154

Food & Drug Stores – 1.5%
CVS Caremark Corp.	93,053	$5,116,984

General Merchandise – 1.8%
Kohl’s Corp.	18,450	$851,099
Target Corp.	72,930	4,992,059

		$5,843,158

Insurance – 7.0%
ACE Ltd.	42,850	$3,812,364
Aon PLC	49,900	3,068,850
Chubb Corp.	27,535	2,410,139
MetLife, Inc.	149,638	5,689,237
Prudential Financial, Inc.	65,057	3,837,712
Travelers Cos., Inc.	55,295	4,655,286

		$23,473,588

Leisure & Toys – 0.9%
Hasbro, Inc.	67,843	$2,981,021

Machinery & Tools – 0.9%
Eaton Corp. PLC	48,040	$2,942,450
Illinois Tool Works, Inc.	800	48,752

		$2,991,202

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Major Banks – 10.8%
Bank of New York Mellon Corp.	183,245	$5,129,027
Goldman Sachs Group, Inc.	47,522	6,992,862
JPMorgan Chase & Co.	233,142	11,064,919
PNC Financial Services Group, Inc.	35,005	2,327,833
State Street Corp.	62,105	3,669,784
Wells Fargo & Co.	183,132	6,774,053

		$35,958,478

Medical & Health Technology & Services – 0.7%
Express Scripts Holding Co. (a)	14,260	$822,089
Quest Diagnostics, Inc.	26,060	1,471,087

		$2,293,176

Medical Equipment – 4.2%
Abbott Laboratories	73,912	$2,610,572
Becton, Dickinson & Co.	19,352	1,850,245
Medtronic, Inc.	78,330	3,678,377
St. Jude Medical, Inc.	62,220	2,516,177
Thermo Fisher Scientific, Inc.	44,515	3,404,952

		$14,060,323

Other Banks & Diversified Financials – 1.1%
MasterCard, Inc., “A”	2,420	$1,309,535
Western Union Co.	151,375	2,276,680

		$3,586,215

Pharmaceuticals – 9.2%
AbbVie, Inc.	56,262	$2,294,364
Johnson & Johnson	146,027	11,905,581
Merck & Co., Inc.	65,292	2,887,865
Pfizer, Inc.	398,408	11,498,055
Roche Holding AG	8,519	1,983,877
Zoetis, Inc. (a)	3,560	118,904

		$30,688,646

Printing & Publishing – 1.2%
McGraw-Hill Cos., Inc.	27,550	$1,434,804
Moody’s Corp.	47,640	2,540,165

		$3,974,969

Railroad & Shipping – 0.5%
Canadian National Railway Co.	15,650	$1,569,695

Restaurants – 0.6%
McDonald’s Corp.	20,140	$2,007,757

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Specialty Chemicals – 0.9%
Air Products & Chemicals, Inc.	35,447	$3,088,143

Specialty Stores – 0.9%
Advance Auto Parts, Inc.	23,580	$1,948,887
Staples, Inc.	67,160	901,959

		$2,850,846

Telecommunications – Wireless – 1.5%
Vodafone Group PLC	1,780,375	$5,047,885

Telephone Services – 2.4%
AT&T, Inc.	143,862	$5,278,297
Verizon Communications, Inc.	56,810	2,792,212

		$8,070,509

Tobacco – 5.1%
Altria Group, Inc.	48,892	$1,681,396
Lorillard, Inc.	78,910	3,184,018
Philip Morris International, Inc.	132,485	12,282,684

		$17,148,098

Trucking – 1.6%
United Parcel Service, Inc., “B”	63,760	$5,476,984

Utilities – Electric Power – 0.4%
PPL Corp.	19,222	$601,841
Public Service Enterprise Group, Inc.	19,123	656,684

		$1,258,525

Total Common Stocks		$328,691,598

CONVERTIBLE PREFERRED STOCKS – 0.2%
Aerospace – 0.1%
United Technologies Corp., 7.5%	5,450	$326,182

Utilities – Electric Power – 0.1%
PPL Corp., 9.5%	6,380	$349,624

Total Convertible Preferred Stocks		$675,806

MONEY MARKET FUNDS – 1.1%
MFS Institutional Money Market Portfolio, 0.14%, at Net Asset Value (v)	3,455,313	$3,455,313

Total Investments		$332,822,717

OTHER ASSETS, LESS LIABILITIES – 0.1%		454,678

Net Assets – 100.0%		$333,277,395

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Supplemental Information

3/31/13 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$329,367,404	$—	$—	$329,367,404
Mutual Funds	3,455,313	—	—	3,455,313
Total Investments	$332,822,717	$—	$—	$332,822,717

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $16,207,846 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

3

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$243,351,159
Gross unrealized appreciation	91,048,265
Gross unrealized depreciation	(1,576,707)
Net unrealized appreciation (depreciation)	$89,471,558

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Insitutional Money Market Portfolio	1,687,422	22,965,685	(21,197,794)	3,455,313

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Insitutional Money Market Portfolio	$—	$—	$850	$3,455,313

4

QUARTERLY REPORT

March 31, 2013

MFS® CORE EQUITY PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

3/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 98.5%
Aerospace – 3.2%
Embraer S.A., ADR	7,840	$279,653
Honeywell International, Inc.	22,630	1,705,171
Lockheed Martin Corp.	4,450	429,514
Precision Castparts Corp.	5,340	1,012,571
United Technologies Corp.	15,130	1,413,596

		$4,840,505

Apparel Manufacturers – 1.2%
Guess?, Inc.	19,800	$491,634
NIKE, Inc., “B”	13,320	786,013
VF Corp.	3,640	610,610

		$1,888,257

Automotive – 1.4%
Delphi Automotive PLC	30,780	$1,366,632
General Motors Co. (a)	28,830	802,051

		$2,168,683

Biotechnology – 2.1%
Biogen Idec, Inc. (a)	4,090	$789,002
Celgene Corp. (a)	8,590	995,667
Gilead Sciences, Inc. (a)	17,160	839,639
ViroPharma, Inc. (a)	23,540	592,266

		$3,216,574

Broadcasting – 2.2%
News Corp., “A”	50,690	$1,547,059
Time Warner, Inc.	8,250	475,365
Walt Disney Co.	21,850	1,241,080

		$3,263,504

Brokerage & Asset Managers – 1.3%
BlackRock, Inc.	2,019	$518,641
Franklin Resources, Inc.	3,730	562,521
FXCM, Inc., “A”	16,680	228,182
NASDAQ OMX Group, Inc.	18,354	592,834

		$1,902,178

Business Services – 2.0%
Accenture PLC, “A”	8,490	$644,985
Bright Horizons Family Solutions, Inc. (a)	5,120	173,005
Fidelity National Information Services, Inc.	19,120	757,534
FleetCor Technologies, Inc. (a)	9,400	720,698
Gartner, Inc. (a)	7,560	411,340
Performant Financial Corp. (a)	26,370	323,824

		$3,031,386

Cable TV – 1.2%
Comcast Corp., “Special A”	22,410	$887,884
Time Warner Cable, Inc.	10,090	969,245

		$1,857,129

Chemicals – 1.3%
Celanese Corp.	13,280	$584,984

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Chemicals – continued
LyondellBasell Industries N.V., “A”	10,770	$681,633
PPG Industries, Inc.	5,660	758,100

		$2,024,717

Computer Software – 3.6%
Check Point Software Technologies Ltd. (a)	22,170	$1,041,768
Citrix Systems, Inc. (a)	13,380	965,501
Oracle Corp.	47,760	1,544,558
Qlik Technologies, Inc. (a)	13,660	352,838
Salesforce.com, Inc. (a)	3,320	593,716
Symantec Corp. (a)	40,060	988,681

		$5,487,062

Computer Software – Systems – 5.2%
Apple, Inc. (s)	7,880	$3,487,924
EMC Corp. (a)	52,620	1,257,092
Hewlett-Packard Co.	79,770	1,901,717
International Business Machines Corp.	720	153,576
SS&C Technologies Holdings, Inc. (a)	16,480	494,070
Vantiv, Inc., “A” (a)	25,700	610,118

		$7,904,497

Construction – 0.6%
Stanley Black & Decker, Inc.	10,780	$872,857

Consumer Products – 2.1%
Colgate-Palmolive Co.	14,200	$1,676,026
International Flavors & Fragrances, Inc.	8,820	676,229
Newell Rubbermaid, Inc.	29,670	774,387

		$3,126,642

Consumer Services – 0.8%
Grand Canyon Education, Inc. (a)	6,850	$173,922
Priceline.com, Inc. (a)	1,610	1,107,567

		$1,281,489

Containers – 0.7%
Packaging Corp. of America	16,750	$751,573
Silgan Holdings, Inc.	6,180	292,005

		$1,043,578

Electrical Equipment – 1.7%
AMETEK, Inc.	15,910	$689,858
Danaher Corp.	17,260	1,072,709
Sensata Technologies Holding B.V. (a)	14,630	480,888
W.W. Grainger, Inc.	1,490	335,220

		$2,578,675

Electronics – 2.8%
Altera Corp.	42,530	$1,508,539
ASML Holding N.V.	7,019	477,362
KLA-Tencor Corp.	2,630	138,706
Linear Technology Corp.	12,900	494,973
Microchip Technology, Inc.	32,500	1,194,700

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Electronics – continued
NXP Semiconductors N.V. (a)	13,390	$405,181

		$4,219,461

Energy – Independent – 4.0%
Anadarko Petroleum Corp.	4,460	$390,027
Cabot Oil & Gas Corp.	10,990	743,034
Concho Resources, Inc. (a)	4,220	411,155
CONSOL Energy, Inc.	3,740	125,851
EOG Resources, Inc.	3,890	498,192
EQT Corp.	6,360	430,890
Gulfport Energy Corp. (a)	2,160	98,993
Marathon Petroleum Corp.	7,120	637,952
Noble Energy, Inc.	7,880	911,401
PDC Energy, Inc. (a)	1,790	88,730
Peabody Energy Corp.	3,970	83,966
Pioneer Natural Resources Co.	6,630	823,778
SM Energy Co.	1,572	93,094
Valero Energy Corp.	14,520	660,515

		$5,997,578

Energy – Integrated – 4.1%
Exxon Mobil Corp. (s)	69,276	$6,242,460

Food & Beverages – 3.3%
Coca-Cola Co.	44,720	$1,808,474
Coca-Cola Enterprises, Inc.	14,870	549,000
General Mills, Inc.	20,020	987,186
Mead Johnson Nutrition Co., “A”	5,370	415,907
Mondelez International, Inc.	39,210	1,200,218

		$4,960,785

Food & Drug Stores – 1.0%
CVS Caremark Corp.	22,090	$1,214,729
Kroger Co.	10,270	340,348

		$1,555,077

Gaming & Lodging – 0.6%
Wynn Resorts Ltd.	7,840	$981,254

General Merchandise – 1.3%
Target Corp.	29,610	$2,026,805

Health Maintenance Organizations – 0.7%
Aetna, Inc.	15,000	$766,800
UnitedHealth Group, Inc.	5,140	294,059

		$1,060,859

Insurance – 3.9%
ACE Ltd.	32,500	$2,891,525
American International Group, Inc. (a)	25,330	983,311
MetLife, Inc.	32,520	1,236,410
Validus Holdings Ltd.	21,650	809,061

		$5,920,307

Internet – 2.5%
eBay, Inc. (a)	9,510	$515,632
Google, Inc., “A” (a)	2,710	2,151,821
Rackspace Hosting, Inc. (a)	11,210	565,881

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Internet – continued
Shutterfly, Inc. (a)	11,050	$488,079

		$3,721,413

Leisure & Toys – 0.3%
Activision Blizzard, Inc.	20,000	$291,400
Brunswick Corp.	6,070	207,715

		$499,115

Machinery & Tools – 2.4%
Eaton Corp. PLC	13,630	$834,838
Illinois Tool Works, Inc.	4,980	303,481
Joy Global, Inc.	12,640	752,333
Kennametal, Inc.	13,690	534,458
Roper Industries, Inc.	9,200	1,171,252

		$3,596,362

Major Banks – 4.4%
Goldman Sachs Group, Inc.	5,730	$843,170
JPMorgan Chase & Co. (s)	49,020	2,326,489
PNC Financial Services Group, Inc.	12,200	811,300
State Street Corp.	14,990	885,759
Wells Fargo & Co.	49,320	1,824,347

		$6,691,065

Medical & Health Technology & Services – 1.3%
AmerisourceBergen Corp.	10,390	$534,566
Cerner Corp. (a)	2,160	204,660
Express Scripts Holding Co. (a)	15,620	900,493
Henry Schein, Inc. (a)	2,780	257,289

		$1,897,008

Medical Equipment – 2.9%
AtriCure, Inc. (a)	17,320	$137,174
Cooper Cos., Inc.	5,860	632,177
Covidien PLC	13,480	914,483
DexCom, Inc. (a)	10,010	167,367
Endologix, Inc. (a)	9,510	153,587
NxStage Medical, Inc. (a)	24,210	273,089
Sirona Dental Systems, Inc. (a)	3,400	250,682
St. Jude Medical, Inc.	13,440	543,514
Stryker Corp.	9,960	649,790
Thermo Fisher Scientific, Inc.	8,000	611,920

		$4,333,783

Metals & Mining – 0.4%
Cliffs Natural Resources, Inc.	6,200	$117,862
Lundin Mining Corp. (a)	52,330	228,304
Teck Resources Ltd., “B”	10,241	287,799

		$633,965

Natural Gas – Distribution – 0.2%
Spectra Energy Corp.	11,810	$363,158

Natural Gas – Pipeline – 0.6%
Enbridge, Inc.	12,690	$590,593
Kinder Morgan, Inc.	6,848	264,881

		$855,474

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Network & Telecom – 0.6%
Fortinet, Inc. (a)	6,330	$149,894
Juniper Networks, Inc. (a)	9,230	171,124
Qualcomm, Inc.	9,020	603,889

		$924,907

Oil Services – 1.7%
Cameron International Corp. (a)	11,240	$732,848
Dresser-Rand Group, Inc. (a)	9,480	584,537
Ensco PLC, “A”	3,550	213,000
FMC Technologies, Inc. (a)	6,780	368,764
Schlumberger Ltd.	6,750	505,508
Superior Energy Services, Inc. (a)	5,710	148,289

		$2,552,946

Other Banks & Diversified Financials – 4.7%
American Express Co.	10,630	$717,100
BancorpSouth, Inc.	10,630	173,269
CIT Group, Inc. (a)	15,590	677,853
Citigroup, Inc.	34,270	1,516,105
EuroDekania Ltd. (a)(z)	100,530	107,280
Fifth Third Bancorp	58,240	949,894
PrivateBancorp, Inc.	30,150	570,137
TCF Financial Corp.	33,530	501,609
Visa, Inc., “A”	8,710	1,479,306
Western Union Co.	28,830	433,603

		$7,126,156

Pharmaceuticals – 5.5%
Eli Lilly & Co.	13,120	$745,085
Johnson & Johnson	26,470	2,158,099
Perrigo Co.	3,460	410,806
Pfizer, Inc.	118,192	3,411,021
Valeant Pharmaceuticals International, Inc. (a)	10,370	777,957
Zoetis, Inc. (a)	22,520	752,168

		$8,255,136

Pollution Control – 0.3%
Stericycle, Inc. (a)	4,580	$486,304

Printing & Publishing – 0.4%
Moody’s Corp.	10,640	$567,325

Railroad & Shipping – 1.2%
Canadian Pacific Railway Ltd.	1,420	$185,267
Diana Shipping, Inc. (a)	33,120	353,059
Kansas City Southern Co.	2,800	310,520
Union Pacific Corp.	6,290	895,759

		$1,744,605

Real Estate – 3.4%
Equity Lifestyle Properties, Inc., REIT	20,090	$1,542,912
Mid-America Apartment Communities, Inc., REIT	23,300	1,609,098
Public Storage, Inc., REIT	5,530	842,330
Tanger Factory Outlet Centers, Inc., REIT	33,630	1,216,733

		$5,211,073

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Restaurants – 1.7%
McDonald’s Corp.	17,780	$1,772,488
Starbucks Corp.	12,880	733,645

		$2,506,133

Specialty Chemicals – 1.2%
Airgas, Inc.	4,910	$486,876
Albemarle Corp.	3,380	211,318
Ecolab, Inc.	13,160	1,055,169

		$1,753,363

Specialty Stores – 2.5%
Amazon.com, Inc. (a)	1,200	$319,788
AutoZone, Inc. (a)	1,770	702,283
Bed Bath & Beyond, Inc. (a)	10,410	670,612
Children’s Place Retail Store, Inc. (a)	9,560	428,479
Express, Inc. (a)	33,220	591,648
rue21, Inc. (a)	16,220	476,706
Tiffany & Co.	9,630	669,670

		$3,859,186

Telecommunications – Wireless – 0.9%
American Tower Corp., REIT	11,720	$901,502
SBA Communications Corp. (a)	6,460	465,249

		$1,366,751

Telephone Services – 2.0%
AT&T, Inc.	35,360	$1,297,358
Verizon Communications, Inc.	34,660	1,703,539

		$3,000,897

Tobacco – 1.7%
Lorillard, Inc.	14,370	$579,830
Philip Morris International, Inc.	21,340	1,978,431

		$2,558,261

Trucking – 1.1%
Expeditors International of Washington, Inc.	19,340	$690,631
Swift Transportation Co. (a)	63,950	906,811

		$1,597,442

Utilities – Electric Power – 2.3%
AES Corp.	27,680	$347,938
American Electric Power Co., Inc.	11,580	563,135
Calpine Corp. (a)	27,260	561,556
CMS Energy Corp.	20,260	566,064
Edison International	10,910	548,991
Great Plains Energy, Inc.	21,620	501,368
PG&E Corp.	9,760	434,613

		$3,523,665

Total Common Stocks		$149,077,812

CONVERTIBLE PREFERRED STOCKS – 0.6%
Utilities – Electric Power – 0.6%
PPL Corp., 9.5%	8,010	$438,948

3

Portfolio of Investments (unaudited) – continued

Issuer			Shares/Par	Value ($)

CONVERTIBLE PREFERRED STOCKS – continued
Utilities – Electric Power – continued
PPL Corp., 8.75%			7,350	$409,763

Total Convertible Preferred Stocks				$848,711

	Strike Price	First Exercise
WARRANTS – 0.0%
Natural Gas – Pipeline – 0.0%
Kinder Morgan, Inc. (1 share for 1 warrant) (a)	$40	2/15/12	7,545	$38,781

Issuer	Shares/Par	Value ($)

MONEY MARKET FUNDS – 1.1%
MFS Institutional Money Market Portfolio, 0.14%, at Net Asset Value (v)	1,613,354	$1,613,354

Total Investments		$151,578,658

SECURITIES SOLD SHORT – (0.2)%
Electronics – (0.2)%
Xilinx, Inc.	(8,500)	$(324,445)

OTHER ASSETS, LESS LIABILITIES – 0.0%		33,928

Net Assets – 100.0%		$151,288,141

(a)	Non-income producing security.

(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short and/or certain derivative transactions.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
EuroDekania Ltd.	3/08/07-6/25/07	$1,412,164	$107,280
% of Net assets			0.1%

At March 31, 2013, the fund had cash collateral of $1,489 and/or other liquid securities with an aggregate value of $916,265 to cover any commitments for securities sold short and certain derivative contracts.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

03/31/13 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$145,231,080	$—	$—	$145,231,080
Canada	2,069,920	—	—	2,069,920
Israel	1,041,768	—	—	1,041,768
Netherlands	882,544	—	—	882,544
Greece	353,059	—	—	353,059
Brazil	279,653	—	—	279,653
United Kingdom	—	—	107,280	107,280
Mutual Funds	1,613,354	—	—	1,613,354
Total Investments	$151,471,378	$—	$107,280	$151,578,658
Short Sales	$(324,445)	$—	$—	$(324,445)

For further information regarding security characteristics, see the Portfolio of Investments.

5

Supplemental Information (unaudited) – continued

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 12/31/12	$130,373
Change in unrealized appreciation (depreciation)	(23,093)
Balance as of 3/31/13	$107,280

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at March 31, 2013 is $(23,093).

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$127,022,810
Gross unrealized appreciation	27,924,097
Gross unrealized depreciation	(3,368,249)
Net unrealized appreciation (depreciation)	$24,555,848

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	896,829	6,841,166	(6,124,641)	1,613,354

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$407	$1,613,354

6

QUARTERLY REPORT

March 31, 2013

MFS® INTERNATIONAL

VALUE PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

3/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 94.7%
Aerospace – 1.0%
Cobham PLC	2,160,232	$7,976,143

Alcoholic Beverages – 2.4%
Heineken N.V.	263,748	$19,881,751

Automotive – 0.7%
USS Co. Ltd.	49,340	$5,788,989

Broadcasting – 1.6%
Fuji Television Network, Inc.	3,890	$6,736,664
Nippon Television Holdings, Inc.	394,400	5,900,505

		$12,637,169

Brokerage & Asset Managers – 1.8%
Computershare Ltd.	457,845	$4,874,026
Daiwa Securities Group, Inc.	1,179,000	8,212,189
IG Group Holdings PLC	235,040	1,907,082

		$14,993,297

Business Services – 6.9%
Amadeus IT Holding S.A.	445,075	$12,025,106
Brenntag AG	38,025	5,937,514
Bunzl PLC	584,214	11,495,505
Compass Group PLC	1,331,395	17,003,212
Nomura Research, Inc.	372,700	9,560,875

		$56,022,212

Chemicals – 1.2%
Givaudan S.A.	8,032	$9,868,611

Computer Software – 0.7%
OBIC Co. Ltd.	24,210	$5,580,793

Computer Software – Systems – 2.1%
Canon, Inc.	299,500	$10,812,274
Nintendo Co. Ltd.	34,600	3,714,228
Venture Corp. Ltd.	410,000	2,863,767

		$17,390,269

Construction – 0.7%
Geberit AG	24,178	$5,954,055

Consumer Products – 7.8%
Henkel KGaA, IPS	190,900	$18,377,066
Kao Corp.	730,500	23,889,786
KOSE Corp.	123,100	2,848,109
Reckitt Benckiser Group PLC	259,878	18,630,040

		$63,745,001

Containers – 0.4%
Brambles Ltd.	383,058	$3,388,927

Electrical Equipment – 1.9%
Legrand S.A.	223,170	$9,733,259
Spectris PLC	147,485	5,503,799

		$15,237,058

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Electronics – 3.1%
ASM International N.V.	68,004	$2,258,428
Halma PLC	732,873	5,768,260
Hirose Electric Co. Ltd.	48,500	6,545,286
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	626,287	10,765,874

		$25,337,848

Energy – Independent – 0.6%
Cairn Energy PLC (a)	1,068,922	$4,442,114

Energy – Integrated – 4.0%
BP PLC	1,858,863	$12,989,640
Royal Dutch Shell PLC, “A”	598,390	19,357,369

		$32,347,009

Food & Beverages – 6.3%
Groupe Danone	410,676	$28,577,702
ITO EN Ltd.	92,000	2,189,127
Nestle S.A.	288,816	20,892,749

		$51,659,578

Food & Drug Stores – 1.3%
Lawson, Inc.	137,900	$10,615,577

Insurance – 6.6%
Amlin PLC	394,240	$2,536,883
Catlin Group Ltd.	401,992	3,182,303
Delta Lloyd N.V.	246,200	4,223,109
Euler Hermes	28,032	2,582,795
Hiscox Ltd. (a)	706,956	5,908,013
ING Groep N.V. (a)	751,479	5,334,325
Jardine Lloyd Thompson Group PLC	263,466	3,406,752
Sony Financial Holdings, Inc.	281,600	4,215,927
Swiss Re Ltd.	144,105	11,722,767
Zurich Insurance Group AG	38,447	10,703,580

		$53,816,454

Leisure & Toys – 0.3%
Sankyo Co. Ltd.	49,800	$2,355,691

Machinery & Tools – 1.7%
Glory Ltd.	130,300	$3,125,374
Neopost S.A.	112,102	6,716,511
Schindler Holding AG	24,608	3,606,926

		$13,448,811

Major Banks – 3.7%
Bank of Ireland (a)	7,502,660	$1,481,236
HSBC Holdings PLC	1,927,957	20,579,272
Sumitomo Mitsui Financial Group, Inc.	209,900	8,413,384

		$30,473,892

Medical & Health Technology & Services – 0.7%
Kobayashi Pharmaceutical Co. Ltd.	111,700	$5,390,492

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Medical Equipment – 0.4%
Nihon Kohden Corp.	101,700	$3,541,898

Network & Telecom – 2.8%
Ericsson, Inc., “B”	1,336,827	$16,637,344
Nokia Oyj	1,978,273	6,401,234

		$23,038,578

Other Banks & Diversified Financials – 4.2%
Anglo Irish Bank Corp. PLC (a)	249,800	$0
Chiba Bank Ltd.	444,000	3,182,204
DnB NOR A.S.A.	645,758	9,493,117
Hachijuni Bank Ltd.	436,000	2,634,147
Joyo Bank Ltd.	626,000	3,502,888
Julius Baer Group Ltd.	105,226	4,092,615
Jyske Bank A.S. (a)	43,500	1,481,080
North Pacific Bank Ltd.	652,500	2,196,247
Sydbank A.S. (a)	70,886	1,451,765
UniCredit S.p.A. (a)	1,236,860	5,280,231
Unione di Banche Italiane S.c.p.A.	232,773	857,645

		$34,171,939

Pharmaceuticals – 10.0%
Bayer AG	159,148	$16,418,116
GlaxoSmithKline PLC	1,056,711	24,702,452
Novartis AG	173,770	12,350,671
Roche Holding AG	94,463	21,998,233
Santen Pharmaceutical Co. Ltd.	138,300	6,534,668

		$82,004,140

Printing & Publishing – 1.3%
Pearson PLC	463,040	$8,330,221
United Business Media Ltd.	226,207	2,421,438

		$10,751,659

Real Estate – 2.4%
Deutsche Wohnen AG	450,368	$8,187,134
GSW Immobilien AG	164,986	6,527,264
TAG Immobilien AG	408,510	4,676,730

		$19,391,128

Specialty Chemicals – 0.8%
Symrise AG	155,776	$6,172,878

Specialty Stores – 0.4%
Esprit Holdings Ltd.	2,766,758	$3,337,574

Telecommunications – Wireless – 6.6%
KDDI Corp.	726,800	$29,865,322
NTT DoCoMo, Inc.	5,952	8,980,454
Vodafone Group PLC	5,407,316	15,331,326

		$54,177,102

Issuer	Shares/Par		Value ($)

COMMON STOCKS – continued
Telephone Services – 2.3%
China Unicom (Hong Kong) Ltd.		1,390,000	$1,866,392
Deutsche Telekom AG		345,750	3,655,053
Royal KPN N.V.		271,966	914,885
TDC A.S.		927,830	7,130,220
Telecom Italia S.p.A.		8,165,725	5,024,862

			$18,591,412

Tobacco – 4.3%
British American Tobacco PLC		319,423	$17,118,195
Japan Tobacco, Inc.		575,600	18,335,103

			$35,453,298

Trucking – 1.7%
Yamato Holdings Co. Ltd.		758,700	$14,017,180

Total Common Stocks			$773,000,527

Issuer/ Expiration Date/Strike Price	Par Amount of Contracts
PUT OPTIONS PURCHASED – 0.2%
JPY Currency – July 2013 @ $0.0117	JPY	1,383,359,726	$1,487,112
JPY Currency – December 2013 @ $0.0106	JPY	973,680,094	407,972
JPY Currency – January 2014 @ $0.1052	JPY	646,022,802	149,231

Total Put Options Purchased			$2,044,315

CALL OPTIONS PURCHASED – 0.0%
EUR Currency – December 2013 @ JPY 124.50	EUR	8,144,843	$338,711

Issuer	Shares/Par
MONEY MARKET FUNDS – 4.2%
MFS Institutional Money Market Portfolio, 0.14%, at Net Asset Value (v)		34,083,690	$34,083,690

Total Investments			$809,467,243

OTHER ASSETS, LESS LIABILITIES – 0.9%			7,138,388

Net Assets – 100.0%			$816,605,631

2

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

IPS	International Preference Stock

PLC	Public Limited Company

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

JPY	Japanese Yen

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

Supplemental Information

3/31/13 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments.

4

Supplemental Information (unaudited) – continued

The following is a summary of the levels used as of March 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$218,685,382	$—	$—	$218,685,382
United Kingdom	208,590,019	—	—	208,590,019
Switzerland	101,190,207	—	—	101,190,207
Germany	69,951,754	—	—	69,951,754
France	47,610,266	—	—	47,610,266
Netherlands	32,612,499	—	—	32,612,499
Sweden	16,637,344	—	—	16,637,344
Spain	12,025,106	—	—	12,025,106
Italy	11,162,738	—	—	11,162,738
Other Countries	28,711,408	25,823,804	0	54,535,212
Purchased Currency Options	—	2,383,026	—	2,383,026
Mutual Funds	34,083,690	—	—	34,083,690
Total Investments	$781,260,413	$28,206,830	$0	$809,467,243

For further information regarding security characteristics, see the Portfolio of Investments.

At March 31, 2013, the fund held one level 3 security valued at $0, which was also held and valued at $0 at December 31, 2012.

Of the level 1 investments presented above, equity investments amounting to $631,422,334 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$709,905,319
Gross unrealized appreciation	132,443,653
Gross unrealized depreciation	(32,881,729)
Net unrealized appreciation (depreciation)	$99,561,924

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	31,817,466	44,909,136	(42,642,912)	34,083,690

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$11,535	$34,083,690

5

Supplemental Information (unaudited) – continued

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2013, are as follows:

Japan	26.9%
United Kingdom	25.6%
Switzerland	12.4%
Germany	8.6%
France	5.8%
United States	5.2%
Netherlands	4.0%
Sweden	2.0%
Spain	1.5%
Other Countries	8.0%

6

QUARTERLY REPORT

March 31, 2013

MFS® RESEARCH INTERNATIONAL PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

3/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 98.7%
Alcoholic Beverages – 2.4%
Heineken N.V.	64,245	$4,842,892
Pernod Ricard S.A.	31,365	3,908,808

		$8,751,700

Apparel Manufacturers – 1.9%
Li & Fung Ltd.	2,618,000	$3,608,383
LVMH Moet Hennessy Louis Vuitton S.A.	18,974	3,257,074

		$6,865,457

Automotive – 3.7%
DENSO Corp.	137,400	$5,813,750
GKN PLC	179,021	719,475
Honda Motor Co. Ltd.	178,800	6,749,140

		$13,282,365

Broadcasting – 1.6%
Nippon Television Holdings, Inc.	136,600	$2,043,633
Publicis Groupe S.A.	53,478	3,586,312

		$5,629,945

Business Services – 2.9%
Amadeus IT Holding S.A.	83,065	$2,244,263
Cognizant Technology Solutions Corp., “A” (a)	24,560	1,881,542
Compass Group PLC	145,926	1,863,617
Mitsubishi Corp.	118,600	2,194,944
Nomura Research, Inc.	86,200	2,211,289

		$10,395,655

Computer Software – 0.6%
Dassault Systems S.A.	19,931	$2,304,239

Computer Software – Systems – 0.9%
Canon, Inc.	94,200	$3,400,722

Conglomerates – 0.8%
Hutchison Whampoa Ltd.	286,000	$2,992,120

Consumer Products – 1.0%
Reckitt Benckiser Group PLC	50,275	$3,604,096

Electrical Equipment – 3.5%
Legrand S.A.	28,074	$1,224,410
Schneider Electric S.A.	75,889	5,545,514
Siemens AG	56,253	6,059,938

		$12,829,862

Electronics – 1.0%
ASML Holding N.V.	12,484	$839,756
Taiwan Semiconductor Manufacturing Co. Ltd.	800,804	2,698,434

		$3,538,190

Energy – Independent – 2.3%
Cairn Energy PLC (a)	148,920	$618,866
Cenovus Energy, Inc.	59,820	1,849,206
INPEX Corp.	503	2,670,418

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Energy – Independent – continued
Oil Search Ltd.	167,010	$1,295,692
Reliance Industries Ltd.	140,256	2,001,413

		$8,435,595

Energy – Integrated – 5.4%
BG Group PLC	186,093	$3,192,349
BP PLC	1,038,906	7,259,822
Royal Dutch Shell PLC, “A”	286,815	9,278,203

		$19,730,374

Engineering – Construction – 1.0%
JGC Corp.	146,000	$3,687,980

Food & Beverages – 5.2%
Groupe Danone	95,760	$6,663,649
M. Dias Branco S.A. Industria e Comercio de Alimentos	50,500	2,008,275
Nestle S.A.	143,992	10,416,281

		$19,088,205

Food & Drug Stores – 0.7%
Lawson, Inc.	26,600	$2,047,675
Wumart Stores, Inc., “H”	340,000	614,901

		$2,662,576

Gaming & Lodging – 1.0%
Sands China Ltd.	721,200	$3,739,218

Insurance – 3.2%
AIA Group Ltd.	860,000	$3,766,488
Delta Lloyd N.V.	73,128	1,254,377
Hiscox Ltd. (a)	208,914	1,745,889
ING Groep N.V. (a)	472,702	3,355,445
Sony Financial Holdings, Inc.	91,500	1,369,877

		$11,492,076

Internet – 0.7%
Yahoo Japan Corp.	5,656	$2,600,391

Machinery & Tools – 3.8%
Atlas Copco AB, “A”	105,881	$3,002,220
Glory Ltd.	111,100	2,664,843
Joy Global, Inc.	55,850	3,324,192
Schindler Holding AG	29,994	4,396,381
Sinotruk Hong Kong Ltd.	460,000	248,274

		$13,635,910

Major Banks – 11.5%
Banco Santander S.A.	283,498	$1,905,176
Barclays PLC	1,537,430	6,801,403
BNP Paribas	103,581	5,316,947
HSBC Holdings PLC	593,782	6,338,109
Mitsubishi UFJ Financial Group, Inc.	454,300	2,691,648
Standard Chartered PLC	166,398	4,307,017
Sumitomo Mitsui Financial Group, Inc.	160,000	6,413,251

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Major Banks – continued
Westpac Banking Corp.	254,940	$8,198,264

		$41,971,815

Medical & Health Technology & Services – 0.8%
Diagnosticos da America S.A.	191,300	$1,095,303
Kobayashi Pharmaceutical Co. Ltd.	2,700	130,298
Miraca Holdings, Inc.	32,800	1,596,815

		$2,822,416

Medical Equipment – 0.5%
Sonova Holding AG	15,480	$1,857,926

Metals & Mining – 3.0%
Iluka Resources Ltd.	368,515	$3,602,415
Rio Tinto Ltd.	159,282	7,466,348

		$11,068,763

Natural Gas – Distribution – 1.9%
China Resources Gas Group Ltd.	428,000	$1,188,093
GDF SUEZ	129,530	2,494,184
Tokyo Gas Co. Ltd.	605,000	3,301,869

		$6,984,146

Network & Telecom – 1.3%
Ericsson, Inc., “B”	386,789	$4,813,743

Other Banks & Diversified Financials – 7.7%
Aeon Credit Service Co. Ltd.	90,300	$2,563,837
Bank Rakyat Indonesia	1,596,000	1,440,583
DBS Group Holdings Ltd.	245,000	3,168,727
Erste Group Bank AG (a)	150,092	4,181,243
Grupo Financiero Santander Mexico S.A.B. de C.V., ADR (a)	87,160	1,344,879
HDFC Bank Ltd., ADR	38,060	1,424,205
ICICI Bank Ltd.	60,673	1,172,043
Itau Unibanco Holding S.A., ADR	66,640	1,186,192
KBC Group N.V.	68,687	2,366,085
PT Bank Mandiri Tbk.	1,336,500	1,375,354
Sberbank of Russia, ADR	124,925	1,601,536
Siam Commercial Bank Co. Ltd.	250,200	1,537,590
UBS AG	199,412	3,057,371
UniCredit S.p.A. (a)	367,069	1,567,040

		$27,986,685

Pharmaceuticals – 9.0%
Bayer AG	47,562	$4,906,618
GlaxoSmithKline PLC	302,371	7,068,446
Novartis AG	121,957	8,668,071
Roche Holding AG	33,117	7,712,178
Santen Pharmaceutical Co. Ltd.	92,300	4,361,170

		$32,716,483

Precious Metals & Minerals – 0.3%
Newcrest Mining Ltd.	58,669	$1,224,425

Railroad & Shipping – 1.4%
East Japan Railway Co.	31,100	$2,549,289

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Railroad & Shipping – continued
Kuehne & Nagel, Inc. AG	23,301	$2,541,258

		$5,090,547

Real Estate – 1.7%
GSW Immobilien AG	34,945	$1,382,513
Mitsubishi Estate Co. Ltd.	174,000	4,796,178

		$6,178,691

Restaurants – 1.6%
Arcos Dorados Holdings, Inc.	255,540	$3,373,128
Whitbread PLC	62,408	2,435,127

		$5,808,255

Specialty Chemicals – 4.3%
Akzo Nobel N.V.	89,980	$5,712,349
Chugoku Marine Paints Ltd.	120,000	634,530
Linde AG	33,576	6,243,596
Nippon Paint Co. Ltd.	131,000	1,304,714
Symrise AG	41,241	1,634,242

		$15,529,431

Specialty Stores – 0.7%
Hennes & Mauritz AB, “B”	69,874	$2,495,309

Telecommunications – Wireless – 3.1%
KDDI Corp.	131,600	$5,407,645
TIM Participacoes S.A., ADR	86,204	1,886,144
Vodafone Group PLC	1,393,793	3,951,812

		$11,245,601

Telephone Services – 2.2%
Bezeq – The Israel Telecommunication Corp. Ltd.	1,191,720	$1,649,948
BT Group PLC	448,584	1,894,850
China Unicom (Hong Kong) Ltd.	1,020,000	1,369,583
TDC A.S.	220,607	1,695,328
Telecom Italia S.p.A.	1,995,350	1,227,859

		$7,837,568

Tobacco – 1.7%
Japan Tobacco, Inc.	188,600	$6,007,645

Trucking – 1.2%
Yamato Holdings Co. Ltd.	244,000	$4,507,963

Utilities – Electric Power – 0.8%
Energias do Brasil S.A.	446,900	$2,803,819

Utilities – Water – 0.4%
SUEZ Environnement	116,917	$1,491,232

Total Common Stocks		$359,109,139

MONEY MARKET FUNDS – 0.5%
MFS Institutional Money Market Portfolio, 0.14%, at Net Asset Value (v)	1,895,817	$1,895,817

Total Investments		$361,004,956

OTHER ASSETS, LESS LIABILITIES – 0.8%		2,962,382

Net Assets – 100.0%		$363,967,338

2

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

Supplemental Information

3/31/13 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$83,721,514	$—	$—	$83,721,514
United Kingdom	68,545,429	—	—	68,545,429
Switzerland	38,649,466	—	—	38,649,466
France	35,792,369	—	—	35,792,369
Germany	20,226,907	—	—	20,226,907
Netherlands	16,004,819	—	—	16,004,819
Australia	1,224,425	13,096,371	—	14,320,796
Hong Kong	11,114,089	2,992,120	—	14,106,209
Sweden	10,311,272	—	—	10,311,272
Other Countries	46,628,060	10,802,298	—	57,430,358
Mutual Funds	1,895,817	—	—	1,895,817
Total Investments	$334,114,167	$26,890,789	$—	$361,004,956

For further information regarding security characteristics, see the Portfolio of Investments.

4

Supplemental Information (unaudited) – continued

Of the level 1 investments presented above, equity investments amounting to $258,980,516 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$348,491,207
Gross unrealized appreciation	28,597,695
Gross unrealized depreciation	(16,083,946)
Net unrealized appreciation (depreciation)	$12,513,749

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,671	13,974,575	(12,080,429)	1,895,817

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$331	$1,895,817

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2013 are as follows:

Japan	23.1%
United Kingdom	18.8%
Switzerland	10.6%
France	9.8%
Germany	5.5%
Netherlands	4.4%
Australia	3.9%
Hong Kong	3.9%
Sweden	2.8%
Other Countries	17.2%

5

QUARTERLY REPORT

March 31, 2013

MFS® GLOBAL GROWTH PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

3/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.2%
Aerospace – 3.6%
Precision Castparts Corp.	2,790	$529,036
Rolls-Royce Holdings PLC	28,649	491,897
United Technologies Corp.	13,100	1,223,933

		$2,244,866

Alcoholic Beverages – 4.6%
Diageo PLC	29,337	$924,954
Heineken N.V.	6,647	501,062
Pernod Ricard S.A.	11,325	1,411,358

		$2,837,374

Apparel Manufacturers – 5.9%
Cia.Hering S.A.	29,100	$519,538
Compagnie Financiere Richemont S.A.	4,892	384,040
Li & Fung Ltd.	481,600	663,788
LVMH Moet Hennessy Louis Vuitton S.A.	8,890	1,526,056
NIKE, Inc., “B”	8,920	526,369

		$3,619,791

Automotive – 0.9%
Johnson Controls, Inc.	14,950	$524,297

Broadcasting – 3.4%
Discovery Communications, Inc., “A” (a)	4,800	$377,952
Publicis Groupe S.A.	7,970	534,480
Time Warner, Inc.	5,590	322,096
Viacom, Inc., “B”	4,780	294,305
Walt Disney Co.	10,440	592,992

		$2,121,825

Brokerage & Asset Managers – 3.0%
BM&F Bovespa S.A.	68,600	$460,553
Charles Schwab Corp.	20,400	360,876
Franklin Resources, Inc.	6,620	998,362

		$1,819,791

Business Services – 8.0%
Accenture PLC, “A”	15,830	$1,202,605
Brenntag AG	3,915	611,318
Cognizant Technology Solutions Corp., “A” (a)	6,900	528,609
Compass Group PLC	93,930	1,199,578
Experian Group Ltd.	27,141	470,129
Intertek Group PLC	5,830	300,565
LPS Brasil – Consultoria de Imoveis S.A.	20,000	355,391
Verisk Analytics, Inc., “A” (a)	4,570	281,649

		$4,949,844

Chemicals – 0.6%
Monsanto Co.	3,430	$362,311

Computer Software – 2.5%
Check Point Software Technologies Ltd. (a)	5,840	$274,422
Dassault Systems S.A.	2,487	287,524

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Computer Software – continued
Oracle Corp.	29,460	$952,736

		$1,514,682

Computer Software – Systems – 3.2%
Apple, Inc.	1,450	$641,814
EMC Corp. (a)	31,550	753,730
International Business Machines Corp.	2,580	550,314

		$1,945,858

Consumer Products – 5.6%
Colgate-Palmolive Co.	10,550	$1,245,217
Procter & Gamble Co.	13,150	1,013,339
Reckitt Benckiser Group PLC	16,467	1,180,480

		$3,439,036

Electrical Equipment – 7.6%
Amphenol Corp., “A”	5,000	$373,250
Danaher Corp.	21,280	1,322,552
Legrand S.A.	14,508	632,747
Mettler-Toledo International, Inc. (a)	2,660	567,165
Schneider Electric S.A.	6,181	451,671
Sensata Technologies Holding B.V. (a)	24,480	804,658
W.W. Grainger, Inc.	2,480	557,950

		$4,709,993

Electronics – 4.0%
Microchip Technology, Inc.	26,330	$967,891
Samsung Electronics Co. Ltd.	466	640,286
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	49,228	846,229

		$2,454,406

Energy – Independent – 1.6%
Occidental Petroleum Corp.	12,920	$1,012,540

Energy – Integrated – 0.6%
BG Group PLC	22,206	$380,935

Food & Beverages – 6.0%
Groupe Danone	23,328	$1,623,325
M. Dias Branco S.A. Industria e Comercio de Alimentos	7,000	278,375
Mead Johnson Nutrition Co., “A”	8,310	643,610
Nestle S.A.	8,683	628,122
PepsiCo, Inc.	6,410	507,095

		$3,680,527

Food & Drug Stores – 1.5%
CVS Caremark Corp.	10,000	$549,900
Sundrug Co. Ltd.	8,200	363,506

		$913,406

General Merchandise – 1.6%
Dollarama, Inc.	6,940	$444,823
Lojas Renner S.A.	6,400	238,010

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
General Merchandise – continued
Target Corp.	4,530	$310,079

		$992,912

Internet – 3.5%
Google, Inc., “A” (a)	1,850	$1,468,956
NHN Corp.	1,212	302,087
Yahoo Japan Corp.	900	414,069

		$2,185,112

Machinery & Tools – 0.8%
Schindler Holding AG	3,438	$503,926

Major Banks – 1.7%
HSBC Holdings PLC	27,045	$288,682
Standard Chartered PLC	28,996	750,527

		$1,039,209

Medical & Health Technology & Services – 1.7%
Express Scripts Holding Co. (a)	12,550	$723,508
Fresenius Medical Care AG & Co. KGaA	4,562	307,923

		$1,031,431

Medical Equipment – 5.5%
DENTSPLY International, Inc.	22,090	$937,058
Essilor International S.A.	3,064	340,758
Sonova Holding AG	5,753	690,481
Thermo Fisher Scientific, Inc.	11,630	889,579
Waters Corp. (a)	5,690	534,348

		$3,392,224

Metals & Mining – 1.2%
Rio Tinto Ltd.	16,280	$763,125

Oil Services – 3.0%
National Oilwell Varco, Inc.	4,860	$343,845
Saipem S.p.A.	15,681	482,272
Schlumberger Ltd.	13,840	1,036,478

		$1,862,595

Other Banks & Diversified Financials – 6.3%
Credicorp Ltd.	3,110	$516,416
HDFC Bank Ltd.	30,191	348,211
Itau Unibanco Holding S.A., ADR	33,470	595,766

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Other Banks & Diversified Financials – continued
Julius Baer Group Ltd.	17,964	$698,684
MasterCard, Inc., “A”	930	503,251
Sberbank of Russia, ADR	21,178	271,502
Visa, Inc., “A”	5,620	954,501

		$3,888,331

Pharmaceuticals – 2.8%
Allergan, Inc.	3,760	$419,729
Bayer AG	5,132	529,430
Johnson & Johnson	9,800	798,994

		$1,748,153

Railroad & Shipping – 1.5%
Kuehne & Nagel, Inc. AG	8,460	$922,666

Restaurants – 1.3%
McDonald’s Corp.	8,240	$821,446

Specialty Chemicals – 3.7%
Croda International PLC	10,788	$449,628
L’Air Liquide S.A.	2,277	276,674
Linde AG	3,833	712,762
Praxair, Inc.	4,620	515,315
Symrise AG	7,728	306,235

		$2,260,614

Specialty Stores – 0.8%
Industria de Diseno Textil S.A.	3,624	$480,393

Telecommunications – Wireless – 0.4%
MTN Group Ltd.	14,518	$253,925

Trucking – 0.8%
Expeditors International of Washington, Inc.	14,600	$521,366

Total Common Stocks		$61,198,910

MONEY MARKET FUNDS – 0.2%
MFS Institutional Money Market Portfolio, 0.14%, at Net Asset Value (v)	157,369	$157,369

Total Investments		$61,356,279

OTHER ASSETS, LESS LIABILITIES – 0.6%		361,560

Net Assets – 100.0%		$61,717,839

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Supplemental Information

3/31/13 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$31,367,605	$—	$—	$31,367,605
United Kingdom	7,200,501	—	—	7,200,501
France	7,084,592	—	—	7,084,592
Switzerland	3,827,920	—	—	3,827,920
Germany	2,467,668	—	—	2,467,668
Brazil	2,447,632	—	—	2,447,632
South Korea	942,373	—	—	942,373
Taiwan	846,229	—	—	846,229
Japan	777,575	—	—	777,575
Other Countries	3,888,604	348,211	—	4,236,815
Mutual Funds	157,369	—	—	157,369
Total Investments	$61,008,068	$348,211	$—	$61,356,279

For further information regarding security characteristics, see the Portfolio of Investments.

3

Supplemental Information (unaudited) – continued

Of the level 1 investments presented above, equity investments amounting to $23,273,674 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$51,868,415
Gross unrealized appreciation	11,511,455
Gross unrealized depreciation	(2,023,591)
Net unrealized appreciation (depreciation)	$9,487,864

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	207,579	2,842,180	(2,892,390)	157,369

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$98	$157,369

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2013, are as follows:

United States	52.0%
United Kingdom	11.6%
France	11.5%
Switzerland	6.2%
Germany	4.0%
Brazil	3.7%
South Korea	1.5%
Taiwan	1.4%
Japan	1.3%
Other Countries	6.8%

4

QUARTERLY REPORT

March 31, 2013

MFS® EMERGING MARKETS EQUITY PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

3/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.0%
Aerospace – 0.5%
Embraer S.A., ADR	12,890	$459,786

Airlines – 1.1%
CCR S.A.	34,700	$353,814
Copa Holdings S.A., “A”	2,427	290,293
Grupo Aeroportuario del Sureste S.A. de C.V., ADR	2,790	381,309

		$1,025,416

Alcoholic Beverages – 1.0%
Companhia de Bebidas das Americas, ADR	21,865	$925,545

Apparel Manufacturers – 3.8%
Cia.Hering S.A.	20,500	$365,997
Li & Fung Ltd.	914,000	1,259,764
Stella International Holdings	423,500	1,271,067
Top Glove Corp.	280,300	489,290

		$3,386,118

Automotive – 4.0%
Exide Industries Ltd.	246,108	$586,878
Geely Automobile Holdings Ltd.	1,250,000	610,068
Guangzhou Automobile Group Co. Ltd., “H”	770,000	653,690
Kia Motors Corp.	26,230	1,312,267
Mando Corp.	4,294	452,061

		$3,614,964

Brokerage & Asset Managers – 1.9%
BM&F Bovespa S.A.	122,300	$821,073
Bolsa Mexicana de Valores S.A. de C.V.	147,000	422,234
CETIP S.A. – Balcao Organizado de Ativos e Derivativos	36,727	431,997

		$1,675,304

Business Services – 2.0%
Cognizant Technology Solutions Corp., “A” (a)	16,700	$1,279,387
LPS Brasil – Consultoria de Imoveis S.A.	27,800	493,993

		$1,773,380

Cable TV – 2.8%
Astro Malaysia Holdings Berhad	286,200	$260,897
Dish TV India Ltd. (a)	598,793	741,525
Naspers Ltd.	24,084	1,494,343

		$2,496,765

Computer Software – 0.2%
Totvs S.A.	10,900	$223,681

Computer Software – Systems – 2.7%
Asustek Computer, Inc.	71,000	$851,048
Hon Hai Precision Industry Co. Ltd.	553,281	1,545,291

		$2,396,339

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Conglomerates – 1.0%
Alfa S.A de C.V., “A”	116,650	$285,704
First Pacific Co. Ltd.	446,800	606,799

		$892,503

Construction – 1.1%
Anhui Conch Cement Co. Ltd.	247,000	$823,105
PDG Realty S.A.	129,500	201,519

		$1,024,624

Consumer Products – 1.9%
Dabur India Ltd.	458,463	$1,156,609
Hengan International Group Co. Ltd.	16,500	161,667
Kimberly-Clark de Mexico S.A. de C.V., “A”	117,910	412,790

		$1,731,066

Consumer Services – 1.6%
Abril Educacao S.A., IEU	16,230	$377,557
Anhanguera Educacional Participacoes S.A.	19,600	316,330
Estacio Participacoes S.A.	19,530	418,724
Kroton Educacional S.A.	26,516	338,876

		$1,451,487

Electrical Equipment – 0.2%
Crompton Greaves Ltd.	89,535	$155,177

Electronics – 9.8%
Samsung Electronics Co. Ltd.	2,625	$3,606,762
Seoul Semiconductor Co. Ltd.	23,018	598,569
Siliconware Precision Industries Co. Ltd.	1,253,000	1,428,399
Taiwan Semiconductor Manufacturing Co. Ltd.	961,258	3,239,109

		$8,872,839

Energy – Independent – 3.1%
China Shenhua Energy Co. Ltd.	175,500	$636,166
CNOOC Ltd.	178,000	341,136
INPEX Corp.	110	583,988
Reliance Industries Ltd.	87,018	1,241,722

		$2,803,012

Energy – Integrated – 3.3%
OAO Gazprom, ADR	146,154	$1,249,617
OAO NOVATEK, GDR	3,950	425,810
Petroleo Brasileiro S.A., ADR	77,642	1,286,528

		$2,961,955

Engineering – Construction – 0.4%
Promotora y Operadora de Infraestructura S.A.B. de C.V. (a)	49,500	$401,298

Food & Beverages – 1.1%
Arca Continental S.A.B de C.V.	41,576	$312,478
M. Dias Branco S.A. Industria e Comercio de Alimentos	16,800	668,099

		$980,577

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Food & Drug Stores – 4.6%
Brazil Pharma S.A.	54,000	$376,673
CP All PLC	390,700	616,930
Dairy Farm International Holdings Ltd.	48,600	588,060
E-Mart Co. Ltd.	3,971	786,089
O’Key Group S.A., GDR	86,140	981,996
Raia Drogasil S.A.	24,200	257,512
Wumart Stores, Inc., “H”	307,000	555,220

		$4,162,480

Gaming & Lodging – 1.0%
Minor International PLC	436,330	$361,995
Shangri-La Asia Ltd.	258,000	506,554

		$868,549

General Merchandise – 2.2%
Bim Birlesik Magazalar A.S.	6,284	$307,341
Clicks Group Ltd.	107,980	678,230
Lojas Renner S.A.	7,500	278,918
Mr. Price Group Ltd.	29,393	372,455
PT Mitra Adiperkasa Tbk	333,500	312,308

		$1,949,252

Health Maintenance Organizations – 0.2%
OdontoPrev S.A.	40,300	$183,358

Insurance – 1.9%
Brasil Insurance Participacoes e Administracao S.A.	66,500	$737,192
China Pacific Insurance Co. Ltd.	304,000	1,003,955

		$1,741,147

Internet – 0.8%
51job, Inc., ADR (a)	1,300	$77,233
NHN Corp.	2,666	664,491

		$741,724

Machinery & Tools – 2.1%
Glory Ltd.	26,400	$633,230
Sinotruk Hong Kong Ltd.	842,000	454,449
Thermax Ltd.	31,098	322,867
TK Corp. (a)	23,337	502,921

		$1,913,467

Major Banks – 3.2%
Bank of China Ltd.	3,094,000	$1,440,111
Standard Chartered PLC	55,343	1,435,979

		$2,876,090

Medical & Health Technology & Services – 0.6%
Diagnosticos da America S.A.	32,700	$187,226
Fleury S.A.	33,900	317,522

		$504,748

Metals & Mining – 5.7%
Gerdau S.A., ADR	75,930	$585,420
Grupo Mexico S.A.B. de C.V., “B”	117,517	476,118
Iluka Resources Ltd.	115,033	1,124,504
MOIL Ltd.	70,329	289,555

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Metals & Mining – continued
Steel Authority of India Ltd.	436,965	$504,447
Usinas Siderurgicas de Minas Gerais S.A., IPS (a)	100,400	535,169
Vale S.A., ADR	94,858	1,640,095

		$5,155,308

Network & Telecom – 0.7%
VTech Holdings Ltd.	55,600	$677,883

Oil Services – 1.5%
Global Ports Investments PLC, GDR	28,780	$427,383
Lamprell PLC	197,280	391,183
Tenaris S.A., ADR	13,849	564,762

		$1,383,328

Other Banks & Diversified Financials – 15.9%
Akbank T.A.S.	90,700	$474,176
Banco Santander S.A., IEU	66,000	477,984
Bangkok Bank Public Co. Ltd.	170,400	1,349,703
Bank Negara Indonesia PT	1,843,000	959,104
Bank Polska Kasa Opieki S.A.	11,360	547,260
China Construction Bank	1,974,670	1,617,170
Chinatrust Financial Holding Co. Ltd.	1,055,295	628,046
CIMB Group Holdings Berhad	152,000	374,902
Credicorp Ltd.	3,420	567,891
Grupo Financiero Banorte S.A. de C.V.	36,800	294,902
Grupo Financiero Santander Mexico S.A.B. de C.V., ADR (a)	26,320	406,118
Hana Financial Group, Inc.	28,840	1,026,339
Housing Development Finance Corp. Ltd.	42,177	643,210
ICICI Bank Ltd.	63,281	1,222,423
Itau Unibanco Holding S.A., ADR	32,042	570,348
Komercni Banka A.S.	4,509	862,097
Sberbank of Russia	470,300	1,486,618
Turkiye Garanti Bankasi A.S.	149,479	797,992

		$14,306,283

Pharmaceuticals – 0.5%
Genomma Lab Internacional S.A., “B” (a)	184,900	$453,616

Real Estate – 2.8%
Asian Property Development PLC	751,500	$237,329
Brasil Brokers Participacoes	140,900	503,948
Hang Lung Properties Ltd.	239,000	892,802
Macquarie Mexico Real Estate S.A. de C.V., REIT (a)	202,600	452,452
Multiplan Empreendimentos Imobiliarios S.A.	16,415	471,224

		$2,557,755

Restaurants – 0.8%
Ajisen China Holdings Ltd.	496,000	$393,998
Arcos Dorados Holdings, Inc.	22,560	297,792

		$691,790

Specialty Chemicals – 1.2%
Chugoku Marine Paints Ltd.	77,000	$407,157
Formosa Plastics Corp.	134,000	323,038

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Specialty Chemicals – continued
Mexichem S.A.B de C.V.	59,100	$317,961

		$1,048,156

Specialty Stores – 0.7%
M.Video	75,300	$598,427

Telecommunications – Wireless – 4.7%
America Movil S.A.B. de C.V., “L”, ADR	38,764	$812,493
China Mobile Ltd.	45,500	481,773
Mobile TeleSystems OJSC, ADR	62,442	1,295,047
MTN Group Ltd.	30,551	534,349
TIM Participacoes S.A., ADR	22,517	492,675
Turkcell Iletisim Hizmetleri A.S. (a)	85,650	575,102

		$4,191,439

Telephone Services – 2.6%
China Unicom (Hong Kong) Ltd.	892,000	$1,197,714
Empresa Nacional de Telecomunicaciones S.A.	8,803	186,259
PT XL Axiata Tbk	1,730,000	934,654

		$2,318,627

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Utilities – Electric Power – 1.0%
Energias do Brasil S.A.	59,500	$373,299
Terna Participacoes S.A., IEU	30,480	336,835
Tractebel Energia S.A.	10,400	177,816

		$887,950

Utilities – Water – 0.8%
Aguas Andinas S.A.	931,758	$730,171

Total Common Stocks		$89,193,384

MONEY MARKET FUNDS – 1.2%
MFS Institutional Money Market Portfolio, 0.14%, at Net Asset Value (v)	1,065,477	$1,065,477

Total Investments		$90,258,861

OTHER ASSETS, LESS LIABILITIES – (0.2)%		(171,179)

Net Assets – 100.0%		$90,087,682

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
IEU	International Equity Unit
IPS	International Preference Stock
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

Supplemental Information

3/31/13 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
Brazil	$16,186,731	$—	$—	$16,186,731
China	1,568,675	8,878,778	—	10,447,453
South Korea	8,949,500	—	—	8,949,500
Taiwan	8,014,931	—	—	8,014,931
India	2,066,354	4,798,058	—	6,864,412
Russia	5,866,471	598,427	—	6,464,898
Hong Kong	4,689,576	1,113,353	—	5,802,929
Mexico	5,429,476	—	—	5,429,476
South Africa	3,079,376	—	—	3,079,376
Other Countries	13,217,837	4,735,841	—	17,953,678
Mutual Funds	1,065,477	—	—	1,065,477
Total Investments	$70,134,404	$20,124,457	$—	$90,258,861

For further information regarding security characteristics, see the Portfolio of Investments.

4

Supplemental Information (unaudited) – continued

Of the level 1 investments presented above, equity investments amounting to $42,876,900 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$74,862,133
Gross unrealized appreciation	19,460,786
Gross unrealized depreciation	(4,064,058)
Net unrealized appreciation (depreciation)	$15,396,728

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	25	4,411,063	(3,345,611)	1,065,477

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$223	$1,065,477

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2013, are as follows:

Brazil	17.7%
China	11.6%
South Korea	9.9%
Taiwan	8.9%
India	7.6%
Russia	7.2%
Hong Kong	6.4%
Mexico	6.0%
South Africa	3.4%
Other Countries	21.3%

5

QUARTERLY REPORT

March 31, 2013

MFS® TECHNOLOGY PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

3/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 101.1%
Broadcasting – 4.6%
Discovery Communications, Inc., “C” (a)	4,190	$291,373
News Corp., “A”	26,330	803,592
Time Warner, Inc.	6,840	394,121
Viacom, Inc., “B”	7,320	450,692
Walt Disney Co.	6,050	343,640

		$2,283,418

Business Services – 5.6%
Accenture PLC, “A”	13,150	$999,006
Cognizant Technology Solutions Corp., “A” (a)	10,750	823,558
Fidelity National Information Services, Inc.	14,350	568,547
FleetCor Technologies, Inc. (a)	4,760	364,949

		$2,756,060

Cable TV – 0.5%
Ziggo N.V.	6,700	$235,650

Computer Software – 13.8%
Autodesk, Inc. (a)	4,510	$185,992
BMC Software, Inc. (a)	6,300	291,879
Citrix Systems, Inc. (a)	8,250	595,320
Microsoft Corp.	20,770	594,230
Oracle Corp. (s)	84,610	2,736,287
Qlik Technologies, Inc. (a)	15,500	400,365
Red Hat, Inc. (a)	1,940	98,086
Salesforce.com, Inc. (a)	7,140	1,276,846
Symantec Corp. (a)	13,170	325,036
TIBCO Software, Inc. (a)	15,720	317,858

		$6,821,899

Computer Software – Systems – 21.7%
Apple, Inc. (s)	7,670	$3,394,972
Dell, Inc.	17,000	243,610
EMC Corp. (a)	71,410	1,705,985
FleetMatics Group PLC (a)	9,760	236,680
Guidewire Software, Inc. (a)	10,700	411,308
Hewlett-Packard Co.	122,110	2,911,102
International Business Machines Corp.	4,640	989,712
Model N, Inc. (a)	8,790	174,218
ServiceNow, Inc. (a)	3,020	109,324
Splunk, Inc. (a)	8,900	356,267
SS&C Technologies Holdings, Inc. (a)	6,800	203,864

		$10,737,042

Consumer Services – 3.7%
Grand Canyon Education, Inc. (a)	5,800	$147,262
Priceline.com, Inc. (a)	2,490	1,712,946

		$1,860,208

Electrical Equipment – 2.2%
Amphenol Corp., “A”	11,140	$831,601
W.W. Grainger, Inc.	1,180	265,476

		$1,097,077

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Electronics – 11.9%
Aeroflex Holding Corp. (a)	47,890	$376,415
Altera Corp.	30,760	1,091,057
Atmel Corp. (a)	40,660	282,994
Broadcom Corp., “A”	4,170	144,574
JDS Uniphase Corp. (a)	71,700	958,629
Linear Technology Corp.	13,230	507,635
Mellanox Technologies Ltd. (a)	6,030	334,725
Microchip Technology, Inc.	43,410	1,595,752
NXP Semiconductors N.V. (a)	10,070	304,718
Vishay Intertechnology, Inc. (a)	21,400	291,254

		$5,887,753

Entertainment – 0.1%
AMC Networks, Inc., “A” (a)	900	$56,862

Internet – 17.5%
eBay, Inc. (a)	30,140	$1,634,191
Facebook, Inc., “A “ (a)	21,360	546,389
Google, Inc., “A” (a)(s)	6,310	5,010,329
Rackspace Hosting, Inc. (a)	6,200	312,976
Yahoo!, Inc. (a)	49,840	1,172,735

		$8,676,620

Network & Telecom – 8.2%
Finisar Corp. (a)	62,120	$819,363
Fortinet, Inc. (a)	3,110	73,645
Juniper Networks, Inc. (a)	29,360	544,334
Qualcomm, Inc.	39,480	2,643,186

		$4,080,528

Other Banks & Diversified Financials – 7.1%
MasterCard, Inc., “A”	3,200	$1,731,616
Visa, Inc., “A”	10,470	1,778,225

		$3,509,841

Specialty Stores – 4.2%
Amazon.com, Inc. (a)	7,820	$2,083,952

Total Common Stocks		$50,086,910

MONEY MARKET FUNDS – 0.0%
MFS Institutional Money Market Portfolio, 0.14%, at Net Asset Value (v)	35	$35

Total Investments		$50,086,945

Issuer/Expiration Date/Strike Price	Number of Contracts
CALL OPTIONS WRITTEN – 0.0%
Broadcasting – 0.0%
Discovery Communications C – April 2013 @ $70	(11)	$(1,210)
Viacom Inc. Class B – April 2013 @ $62.5	(12)	(1,200)

		$(2,410)

1

Portfolio of Investments (unaudited) – continued

Issuer/Expiration Date/Strike Price	Number of Contracts	Value ($)

CALL OPTIONS WRITTEN – continued
Computer Software – 0.0%
Oracle Corp. – April 2013 @ $33	(34)	$(986)
Oracle Corp. – April 2013 @ $34	(54)	(486)
Oracle Corp. – April 2013 @ $35	(206)	(412)
TIBCO Software Inc. – April 2013 @ $20	(73)	(5,475)

		$(7,359)

Computer Software – Systems – 0.0%
Hewlett Packard Co. – April 2013 @ $24	(33)	$(1,947)
Hewlett Packard Co. – April 2013 @ $25	(63)	(1,575)

		$(3,522)

Consumer Services – 0.0%
Grand Canyon Education Inc. – April 2013 @ $25	(40)	$(4,400)

Electronics – 0.0%
Mellanox Technologies Ltd. – April 2013 @ $65	(22)	$(2,090)

Network & Telecom – 0.0%
Finisar Corp. – April 2013 @ $15	(6)	$(66)

Total Call Options Written		$(19,847)

PUT OPTIONS WRITTEN – (0.1)%
Broadcasting – 0.0%
Time Warner Inc. – April 2013 @ $55	(21)	$(630)

Business Services – 0.0%
Factset Research Systems, Inc. – April 2013 @ $90	(63)	$(9,702)

Computer Software – 0.0%
BMC Software Inc. – April 2013 @ $43	(50)	$(1,250)
BMC Software Inc. – April 2013 @ $44	(39)	(1,794)
Oracle Corp. – April 2013 @ $30	(82)	(656)
Symantec Corp. – April 2013 @ $23	(2)	(22)
Symantec Corp. – April 2013 @ $24	(51)	(1,275)
TIBCO Software Inc. – April 2013 @ $19	(52)	(780)
TIBCO Software Inc. – April 2013 @ $20	(73)	(3,577)

		$(9,354)

Issuer/Expiration Date/Strike Price	Number of Contracts	Value ($)

PUT OPTIONS WRITTEN – continued
Electronics – 0.0%
Freescale Semiconductor Ltd. – April 2013 @ $14	(82)	$(2,460)
Mellanox Technologies Ltd. – April 2013 @ $40	(17)	(595)
Mellanox Technologies Ltd. – April 2013 @ $50	(8)	(1,640)

		$(4,695)

Internet – 0.0%
Facebook Inc. A – April 2013 @ $25	(29)	$(1,392)

Network & Telecom – (0.1)%
Research In Motion – April 2013 @ $13	(65)	$(2,275)
Research In Motion – April 2013 @ $14	(152)	(10,792)

		$(13,067)

Total Put Options Written		$(38,840)

Issuer	Shares/Par
SECURITIES SOLD SHORT – (3.4)%
Business Services – (1.2)%
FactSet Research Systems, Inc.	(6,300)	$(583,380)

Computer Software – (0.2)%
Adobe Systems, Inc. (a)	(2,500)	$(108,775)

Computer Software – Systems – (0.5)%
Seagate Technology PLC	(6,700)	$(244,952)

Electronics – (0.9)%
Dolby Laboratories, Inc., “A”	(7,200)	$(241,632)
Xilinx, Inc.	(5,100)	(194,667)

		$(436,299)

Network & Telecom – (0.6)%
Research In Motion Ltd. (a)	(21,700)	$(313,565)

Total Securities Sold Short		$(1,686,971)

OTHER ASSETS, LESS LIABILITIES – 2.4%		1,176,782

Net Assets – 100.0%		$49,518,069

(a)	Non-income producing security.

(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short and certain derivative transactions.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

At March 31, 2013, the fund had cash collateral of $1,292,578 and other liquid securities with an aggregate value of $1,192,936 to cover any commitments for securities sold short and certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Supplemental Information

3/31/13 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as written options. The following is a summary of the levels used as of March 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$50,086,910	$—	$—	$50,086,910
Mutual Funds	35	—	—	35
Total Investments	$50,086,945	$—	$—	$50,086,945
Short Sales	$(1,686,971)	$—	$—	$(1,686,971)

Other Financial Instruments
Written Options	$(44,693)	$(13,994)	$—	$(58,687)

For further information regarding security characteristics, see the Portfolio of Investments.

3

Supplemental Information (unaudited) – continued

Of the level 1 investments presented above, equity investments amounting to $235,650 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$45,149,246
Gross unrealized appreciation	6,598,613
Gross unrealized depreciation	(1,660,914)
Net unrealized appreciation (depreciation)	$4,937,699

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	391,077	3,419,608	(3,810,650)	35

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$122	$35

4

QUARTERLY REPORT

March 31, 2013

MFS® GLOBAL TACTICAL ALLOCATION PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

3/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 35.6%
Aerospace – 2.0%
Cobham PLC	531,462	$1,962,298
Honeywell International, Inc.	63,420	4,778,697
Lockheed Martin Corp. (s)	84,140	8,121,193
Northrop Grumman Corp.	22,210	1,558,032
United Technologies Corp.	52,680	4,921,892

		$21,342,112

Alcoholic Beverages – 0.6%
Heineken N.V.	84,515	$6,370,877

Automotive – 0.4%
Johnson Controls, Inc.	61,300	$2,149,791
USS Co. Ltd.	14,330	1,681,318

		$3,831,109

Broadcasting – 1.2%
Fuji Television Network, Inc.	920	$1,593,247
Nippon Television Holdings, Inc.	99,000	1,481,111
Omnicom Group, Inc.	49,270	2,902,003
Viacom, Inc., “B”	43,410	2,672,754
Walt Disney Co.	77,480	4,400,864

		$13,049,979

Brokerage & Asset Managers – 0.7%
BlackRock, Inc.	14,191	$3,645,384
Computershare Ltd.	118,060	1,256,817
Daiwa Securities Group, Inc.	308,000	2,145,339

		$7,047,540

Business Services – 2.0%
Accenture PLC, “A”	86,530	$6,573,684
Amadeus IT Holding S.A.	126,171	3,408,908
Bunzl PLC	145,076	2,854,642
Compass Group PLC	372,910	4,762,424
Dun & Bradstreet Corp.	19,300	1,614,445
Nomura Research, Inc.	105,800	2,714,088

		$21,928,191

Cable TV – 0.3%
Comcast Corp., “Special A”	70,020	$2,774,192

Chemicals – 1.0%
3M Co.	46,840	$4,979,560
Givaudan S.A.	2,120	2,604,763
PPG Industries, Inc.	23,250	3,114,105

		$10,698,428

Computer Software – 0.3%
Oracle Corp.	111,210	$3,596,531

Computer Software – Systems – 0.8%
Canon, Inc.	86,500	$3,122,744
International Business Machines Corp.	28,200	6,015,060

		$9,137,804

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Construction – 0.4%
Geberit AG	7,423	$1,827,982
Stanley Black & Decker, Inc.	36,250	2,935,162

		$4,763,144

Consumer Products – 1.9%
Henkel KGaA, IPS	60,483	$5,822,420
Kao Corp.	177,700	5,811,382
KOSE Corp.	34,300	793,584
Procter & Gamble Co.	50,080	3,859,165
Reckitt Benckiser Group PLC	57,581	4,127,846

		$20,414,397

Electrical Equipment – 0.9%
Danaher Corp.	42,310	$2,629,567
Legrand S.A.	70,601	3,079,167
Pentair Ltd.	8,525	449,694
Spectris PLC	42,343	1,580,143
Tyco International Ltd.	74,790	2,393,280

		$10,131,851

Electronics – 0.8%
Halma PLC	191,181	$1,504,738
Hirose Electric Co. Ltd.	13,800	1,862,370
Intel Corp.	48,270	1,054,700
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	237,618	4,084,653

		$8,506,461

Energy – Independent – 0.5%
Cairn Energy PLC (a)	317,816	$1,320,746
Occidental Petroleum Corp.	47,210	3,699,848

		$5,020,594

Energy – Integrated – 1.7%
BP PLC	668,629	$4,672,346
Chevron Corp.	35,930	4,269,203
Exxon Mobil Corp.	48,410	4,362,225
Royal Dutch Shell PLC, “A”	143,432	4,639,894

		$17,943,668

Food & Beverages – 1.6%
General Mills, Inc.	80,610	$3,974,879
Groupe Danone	112,087	7,799,796
Nestle S.A.	76,846	5,558,986

		$17,333,661

Food & Drug Stores – 0.6%
CVS Caremark Corp.	69,310	$3,811,357
Lawson, Inc.	34,800	2,678,913

		$6,490,270

General Merchandise – 0.3%
Target Corp.	55,070	$3,769,542

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Insurance – 2.0%
Aon PLC	39,930	$2,455,695
Hiscox Ltd. (a)	198,367	1,657,748
ING Groep N.V. (a)	255,507	1,813,700
MetLife, Inc.	101,080	3,843,062
Prudential Financial, Inc.	36,090	2,128,949
Swiss Re Ltd.	43,428	3,532,815
Travelers Cos., Inc.	40,810	3,435,794
Zurich Insurance Group AG	8,614	2,398,123

		$21,265,886

Leisure & Toys – 0.3%
Hasbro, Inc.	61,330	$2,694,840

Machinery & Tools – 0.2%
Glory Ltd.	35,800	$858,698
Neopost S.A.	27,301	1,635,720

		$2,494,418

Major Banks – 2.7%
Bank of New York Mellon Corp.	141,361	$3,956,694
Goldman Sachs Group, Inc.	21,770	3,203,456
HSBC Holdings PLC	453,169	4,837,187
JPMorgan Chase & Co.	131,920	6,260,923
State Street Corp.	60,690	3,586,172
Sumitomo Mitsui Financial Group, Inc.	33,400	1,331,673
Toronto-Dominion Bank	14,728	1,224,029
Wells Fargo & Co.	124,890	4,619,681

		$29,019,815

Medical & Health Technology & Services – 0.3%
Kobayashi Pharmaceutical Co. Ltd.	33,500	$1,616,665
Quest Diagnostics, Inc.	23,200	1,309,640

		$2,926,305

Medical Equipment – 0.7%
Abbott Laboratories	77,130	$2,724,232
Medtronic, Inc.	70,270	3,299,879
St. Jude Medical, Inc.	48,340	1,954,870

		$7,978,981

Network & Telecom – 0.6%
Ericsson, Inc., “B”	371,787	$4,627,037
Nokia Oyj	567,934	1,837,703

		$6,464,740

Other Banks & Diversified Financials – 0.5%
DnB NOR A.S.A.	172,806	$2,540,375
Hachijuni Bank Ltd.	118,000	712,911
North Pacific Bank Ltd.	168,900	568,500
Western Union Co.	91,310	1,373,302

		$5,195,088

Pharmaceuticals – 4.0%
AbbVie, Inc.	51,600	$2,104,248
Bayer AG	56,755	5,854,991
GlaxoSmithKline PLC	330,445	7,724,725

Issuer	Shares/Par		Value ($)

COMMON STOCKS – continued
Pharmaceuticals – continued
Johnson & Johnson		108,040	$8,808,501
Pfizer, Inc. (s)		309,840	8,941,982
Roche Holding AG		33,147	7,719,164
Santen Pharmaceutical Co. Ltd.		34,600	1,634,848
Zoetis, Inc. (a)		690	23,046

			$42,811,505

Printing & Publishing – 0.3%
Moody’s Corp.		25,060	$1,336,199
Pearson PLC		109,790	1,975,153

			$3,311,352

Railroad & Shipping – 0.1%
Canadian National Railway Co.		11,070	$1,110,321

Real Estate – 0.5%
Deutsche Wohnen AG		177,515	$3,227,003
GSW Immobilien AG		49,633	1,963,607

			$5,190,610

Restaurants – 0.2%
McDonald’s Corp.		25,600	$2,552,064

Specialty Stores – 0.1%
Esprit Holdings Ltd.		865,800	$1,044,425

Telecommunications – Wireless – 1.6%
KDDI Corp.		230,800	$9,483,924
NTT DoCoMo, Inc.		1,250	1,886,016
Vodafone Group PLC		2,097,848	5,948,014

			$17,317,954

Telephone Services – 1.0%
AT&T, Inc.		127,800	$4,688,982
China Unicom (Hong Kong) Ltd.		706,000	947,966
Deutsche Telekom AG		186,120	1,967,544
TDC A.S.		213,753	1,642,656
Telecom Italia S.p.A.		2,795,919	1,720,497

			$10,967,645

Tobacco – 2.0%
British American Tobacco PLC		98,782	$5,293,825
Japan Tobacco, Inc.		153,200	4,880,017
Lorillard, Inc.		58,660	2,366,931
Philip Morris International, Inc. (s)		91,336	8,467,760

			$21,008,533

Trucking – 0.5%
United Parcel Service, Inc., “B”		19,010	$1,632,959
Yamato Holdings Co. Ltd.		231,500	4,277,023

			$5,909,982

Total Common Stocks			$383,414,815

BONDS – 60.8%
Asset-Backed & Securitized – 2.4%
Bayview Commercial Asset Trust, FRN, 1.72%, 2023 (z)	CAD	170,000	$160,973

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Asset-Backed & Securitized – continued
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049	$1,729,018	$1,965,344
Commercial Mortgage Pass-Through Certificates, “A3”, 5.293%, 2049	532,759	550,111
Commercial Mortgage Pass-Through Certificates, “A4”, 5.306%, 2046	1,432,759	1,616,462
Credit Suisse Mortgage Capital Certificate, 5.311%, 2039	2,310,000	2,586,816
CWCapital LLC, 5.223%, 2048	2,310,000	2,577,796
G-Force LLC, CDO, “A2”, 4.83%, 2036 (z)	384,794	388,161
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 5.806%, 2049	1,230,759	1,311,595
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 5.929%, 2051	1,808,573	1,902,378
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.806%, 2049	2,310,000	2,652,670
Merrill Lynch Mortgage Trust, “A3”, FRN, 5.85%, 2050	2,373,000	2,502,001
Merrill Lynch Mortgage Trust, FRN, 6.044%, 2050	3,310,000	3,823,586
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.728%, 2050	2,460,000	2,810,196
Wachovia Bank Commercial Mortgage Trust, “A3”, FRN, 5.925%, 2051	524,228	542,850

		$25,390,939

Automotive – 0.7%
Daimler Finance North America LLC, 1.3%, 2015 (n)	$3,180,000	$3,201,420
Daimler Finance North America LLC, 1.875%, 2018 (n)	917,000	924,107
Hyundai Capital America, 2.125%, 2017 (n)	78,000	78,635
Volkswagen International Finance N.V., 1.15%, 2015 (n)	3,117,000	3,129,811

		$7,333,973

Biotechnology – 0.3%
Life Technologies Corp., 6%, 2020	$2,750,000	$3,085,341

Broadcasting – 0.3%
British Sky Broadcasting Group PLC, 3.125%, 2022 (n)	$3,440,000	$3,430,251

Building – 0.0%
Owens Corning, Inc., 6.5%, 2016	$220,000	$247,686

Cable TV – 0.3%
Cox Communications, Inc., 3.25%, 2022 (n)	$998,000	$1,013,856
NBCUniversal Media LLC, 5.15%, 2020	1,166,000	1,381,898
Time Warner Cable, Inc., 5%, 2020	1,020,000	1,160,648

		$3,556,402

Issuer	Shares/Par		Value ($)

BONDS – continued
Chemicals – 0.1%
Dow Chemical Co., 8.55%, 2019		$930,000	$1,250,077

Conglomerates – 0.0%
Roper Industries, Inc., 1.85%, 2017		$511,000	$515,181

Consumer Products – 0.1%
Newell Rubbermaid, Inc., 4.7%, 2020		$1,350,000	$1,497,902

Electrical Equipment – 0.1%
Ericsson, Inc., 4.125%, 2022		$780,000	$811,006

Emerging Market Quasi-Sovereign – 1.5%
Banco do Brasil (Cayman Branch), 6%, 2020 (n)		$910,000	$1,044,225
Banco do Nordeste do Brasil (BNB), 3.625%, 2015 (n)		519,000	531,975
BNDES Participacoes S.A., 6.5%, 2019 (n)		700,000	820,750
CNPC (HK) Overseas Capital Ltd., 4.5%, 2021 (n)		669,000	739,975
Comision Federal de Electricidad, 5.75%, 2042 (n)		1,163,000	1,267,670
Corporacion Nacional del Cobre de Chile, 3.75%, 2020 (n)		474,000	496,343
Empresa Nacional del Petroleo, 6.25%, 2019		619,000	693,450
Gaz Capital S.A., 3.85%, 2020 (n)		1,925,000	1,925,000
Pemex Project Funding Master Trust, 5.75%, 2018		1,003,000	1,152,196
Petrobras International Finance Co., 5.375%, 2021		2,072,000	2,235,674
Petroleos Mexicanos, 6%, 2020		600,000	708,000
Petroleos Mexicanos, 5.5%, 2021		664,000	761,940
PTT PLC, 3.375%, 2022 (n)		2,610,000	2,594,343
Rosneft, 3.149%, 2017 (n)		348,000	349,740
Rosneft, 4.199%, 2022 (n)		578,000	572,943

			$15,894,224

Emerging Market Sovereign – 1.1%
Federative Republic of Brazil, 5.625%, 2041		$1,255,000	$1,468,350
Government of Poland, 5.75%, 2021	PLN	16,606,000	5,811,336
Republic of Colombia, 6.125%, 2041		$1,241,000	1,561,178
Republic of Peru, 7.35%, 2025		1,400,000	1,976,100
Republic of Peru, 5.625%, 2050		51,000	60,996
Russian Federation, 4.5%, 2022 (n)		400,000	435,800
Russian Federation, 5.625%, 2042 (n)		200,000	224,500

			$11,538,260

Energy – Independent – 0.1%
Apache Corp., 4.75%, 2043		$526,000	$537,808

Financial Institutions – 0.3%
General Electric Capital Corp., 4.625%, 2021		$900,000	$1,013,226
General Electric Capital Corp., 3.1%, 2023		1,328,000	1,314,804

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

BONDS – continued
Financial Institutions – continued
SLM Corp., 6.25%, 2016		$493,000	$538,592

			$2,866,622

Food & Beverages – 0.9%
Anheuser-Busch InBev S.A., 5.375%, 2020		$1,310,000	$1,579,974
Conagra Foods, Inc., 3.2%, 2023		1,365,000	1,360,515
Grupo Bimbo S.A.B. de C.V., 4.5%, 2022 (n)		1,924,000	2,085,568
Kraft Foods, Inc., 6.125%, 2018		470,000	563,697
SABMiller Holdings, Inc., 3.75%, 2022 (n)		466,000	498,783
Tyson Foods, Inc., 6.6%, 2016		3,213,000	3,680,479

			$9,769,016

Food & Drug Stores – 0.1%
CVS Caremark Corp., 5.75%, 2017		$444,000	$525,057

Forest & Paper Products – 0.2%
Georgia-Pacific Corp., 5.4%, 2020 (n)		$1,590,000	$1,881,304
Votorantim Participacoes S.A., 6.75%, 2021 (n)		600,000	694,500

			$2,575,804

Insurance – 0.4%
American International Group, Inc., 4.875%, 2016		$1,460,000	$1,624,703
UnumProvident Corp., 6.85%, 2015 (n)		2,429,000	2,738,030

			$4,362,733

Insurance – Property & Casualty – 0.8%
AXIS Capital Holdings Ltd., 5.75%, 2014		$320,000	$340,879
Berkshire Hathaway, Inc., 4.5%, 2043		1,660,000	1,673,556
Chubb Corp., 6.375% to 2017, FRN to 2067		1,010,000	1,109,738
Liberty Mutual Group, Inc., 4.95%, 2022 (n)		677,000	742,330
QBE Capital Funding III Ltd., FRN, 7.25%, 2041 (n)		1,089,000	1,143,450
Swiss Re Ltd., 2.875%, 2022 (n)		1,550,000	1,545,547
ZFS Finance USA Trust II, 6.45% to 2016, FRN to 2065 (n)		2,000,000	2,155,000

			$8,710,500

International Market Quasi-Sovereign – 0.5%
Electricite de France, FRN, 5.25%, 2049 (n)		$1,497,000	$1,487,180
Statoil A.S.A., 4.25%, 2041		1,260,000	1,311,169
Temasek Financial I Ltd., 2.375%, 2023 (n)		2,880,000	2,773,460

			$5,571,809

International Market Sovereign – 32.1%
Commonwealth of Australia, 5.75%, 2021	AUD	12,073,000	$14,724,630

Issuer	Shares/Par		Value ($)

BONDS – continued
International Market Sovereign – continued
Federal Republic of Germany, 3.75%, 2015	EUR	7,276,000	$9,943,658
Federal Republic of Germany, 3.25%, 2021	EUR	10,461,000	15,850,065
Federal Republic of Germany, 6.25%, 2030	EUR	4,184,000	8,630,444
Government of Canada, 4.5%, 2015	CAD	8,870,000	9,365,141
Government of Canada, 4.25%, 2018	CAD	16,348,000	18,391,942
Government of Canada, 3.25%, 2021	CAD	4,330,000	4,772,658
Government of Canada, 5.75%, 2033	CAD	2,557,000	3,832,585
Government of Japan, 1.7%, 2017	JPY	1,509,900,000	17,030,495
Government of Japan, 1.1%, 2020	JPY	3,467,700,000	38,866,702
Government of Japan, 2.1%, 2024	JPY	1,772,200,000	21,695,394
Government of Japan, 2.2%, 2027	JPY	553,450,000	6,832,492
Government of Japan, 2.4%, 2037	JPY	724,200,000	9,128,842
Kingdom of Belgium, 4.25%, 2021	EUR	4,063,000	6,199,787
Kingdom of Spain, 4%, 2015	EUR	9,383,000	12,361,611
Kingdom of Spain, 5.5%, 2017	EUR	2,511,000	3,458,282
Kingdom of Spain, 4.6%, 2019	EUR	6,644,000	8,717,927
Kingdom of the Netherlands, 5.5%, 2028	EUR	1,921,000	3,498,692
Republic of Austria, 4.65%, 2018	EUR	4,163,000	6,319,503
Republic of France, 6%, 2025	EUR	4,117,000	7,317,993
Republic of France, 4.75%, 2035	EUR	4,264,000	7,018,374
Republic of Iceland, 4.875%, 2016 (n)		$4,712,000	5,024,170
Republic of Ireland, 5.5%, 2017	EUR	8,693,000	12,329,628
Republic of Ireland, 4.5%, 2020	EUR	4,387,000	5,875,422
Republic of Italy, 4.25%, 2015	EUR	8,082,000	10,764,382
Republic of Italy, 5.25%, 2017	EUR	13,734,000	18,901,106
Republic of Italy, 3.75%, 2021	EUR	7,915,000	9,934,797
United Kingdom Treasury, 8%, 2015	GBP	7,479,000	13,734,487
United Kingdom Treasury, 5%, 2018	GBP	6,369,000	11,689,011
United Kingdom Treasury, 8%, 2021	GBP	7,048,000	16,170,820
United Kingdom Treasury, 4.25%, 2036	GBP	4,073,000	7,522,412

			$345,903,452

Internet – 0.2%
Baidu, Inc., 3.5%, 2022		$1,640,000	$1,658,878

Major Banks – 2.8%
ABN AMRO Bank N.V., 4.25%, 2017 (n)		$2,915,000	$3,175,047
Banco Santander U.S. Debt S.A.U., 3.781%, 2015 (n)		1,300,000	1,326,036
Bank of America Corp., 5.65%, 2018		1,535,000	1,775,699

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Major Banks – continued
Bank of America Corp., 7.625%, 2019	$690,000	$876,492
Goldman Sachs Group, Inc., 1.6%, 2015	492,000	496,505
Goldman Sachs Group, Inc., 5.75%, 2022	1,056,000	1,227,837
HSBC USA, Inc., 4.875%, 2020	1,870,000	2,099,660
ING Bank N.V., FRN, 1.68%, 2014 (n)	1,900,000	1,921,949
JPMorgan Chase & Co., 4.25%, 2020	2,760,000	3,028,322
Macquarie Bank Ltd., 5%, 2017 (n)	1,502,000	1,657,562
Morgan Stanley, 7.3%, 2019	1,772,000	2,192,813
Morgan Stanley, 5.5%, 2021	850,000	974,447
PNC Financial Services Group, Inc., FRN, 6.75%, 2049	1,510,000	1,727,043
Standard Chartered PLC, 3.95%, 2023 (n)	1,850,000	1,842,487
Svenska Handelsbanken AB, FRN, 0.732%, 2016	2,150,000	2,149,996
Wells Fargo & Co., 2.1%, 2017	3,160,000	3,258,614

		$29,730,509

Medical & Health Technology & Services – 0.3%
Express Scripts Holding Co., 2.65%, 2017	$2,800,000	$2,932,882

Metals & Mining – 0.5%
Rio Tinto Finance (USA) PLC, 3.5%, 2022	$2,520,000	$2,592,606
Southern Copper Corp., 6.75%, 2040	1,352,000	1,524,195
Vale Overseas Ltd., 4.625%, 2020	410,000	434,244
Vale Overseas Ltd., 4.375%, 2022	998,000	1,023,994

		$5,575,039

Mortgage-Backed – 7.0%
Fannie Mae, 4.607%, 2014	$110,749	$112,881
Fannie Mae, 4.629%, 2014	49,403	50,660
Fannie Mae, 4.854%, 2014	272,513	274,320
Fannie Mae, 4.58%, 2015	596,404	615,758
Fannie Mae, 4.78%, 2015	89,215	95,287
Fannie Mae, 4.815%, 2015	235,243	250,136
Fannie Mae, 4.856%, 2015	71,014	75,779
Fannie Mae, 4.997%, 2015	281,259	305,778
Fannie Mae, 5.464%, 2015	137,269	149,652
Fannie Mae, 5.5%, 2015 - 2037	1,629,072	1,766,027
Fannie Mae, 5.09%, 2016	98,670	108,769
Fannie Mae, 5.273%, 2016	539,585	597,621
Fannie Mae, 5.424%, 2016	93,961	104,764
Fannie Mae, 5.725%, 2016	675,058	759,389
Fannie Mae, 3.308%, 2017	1,640,810	1,784,513
Fannie Mae, 4.992%, 2017	37,777	39,927
Fannie Mae, 5.05%, 2017	478,354	528,827
Fannie Mae, 2.578%, 2018	1,800,000	1,902,461
Fannie Mae, 3.84%, 2018	486,364	539,269
Fannie Mae, 3.849%, 2018	1,763,260	1,965,016
Fannie Mae, 5.34%, 2018	599,667	700,762
Fannie Mae, 4.45%, 2019	430,028	492,248
Fannie Mae, 4.57%, 2019	236,504	270,564
Fannie Mae, 4.6%, 2019	611,195	704,203

Issuer	Shares/Par	Value ($)

BONDS – continued
Mortgage-Backed – continued
Fannie Mae, 6.16%, 2019	$56,528	$64,094
Fannie Mae, 5%, 2020 - 2040	6,907,823	7,575,818
Fannie Mae, 4.5%, 2023 - 2040	1,265,385	1,381,781
Fannie Mae, 4%, 2025 - 2041	3,338,028	3,567,719
Fannie Mae, 4.5%, 2034 (f)	6,276,171	6,786,567
Fannie Mae, 6%, 2037 - 2038	1,872,561	2,053,596
Freddie Mac, 3.882%, 2017	1,357,000	1,508,793
Freddie Mac, 2.323%, 2018	447,000	468,574
Freddie Mac, 2.412%, 2018	2,482,000	2,615,936
Freddie Mac, 2.699%, 2018	705,000	752,811
Freddie Mac, 4.186%, 2019	650,000	743,868
Freddie Mac, 5.085%, 2019	30,000	35,180
Freddie Mac, 2.757%, 2020	310,584	328,880
Freddie Mac, 3.32%, 2020	1,754,624	1,893,838
Freddie Mac, 4%, 2025	623,109	662,243
Freddie Mac, 5.5%, 2034 - 2037	252,037	274,572
Freddie Mac, 5%, 2036 - 2038	1,909,468	2,055,558
Freddie Mac, 4.5%, 2040	4,853,815	5,195,655
Freddie Mac, TBA, 3%, 2043	5,700,000	5,821,125
Freddie Mac, TBA, 3.5%, 2043	6,445,000	6,765,991
Ginnie Mae, 5%, 2040 - 2041	3,934,587	4,345,341
Ginnie Mae, TBA, 3.5%, 2043	5,642,000	6,016,664

		$75,109,215

Natural Gas – Pipeline – 0.2%
Energy Transfer Partners LP, 4.65%, 2021	$1,664,000	$1,811,206
Energy Transfer Partners LP, 3.6%, 2023	745,000	741,364

		$2,552,570

Network & Telecom – 0.2%
AT&T, Inc., 5.55%, 2041	$1,670,000	$1,840,776

Oil Services – 0.1%
Transocean, Inc., 6.5%, 2020	$1,320,000	$1,525,480

Other Banks & Diversified Financials – 1.6%
Banco de Credito del Peru, 6.125% to 2022, FRN to 2027 (n)	$1,510,000	$1,623,250
BB&T Corp., 3.95%, 2016	1,820,000	1,981,798
BBVA Bancomer S.A. de C.V., 6.75%, 2022 (n)	1,604,000	1,832,570
Capital One Bank (USA) N.A., 3.375%, 2023	978,000	968,418
Citigroup, Inc., 6.125%, 2018	733,000	873,245
Citigroup, Inc., 3.375%, 2023	485,000	488,896
Discover Bank, 7%, 2020	2,471,000	3,075,945
Intesa Sanpaolo S.p.A., 3.875%, 2018	857,000	828,676
Skandinaviska Enskilda, 1.75%, 2018 (z)	2,160,000	2,158,918
SunTrust Banks, Inc., 3.5%, 2017	550,000	588,913
Svenska Handelsbanken AB, 2.875%, 2017	757,000	799,257
Swedbank AB, 2.125%, 2017 (n)	421,000	426,055
Swedbank AB, 1.75%, 2018 (n)	1,294,000	1,288,902
U.S. Bancorp, 2.95%, 2022	402,000	400,080

		$17,334,923

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Pharmaceuticals – 0.1%
Teva Pharmaceutical Finance B.V., 2.95%, 2022	$1,134,000	$1,136,923

Railroad & Shipping – 0.2%
CSX Corp., 4.1%, 2044	$1,882,000	$1,777,890

Real Estate – 0.3%
Simon Property Group, Inc., REIT, 5.65%, 2020	$1,948,000	$2,350,034
WEA Finance LLC/WT Finance Australia, 3.375%, 2022 (n)	631,000	642,111

		$2,992,145

Retailers – 0.2%
Home Depot, Inc., 5.95%, 2041	$1,469,000	$1,867,023
Wesfarmers Ltd., 1.874%, 2018 (z)	306,000	307,890

		$2,174,913

Telecommunications – Wireless – 0.2%
American Tower Corp., REIT, 4.7%, 2022	$327,000	$355,377
American Tower Corp., REIT, 3.5%, 2023	308,000	305,477
Crown Castle Towers LLC, 6.113%, 2020 (n)	1,380,000	1,688,288

		$2,349,142

Tobacco – 0.2%
Altria Group, Inc., 9.7%, 2018	$492,000	$684,701
Altria Group, Inc., 2.85%, 2022	1,720,000	1,690,920

		$2,375,621

Transportation – Services – 0.2%
ERAC USA Finance Co., 2.75%, 2017 (n)	$376,000	$391,678
ERAC USA Finance Co., 7%, 2037 (n)	1,224,000	1,561,644

		$1,953,322

U.S. Government Agencies and Equivalents – 0.4%
Aid-Egypt, 4.45%, 2015	$649,000	$712,248
Small Business Administration, 5.09%, 2025	31,713	35,710
Small Business Administration, 5.21%, 2026	998,345	1,126,195

Issuer	Shares/Par	Value ($)

BONDS – continued
U.S. Government Agencies and Equivalents – continued
Small Business Administration, 5.31%, 2027	$259,339	$298,225
Small Business Administration, 2.22%, 2033	2,286,000	2,313,804

		$4,486,182

U.S. Treasury Obligations – 3.5%
U.S. Treasury Bonds, 6.875%, 2025 (f)	$11,192,000	$16,964,621
U.S. Treasury Bonds, 5.25%, 2029	855,000	1,159,861
U.S. Treasury Bonds, 4.5%, 2039 (f)	4,023,000	5,136,868
U.S. Treasury Notes, 4.75%, 2017 (f)	6,127,000	7,218,372
U.S. Treasury Notes, 3.5%, 2020 (f)	6,328,000	7,306,866

		$37,786,588

Utilities – Electric Power – 0.3%
Enel Finance International S.A., 6%, 2039 (n)	$894,000	$850,817
Progress Energy, Inc., 7.05%, 2019	2,150,000	2,727,847

		$3,578,664

Total Bonds		$654,245,705

Issuer/Expiration Date/Strike Price	Number of Contracts
PUT OPTIONS PURCHASED – 0.0%
Russell 2000 Index – June 2013 @ $825	640	$300,800

Issuer	Shares/Par
MONEY MARKET FUNDS – 3.4%
MFS Institutional Money Market Portfolio, 0.14%, at Net Asset Value (v)	36,828,941	$36,828,941

Total Investments		$1,074,790,261

OTHER ASSETS, LESS LIABILITIES – 0.2%		2,111,097

Net Assets – 100.0%		$1,076,901,358

(a)	Non-income producing security.

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $65,779,062, representing 6.1% of net assets.

(s)	Security or a portion of the security was pledged to cover collateral requirements for certain derivative transactions.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Bayview Commercial Asset Trust, FRN, 1.72%, 2023	5/25/2006	$170,247	$160,973
G-Force LLC, CDO, “A2”, 4.83%, 2036	1/20/2011	373,250	388,161
Skandinaviska Enskilda, 1.75%, 2018	3/13/2013	2,147,580	2,158,918
Wesfarmers Ltd., 1.874%, 2018	3/13/2013	306,000	307,890
Total Restricted Securities			$3,015,942
% of Net assets			0.3%

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
IPS	International Preference Stock
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TBA	To Be Announced

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
TRY	Turkish Lira
ZAR	South African Rand

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 3/31/13

Forward Foreign Currency Exchange Contracts at 3/31/13

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	AUD	Barclays Bank PLC	519,000	4/15/13	$538,722	$539,744	$1,022
BUY	AUD	Deutsche Bank AG	1,444,000	4/15/13	1,472,532	1,501,716	29,184
BUY	AUD	Goldman Sachs International	476,000	4/15/13	494,059	495,026	967
BUY	AUD	Westpac Banking Corp.	1,649,000	4/15/13	1,675,821	1,714,910	39,089
SELL	AUD	Merrill Lynch International Bank	3,014,121	4/15/13	3,148,392	3,134,595	13,797
SELL	AUD	Westpac Banking Corp.	1,348,194	4/15/13	1,403,099	1,402,081	1,018
BUY	CAD	Citibank N.A.	3,594,000	4/15/13	3,500,737	3,530,431	29,694
SELL	CAD	Barclays Bank PLC	1,652,855	4/15/13	1,661,625	1,623,620	38,005
SELL	CAD	Citibank N.A.	6,358,833	4/15/13	6,329,235	6,246,360	82,875
SELL	CAD	Credit Suisse Group	2,049,582	4/15/13	2,049,578	2,013,330	36,248
SELL	CAD	Goldman Sachs International	278,000	4/15/13	276,831	273,083	3,748
SELL	CAD	JPMorgan Chase Bank N.A.	13,126,360	5/08/13	13,054,690	12,887,753	166,937
SELL	CAD	Merrill Lynch International Bank	10,822,694	4/15/13	10,942,171	10,631,265	310,906
SELL	CHF	Credit Suisse Group	1,172,000	4/15/13	1,260,946	1,235,166	25,780
SELL	CHF	Goldman Sachs International	955,000	4/15/13	1,025,991	1,006,470	19,521
SELL	CHF	JPMorgan Chase Bank N.A.	66,903,955	5/08/13	73,188,665	70,529,796	2,658,869
BUY	CNY	Deutsche Bank AG	1,106,000	4/08/13-10/15/13	175,896	177,066	1,170
SELL	DKK	Deutsche Bank AG	30,716,621	4/15/13	5,401,249	5,282,881	118,368
SELL	DKK	Goldman Sachs International	10,498,333	5/08/13	1,907,473	1,806,170	101,303
SELL	EUR	Barclays Bank PLC	7,519,330	4/15/13	10,135,547	9,640,539	495,008
SELL	EUR	Credit Suisse Group	707,000	4/15/13	933,562	906,445	27,117
SELL	EUR	Deutsche Bank AG	4,481,000	4/15/13	5,893,929	5,745,093	148,836
SELL	EUR	Goldman Sachs International	89,199,252	4/15/13-5/08/13	120,673,008	114,378,355	6,294,653
SELL	EUR	JPMorgan Chase Bank N.A.	38,137,488	4/15/13-5/08/13	51,693,024	48,902,795	2,790,229
SELL	EUR	UBS AG	11,181,080	4/15/13	14,902,676	14,335,271	567,405
BUY	GBP	Deutsche Bank AG	2,348,000	4/15/13	3,506,137	3,567,436	61,299
BUY	GBP	JPMorgan Chase Bank N.A.	1,074,000	4/15/13	1,619,837	1,631,783	11,946
BUY	GBP	UBS AG	22,000	4/15/13	33,237	33,426	189
SELL	GBP	Barclays Bank PLC	6,902,258	4/15/13	10,980,492	10,486,952	493,540
SELL	GBP	Deutsche Bank AG	4,237,170	4/15/13	6,817,734	6,437,748	379,986
SELL	GBP	Goldman Sachs International	1,336,000	4/15/13	2,132,939	2,029,853	103,086
SELL	GBP	JPMorgan Chase Bank N.A.	15,903,818	4/15/13-5/08/13	25,088,437	24,160,686	927,751
BUY	JPY	Barclays Bank PLC	183,054,000	4/15/13	1,913,738	1,943,829	30,091
BUY	JPY	Goldman Sachs International	951,863,616	4/15/13-5/08/13	9,906,577	10,109,255	202,678
BUY	JPY	UBS AG	264,290,000	4/15/13	2,771,951	2,806,464	34,513
SELL	JPY	Barclays Bank PLC	42,769,000	4/15/13	456,877	454,159	2,718
SELL	JPY	Citibank N.A.	170,938,000	4/15/13	1,855,709	1,815,170	40,539
SELL	JPY	Credit Suisse Group	114,577,000	4/15/13	1,283,015	1,216,679	66,336
SELL	JPY	Deutsche Bank AG	34,001,000	4/15/13	385,865	361,053	24,812
SELL	JPY	Goldman Sachs International	6,134,146,244	4/15/13-5/08/13	67,226,280	65,145,314	2,080,966
SELL	JPY	JPMorgan Chase Bank N.A.	8,701,263,739	4/15/13-5/08/13	95,449,215	92,411,809	3,037,406
SELL	KRW	JPMorgan Chase Bank N.A.	5,601,930,800	5/06/13	5,133,499	5,030,752	102,747
BUY	MXN	Citibank N.A.	861,000	4/15/13	67,087	69,834	2,747
BUY	MXN	Goldman Sachs International	1,205,000	4/15/13	94,350	97,735	3,385
BUY	MXN	UBS AG	68,827,588	4/05/13-4/15/13	5,426,083	5,585,672	159,589
BUY	MYR	Barclays Bank PLC	403,000	5/02/13	129,715	129,863	148
BUY	MYR	Deutsche Bank AG	4,058,756	5/02/13	1,304,982	1,307,905	2,923
SELL	NOK	Deutsche Bank AG	32,080,208	4/15/13	5,711,126	5,483,880	227,246
BUY	NZD	Deutsche Bank AG	1,956,000	4/15/13	1,632,712	1,635,769	3,057
BUY	NZD	Westpac Banking Corp.	6,364,767	4/15/13	5,313,625	5,322,745	9,120

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 3/31/13 - continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives – continued
SELL	PLN	Citibank N.A.	8,431,640	4/15/13	$2,684,812	$2,584,678	$100,134
SELL	PLN	JPMorgan Chase Bank N.A.	4,954,618	4/25/13	1,556,903	1,517,587	39,316
BUY	SEK	Deutsche Bank AG	18,053,058	4/15/13	2,760,408	2,766,234	5,826
SELL	SEK	Citibank N.A.	21,491,000	4/15/13	3,313,316	3,293,025	20,291
SELL	SEK	Credit Suisse Group	426,000	4/15/13	67,624	65,275	2,349
SELL	SEK	Deutsche Bank AG	48,137,026	4/15/13	7,376,305	7,375,943	362
SELL	SEK	Goldman Sachs International	139,322,372	5/08/13	21,645,000	21,337,472	307,528
BUY	THB	HSBC BANKUSA	44,082,000	6/18/13	1,481,250	1,499,740	18,490
BUY	THB	JPMorgan Chase Bank N.A.	59,813,000	4/17/13	1,974,350	2,040,598	66,248
SELL	ZAR	Citibank N.A.	1,030,000	4/15/13	114,947	111,381	3,566

							$22,574,677

Liability Derivatives
SELL	AUD	Citibank N.A.	1,315,528	4/15/13	$1,364,840	$1,368,109	$(3,269)
SELL	AUD	Goldman Sachs International	1,566,000	4/15/13	1,606,375	1,628,593	(22,218)
SELL	AUD	JPMorgan Chase Bank N.A.	35,268,399	5/08/13	36,526,183	36,615,112	(88,929)
SELL	AUD	UBS AG	1,643,949	4/15/13	1,703,000	1,709,657	(6,657)
BUY	BRL	UBS AG	6,724,000	5/03/13	3,336,145	3,318,333	(17,812)
BUY	CAD	Credit Suisse Group	32,000	4/15/13	32,409	31,434	(975)
BUY	CAD	UBS AG	1,138,000	4/15/13	1,138,673	1,117,871	(20,802)
SELL	CAD	Barclays Bank PLC	48,000	4/15/13	46,693	47,151	(458)
SELL	CAD	Citibank N.A.	1,385,000	4/15/13	1,343,193	1,360,503	(17,310)
SELL	CAD	Goldman Sachs International	159,000	4/15/13	154,848	156,187	(1,339)
SELL	CAD	JPMorgan Chase Bank N.A.	18,799,010	5/08/13	18,259,000	18,457,287	(198,287)
BUY	CHF	Credit Suisse Group	1,009,000	4/15/13	1,071,794	1,063,380	(8,414)
BUY	CHF	UBS AG	6,515,000	4/15/13	7,079,176	6,866,128	(213,048)
SELL	CHF	JPMorgan Chase Bank N.A.	9,058,921	5/08/13	9,526,000	9,549,867	(23,867)
BUY	CNY	Deutsche Bank AG	10,080,000	1/15/14	1,606,503	1,599,991	(6,512)
SELL	CNY	Deutsche Bank AG	553,000	4/08/13	88,095	88,957	(862)
BUY	CZK	Barclays Bank PLC	15,429,000	4/15/13	791,099	768,487	(22,612)
BUY	DKK	Citibank N.A.	5,580,073	4/15/13	994,031	959,703	(34,328)
BUY	DKK	Credit Suisse Group	711,000	4/15/13	128,651	122,284	(6,367)
BUY	DKK	Goldman Sachs International	37,316,295	4/15/13	6,723,615	6,417,943	(305,672)
BUY	DKK	UBS AG	970,000	4/15/13	175,951	166,828	(9,123)
BUY	EUR	Barclays Bank PLC	14,105,208	4/15/13-6/18/13	18,735,990	18,087,895	(648,095)
BUY	EUR	Citibank N.A.	3,030,878	4/15/13	4,071,615	3,885,892	(185,723)
BUY	EUR	Credit Suisse Group	458,000	4/15/13	605,593	587,202	(18,391)
BUY	EUR	Deutsche Bank AG	5,443,115	4/15/13	7,169,981	6,978,621	(191,360)
BUY	EUR	Goldman Sachs International	2,710,113	4/15/13	3,583,609	3,474,638	(108,971)
BUY	EUR	JPMorgan Chase Bank N.A.	5,239,435	4/15/13	6,892,533	6,717,483	(175,050)
BUY	EUR	UBS AG	18,290,296	4/15/13-6/18/13	23,883,195	23,453,600	(429,595)
SELL	EUR	Deutsche Bank AG	1,298,000	4/15/13	1,658,473	1,664,167	(5,694)
BUY	GBP	Barclays Bank PLC	5,109,008	4/15/13	8,021,601	7,762,375	(259,226)
BUY	GBP	Goldman Sachs International	704,945	4/15/13	1,077,773	1,071,059	(6,714)
SELL	GBP	Citibank N.A.	111,000	4/15/13	168,258	168,648	(390)
SELL	GBP	Deutsche Bank AG	158,000	4/15/13	239,750	240,057	(307)
SELL	GBP	Goldman Sachs International	2,776,412	4/15/13	4,187,805	4,218,344	(30,539)
SELL	GBP	JPMorgan Chase Bank N.A.	11,822,742	5/08/13	17,632,000	17,960,675	(328,675)
BUY	JPY	Barclays Bank PLC	399,072,000	4/15/13	4,261,951	4,237,699	(24,252)
BUY	JPY	Credit Suisse Group	1,503,806,966	4/15/13	17,127,276	15,968,748	(1,158,528)
BUY	JPY	Goldman Sachs International	24,377,000	4/15/13	274,966	258,856	(16,110)
BUY	JPY	JPMorgan Chase Bank N.A.	256,822,000	4/15/13	2,755,146	2,727,163	(27,983)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 3/31/13 - continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives – continued
BUY	JPY	Merrill Lynch International Bank	1,457,446,966	4/15/13	$16,614,005	$15,476,457	$(1,137,548)
BUY	JPY	UBS AG	709,658,000	4/15/13	7,685,055	7,535,774	(149,281)
SELL	JPY	Credit Suisse Group	188,307,844	4/15/13	1,976,032	1,999,618	(23,586)
SELL	JPY	Deutsche Bank AG	214,844,000	4/15/13	2,269,394	2,281,403	(12,009)
SELL	JPY	JPMorgan Chase Bank N.A.	141,417,000	4/15/13	1,470,938	1,501,690	(30,752)
SELL	JPY	UBS AG	59,631,000	4/15/13	617,715	633,214	(15,499)
BUY	KRW	JPMorgan Chase Bank N.A.	7,445,614,000	5/06/13	6,822,267	6,686,452	(135,815)
BUY	NOK	Deutsche Bank AG	36,903,120	4/15/13	6,654,006	6,308,322	(345,684)
BUY	NOK	Goldman Sachs International	270,640,575	4/15/13-5/08/13	48,970,861	46,222,527	(2,748,334)
BUY	NOK	JPMorgan Chase Bank N.A.	48,349,295	5/08/13	8,780,085	8,257,515	(522,570)
BUY	NOK	UBS AG	633,000	4/15/13	115,239	108,206	(7,033)
BUY	NZD	UBS AG	2,020,000	4/15/13	1,701,789	1,689,291	(12,498)
SELL	NZD	Deutsche Bank AG	1,919,000	4/15/13	1,582,100	1,604,826	(22,726)
SELL	NZD	JPMorgan Chase Bank N.A.	14,918,726	5/08/13	12,227,000	12,457,250	(230,250)
SELL	NZD	Westpac Banking Corp.	7,275,513	4/15/13	6,020,084	6,084,387	(64,303)
BUY	SEK	Citibank N.A.	10,791,000	4/15/13	1,711,493	1,653,484	(58,009)
BUY	SEK	Credit Suisse Group	2,942,000	4/15/13	456,910	450,797	(6,113)
BUY	SEK	Deutsche Bank AG	25,825,182	4/15/13	4,073,494	3,957,142	(116,352)
BUY	SEK	Goldman Sachs International	288,646,373	4/15/13-5/08/13	45,374,719	44,208,776	(1,165,943)
BUY	SEK	JPMorgan Chase Bank N.A.	245,332,318	4/15/13-5/08/13	38,533,428	37,573,991	(959,437)
BUY	SEK	UBS AG	2,240,000	4/15/13	353,506	343,231	(10,275)
BUY	SGD	Credit Suisse Group	1,308,000	4/15/13	1,063,569	1,054,317	(9,252)
BUY	SGD	Goldman Sachs International	51,000	4/15/13	41,182	41,108	(74)
BUY	ZAR	Barclays Bank PLC	15,363,135	4/15/13	1,767,566	1,661,319	(106,247)
BUY	ZAR	Merrill Lynch International Bank	1,389,000	4/15/13	154,826	150,202	(4,624)

							$(12,518,678)

Futures Contracts Outstanding at 3/31/13

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Equity Futures
MSCI Taiwan Index (Long)	USD	781	$22,211,640	April - 2013	$215,868
NIKKEI 225 Index (Long)	JPY	171	22,514,334	June - 2013	1,451,187
S&P CNX Nifty Index (Short)	USD	1,575	18,018,000	April - 2013	45,887
S&P TSE 60 Index (Short)	CAD	306	43,832,839	June - 2013	232,532
TURKDEK ISE 30 Index (Long)	TRY	2,732	15,905,841	April - 2013	1,443,474

					$3,388,948

Interest Rate Futures
Australian Treasury Bond 10 yr (Long)	AUD	292	$36,959,789	June - 2013	$459,113
Govt Of Canada Bond 10 yr (Long)	CAD	178	23,615,565	June - 2013	289,251
US Treasury Note (Long)	USD	270	35,635,781	June - 2013	302,347

					$1,050,711

					$4,439,659

Portfolio of Investments (unaudited) – continued

Futures Contracts Outstanding at 3/31/13 - continued

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Equity Futures
AUST SPI 200 Index (Long)	AUD	45	$5,839,598	June - 2013	$(87,254)
Amsterdam Index (Long)	EUR	131	11,668,613	April - 2013	(112,689)
Bovespa Index (Long)	BRL	963	26,799,397	April - 2013	(1,177,902)
CAC 40 Index (Long)	EUR	315	15,070,939	April - 2013	(369,995)
DAX Index (Long)	EUR	47	11,750,286	June -2013	(295,874)
FTSE 100 Index (Long)	GBP	138	13,317,035	June - 2013	(138,973)
FTSE Jse Top 40 Index (Long)	ZAR	658	25,310,817	June - 2013	(377,265)
FTSE MIB Index (Long)	EUR	137	13,205,046	June - 2013	(654,079)
Hang Seng China ENT Index (Long)	HKD	361	25,336,528	April - 2013	(302,071)
Hang Seng Index (Short)	HKD	76	10,954,445	April - 2013	(4,140)
IBEX 35 Index (Long)	EUR	181	18,177,943	April - 2013	(1,607,441)
KOSPI 200 Index (Short)	KRW	139	16,565,933	June - 2013	(10,539)
MexBol Index (Short)	MXN	321	11,512,362	June - 2013	(13,205)
MSCI Singapore Index (Short)	SGD	400	22,211,640	April - 2013	(342,580)
OMX 30 Index (Short)	SEK	683	12,457,200	April - 2013	(14,782)
Russell 2000 Index (Short)	USD	154	14,613,060	June - 2013	(166,785)
S&P 500 E-Mini Index (Short)	USD	262	20,471,370	June - 2013	(243,141)

					$(5,918,715)

Interest Rate Futures
German Euro Bund (Short)	EUR	335	$62,483,606	June - 2013	$(988,463)
Japan Govt Bond 10 yr (Short)	JPY	44	67,957,528	June - 2013	(272,200)
UK Long Gilt Bond (Short)	GBP	150	27,072,036	June - 2013	(758,681)

					$(2,019,344)

					$(7,938,059)

At March 31, 2013, the fund had cash collateral of $14,099 and other liquid securities with an aggregate value of $32,080,704 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

3/31/13 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of March 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities
United States	$189,097,470	$—	$—	$189,097,470
United Kingdom	54,861,728	—	—	54,861,728
Japan	51,134,370	—	—	51,134,370
Switzerland	23,641,834	—	—	23,641,834
Germany	18,835,567	—	—	18,835,567
France	12,514,683	—	—	12,514,683
Netherlands	8,184,578	—	—	8,184,578
Sweden	4,627,037	—	—	4,627,037
Taiwan	4,084,653	—	—	4,084,653
Other Countries	10,944,114	5,789,584	—	16,733,698
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	42,272,769	—	42,272,769
Non-U.S. Sovereign Debt	—	378,907,746	—	378,907,746
U.S. Corporate Bonds	—	83,210,137	—	83,210,137
Residential Mortgage-Backed Securities	—	75,109,216	—	75,109,216
Commercial Mortgage-Backed Securities	—	25,002,779	—	25,002,779
Asset-Backed Securities (including CDOs)	—	388,161	—	388,161
Foreign Bonds	—	49,354,894	—	49,354,894
Mutual Funds	36,828,941	—	—	36,828,941
Total Investments	$414,754,975	$660,035,286	$—	$1,074,790,261

Other Financial Instruments
Futures Contracts	$(2,762,355)	$(736,045)	$—	$(3,498,400)
Forward Foreign Currency Exchange Contracts	—	10,055,999	—	10,055,999

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $162,248,038 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$989,726,903
Gross unrealized appreciation	103,560,906
Gross unrealized depreciation	(18,497,548)
Net unrealized appreciation (depreciation)	$85,063,358

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	64,672,375	108,061,079	(135,904,513)	36,828,941

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$18,151	$36,828,941

Supplemental Information (unaudited) – continued

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2013, are as follows:

United States	42.4%
Japan	9.2%
United Kingdom	9.0%
Australia	6.1%
Italy	5.2%
Spain	4.5%
France	4.0%
Brazil	3.3%
China	2.7%
Other Countries	13.6%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

QUARTERLY REPORT

March 31, 2013

MFS® GLOBAL GOVERNMENTS PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

3/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par		Value ($)

BONDS – 94.5%
Foreign Bonds – 62.6%
Australia – 1.7%
Commonwealth of Australia, 5.75%, 2021	AUD	3,162,000	$3,856,480

Belgium – 1.5%
Kingdom of Belgium, 4.25%, 2021	EUR	2,307,000	$3,520,283

Canada – 2.5%
Bayview Commercial Asset Trust, FRN, 1.72%, 2023 (z)	CAD	180,000	$170,442
Government of Canada, 4.5%, 2015	CAD	2,570,000	2,713,462
Government of Canada, 4.25%, 2018	CAD	12,000	13,500
Government of Canada, 3.25%, 2021	CAD	924,000	1,018,461
Government of Canada, 5.75%, 2033	CAD	1,262,000	1,891,562

			$5,807,427

France – 2.6%
Republic of France, 6%, 2025	EUR	1,428,000	$2,538,279
Republic of France, 4.75%, 2035	EUR	2,171,000	3,573,380

			$6,111,659

Germany – 7.7%
Federal Republic of Germany, 3.75%, 2015	EUR	4,516,000	$6,171,737
Federal Republic of Germany, 4.25%, 2018	EUR	1,521,000	2,344,587
Federal Republic of Germany, 3.25%, 2021	EUR	4,497,000	6,813,664
Federal Republic of Germany, 6.25%, 2030	EUR	1,234,000	2,545,404

			$17,875,392

Iceland – 0.5%
Republic of Iceland, 4.875%, 2016 (n)		$1,122,000	$1,196,333

Ireland – 2.0%
Republic of Ireland, 5.5%, 2017	EUR	2,292,000	$3,250,835
Republic of Ireland, 4.5%, 2020	EUR	1,002,000	1,341,959

			$4,592,794

Italy – 9.1%
Republic of Italy, 4.25%, 2015	EUR	3,440,000	$4,581,722
Republic of Italy, 5.25%, 2017	EUR	9,746,000	13,412,712
Republic of Italy, 3.75%, 2021	EUR	2,429,000	3,048,847

			$21,043,281

Japan – 23.5%
Government of Japan, 1.7%, 2017	JPY	1,210,450,000	$13,652,933
Government of Japan, 1.1%, 2020	JPY	1,009,200,000	11,311,323
Government of Japan, 2.1%, 2024	JPY	1,049,350,000	12,846,214
Government of Japan, 2.2%, 2027	JPY	819,900,000	10,121,891

Issuer	Shares/Par		Value ($)

BONDS – continued
Foreign Bonds – continued
Japan – continued
Government of Japan, 2.4%, 2037	JPY	527,000,000	$6,643,054

			$54,575,415

Netherlands – 0.7%
ABN AMRO Bank N.V., FRN, 2.071%, 2014 (n)		$200,000	$202,372
Kingdom of the Netherlands, 5.5%, 2028	EUR	807,000	1,469,778

			$1,672,150

Norway – 0.1%
Eksportfinans A.S.A., 1.875%, 2013		$205,000	$205,000

Poland – 0.7%
Government of Poland, 5.75%, 2021	PLN	4,359,000	$1,525,449

Portugal – 1.2%
Republic of Portugal, 4.45%, 2018	EUR	1,580,000	$1,933,843
Republic of Portugal, 4.8%, 2020	EUR	702,000	833,907

			$2,767,750

Spain – 4.6%
Kingdom of Spain, 4%, 2015	EUR	4,679,000	$6,164,338
Kingdom of Spain, 5.5%, 2017	EUR	1,332,000	1,834,501
Kingdom of Spain, 4.6%, 2019	EUR	2,121,000	2,783,071

			$10,781,910

United Kingdom – 4.2%
United Kingdom Treasury, 8%, 2021	GBP	926,100	$2,124,829
United Kingdom Treasury, 4.25%, 2027	GBP	1,174,000	2,192,189
United Kingdom Treasury, 4.25%, 2036	GBP	2,887,000	5,331,992

			$9,649,010

Total Foreign Bonds			$145,180,333

U.S. Bonds – 31.9%
Asset-Backed & Securitized – 0.0%
Commercial Mortgage Asset Trust, FRN, 0.577%, 2032 (i)(z)		$3,190,679	$16,161
First Union National Bank Commercial Mortgage Trust, FRN, 1.601%, 2043 (i)(z)		266,526	396

			$16,557

Mortgage-Backed – 0.6%
Fannie Mae, 4.78%, 2015		$87,466	$93,419
Fannie Mae, 4.856%, 2015		42,083	44,906
Fannie Mae, 5.5%, 2015		47,164	50,027
Fannie Mae, 5.09%, 2016		83,720	92,289
Fannie Mae, 5.424%, 2016		86,131	96,033
Fannie Mae, 5.05%, 2017		51,662	57,113
Fannie Mae, 5.16%, 2018		136,109	148,202

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
U.S. Bonds – continued
Mortgage-Backed – continued
Fannie Mae, 5.1%, 2019	$61,772	$70,035
Fannie Mae, 5.18%, 2019	61,823	70,280
Fannie Mae, 6.16%, 2019	42,396	48,070
Freddie Mac, 1.426%, 2017	560,000	569,926
Freddie Mac, 3.882%, 2017	89,000	98,955
Freddie Mac, 5.085%, 2019	43,000	50,425

		$1,489,680

U.S. Government Agencies and Equivalents – 0.8%
Aid-Egypt, 4.45%, 2015	$301,000	$330,334
Small Business Administration, 4.57%, 2025	22,020	24,417
Small Business Administration, 5.09%, 2025	24,525	27,616
Small Business Administration, 5.21%, 2026	319,471	360,382
Small Business Administration, 2.22%, 2033	1,032,000	1,044,552

		$1,787,301

Issuer	Shares/Par	Value ($)

BONDS – continued
U.S. Bonds – continued
U.S. Treasury Obligations – 30.5%
U.S. Treasury Bonds, 6.875%, 2025	$6,793,000	$10,296,700
U.S. Treasury Bonds, 5.25%, 2029	2,339,000	3,172,999
U.S. Treasury Bonds, 4.5%, 2039	5,931,400	7,573,656
U.S. Treasury Notes, 4.125%, 2015	17,544,000	18,969,450
U.S. Treasury Notes, 4.75%, 2017	12,625,000	14,873,828
U.S. Treasury Notes, 3.5%, 2020	13,698,000	15,816,916

		$70,703,549

Total U.S. Bonds		$73,997,087

Total Bonds		$219,177,420

MONEY MARKET FUNDS – 6.6%
MFS Institutional Money Market Portfolio, 0.14%, at Net Asset Value (v)	15,222,546	$15,222,546

Total Investments		$234,399,966

OTHER ASSETS, LESS LIABILITIES – (1.1)%		(2,628,397)

Net Assets – 100.0%		$231,771,569

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,398,705, representing 0.6% of net assets.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Bayview Commercial Asset Trust, FRN, 1.72%, 2023	5/25/06	$180,261	$170,442
Commercial Mortgage Asset Trust, FRN, 0.577%, 2032	8/25/03-12/02/11	18,328	16,161
First Union National Bank Commercial Mortgage Trust, FRN, 1.601%, 2043	12/11/03-11/30/11	278	396
Total Restricted Securities			$186,999
% of Net assets			0.1%

The following abbreviations are used in this report and are defined:

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone

2

Portfolio of Investments (unaudited) – continued

NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
THB	Thailand Baht

Derivative Contracts at 3/31/13

Forward Foreign Currency Exchange Contracts at 3/31/13

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	AUD	Citibank N.A.	114,000	4/15/13	$118,320	$118,557	$237
BUY	AUD	Deutsche Bank AG	535,000	4/15/13	545,571	556,384	10,813
BUY	AUD	Goldman Sachs International	139,000	4/15/13	144,555	144,556	1
BUY	AUD	Westpac Banking Corp.	549,000	4/15/13	557,929	570,943	13,014
SELL	AUD	Westpac Banking Corp.	1,456,068	4/15/13	1,515,367	1,514,267	1,100
BUY	CAD	Citibank N.A.	11,000	4/15/13	10,755	10,805	50
BUY	CAD	Goldman Sachs International	1,160,000	4/15/13	1,130,124	1,139,482	9,358
SELL	CAD	Citibank N.A.	566,000	4/15/13	556,113	555,989	124
SELL	CAD	Merrill Lynch International Bank	2,060,235	4/15/13	2,082,979	2,023,794	59,185
SELL	CAD	UBS AG	40,000	4/15/13	40,024	39,292	732
SELL	CHF	Goldman Sachs International	636,000	4/15/13	682,052	670,277	11,775
SELL	DKK	Deutsche Bank AG	12,607,543	4/15/13	2,216,926	2,168,342	48,584
SELL	EUR	Barclays Bank PLC	1,821,554	4/15/13-6/18/13	2,373,774	2,335,822	37,952
SELL	EUR	Citibank N.A.	567,000	4/15/13	746,562	726,951	19,611
SELL	EUR	Credit Suisse Group	1,616,524	4/15/13	2,078,226	2,072,547	5,679
SELL	EUR	Deutsche Bank AG	3,569,132	4/15/13	4,662,742	4,575,986	86,756
SELL	EUR	Goldman Sachs International	3,385,116	4/15/13	4,535,868	4,340,060	195,808
SELL	EUR	JP Morgan Chase Bank N.A.	3,073,034	4/15/13	4,017,657	3,939,939	77,718
SELL	EUR	UBS AG	4,629,027	4/15/13-6/18/13	6,129,655	5,935,284	194,371
BUY	GBP	Deutsche Bank AG	810,000	4/15/13	1,209,528	1,230,674	21,146
BUY	GBP	Goldman Sachs International	363,000	4/15/13	547,453	551,524	4,071
BUY	GBP	UBS AG	321,000	4/15/13	486,088	487,712	1,624
SELL	GBP	Barclays Bank PLC	677,000	4/15/13	1,067,557	1,028,601	38,956
SELL	GBP	Goldman Sachs International	61,000	4/15/13	96,757	92,680	4,077
SELL	GBP	JP Morgan Chase Bank N.A.	358,000	4/15/13	564,588	543,928	20,660
BUY	JPY	Barclays Bank PLC	57,363,000	4/15/13	599,701	609,131	9,430
BUY	JPY	Citibank N.A.	194,791,000	4/15/13	2,060,854	2,068,463	7,609
BUY	JPY	Goldman Sachs International	20,690,000	4/15/13	219,081	219,705	624
BUY	JPY	UBS AG	81,058,000	4/15/13	850,127	860,745	10,618
SELL	JPY	Citibank N.A.	56,658,000	4/15/13	617,399	601,645	15,754
SELL	JPY	Credit Suisse Group	38,235,000	4/15/13	428,159	406,013	22,146
SELL	JPY	Goldman Sachs International	586,458,210	4/15/13	6,400,941	6,227,530	173,411
SELL	JPY	JP Morgan Chase Bank N.A.	118,060,742	4/15/13	1,264,343	1,253,673	10,670
BUY	MXN	UBS AG	14,243,000	4/05/13	1,127,803	1,156,320	28,517
SELL	NOK	Deutsche Bank AG	7,878,391	4/15/13	1,402,562	1,346,754	55,808
BUY	NZD	Deutsche Bank AG	662,000	4/15/13	552,585	553,619	1,034
BUY	NZD	Westpac Banking Corp.	1,254,300	4/15/13	1,047,153	1,048,950	1,797
SELL	PLN	Citibank N.A.	2,954,412	4/15/13	940,747	905,660	35,087
SELL	PLN	JP Morgan Chase Bank N.A.	2,068,828	4/25/13	650,093	633,677	16,416
BUY	SEK	Deutsche Bank AG	8,140,470	4/15/13	1,244,721	1,247,348	2,627
BUY	SEK	Morgan Stanley Capital Services, Inc.	147,000	4/15/13	22,506	22,525	19
SELL	SEK	Deutsche Bank AG	19,661,874	4/15/13	3,012,898	3,012,751	147
SELL	SEK	UBS AG	7,253,000	4/15/13	1,118,099	1,111,363	6,736
BUY	THB	JP Morgan Chase Bank N.A.	17,169,000	4/17/13	565,049	585,744	20,695

							$1,282,547

3

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 3/31/13 - continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives
SELL	AUD	Goldman Sachs International	179,000	4/15/13	$185,407	$186,155	$(748)
SELL	AUD	UBS AG	1,088,462	4/15/13	1,122,000	1,131,968	(9,968)
BUY	BRL	UBS AG	2,266,000	5/03/13	1,124,287	1,118,284	(6,003)
BUY	CAD	UBS AG	118,000	4/15/13	116,039	115,913	(126)
SELL	CAD	Citibank N.A.	462,000	4/15/13	448,054	453,828	(5,774)
BUY	CHF	UBS AG	635,000	4/15/13	693,920	669,224	(24,696)
BUY	CNY	Deutsche Bank AG	3,532,000	1/15/14	562,913	560,632	(2,281)
BUY	DKK	Citibank N.A.	3,382,833	4/15/13	602,616	581,806	(20,810)
BUY	DKK	Credit Suisse Group	250,000	4/15/13	45,236	42,997	(2,239)
BUY	DKK	Goldman Sachs International	16,313,000	4/15/13	2,936,151	2,805,635	(130,516)
BUY	DKK	JP Morgan Chase Bank N.A.	405,000	4/15/13	69,714	69,655	(59)
BUY	EUR	Barclays Bank PLC	1,867,000	4/15/13	2,439,521	2,393,682	(45,839)
BUY	EUR	Citibank N.A.	660,275	4/15/13	885,478	846,539	(38,939)
BUY	EUR	Credit Suisse Group	134,000	4/15/13	180,723	171,802	(8,921)
BUY	EUR	Deutsche Bank AG	871,093	4/15/13	1,157,161	1,116,829	(40,332)
BUY	EUR	Goldman Sachs International	1,126,000	4/15/13	1,494,952	1,443,645	(51,307)
BUY	EUR	JP Morgan Chase Bank N.A.	1,896,476	4/15/13	2,531,038	2,431,473	(99,565)
BUY	EUR	Merrill Lynch International Bank	260,000	4/15/13	337,862	333,346	(4,516)
BUY	EUR	UBS AG	3,715,262	4/15/13	4,866,001	4,763,340	(102,661)
SELL	EUR	Deutsche Bank AG	450,000	4/15/13	574,971	576,945	(1,974)
BUY	GBP	Barclays Bank PLC	2,514,182	4/15/13	3,989,960	3,819,924	(170,036)
BUY	GBP	Deutsche Bank AG	1,192,940	4/15/13	1,919,477	1,812,495	(106,982)
BUY	GBP	Goldman Sachs International	192,030	4/15/13	293,559	291,761	(1,798)
SELL	GBP	Goldman Sachs International	290,000	4/15/13	434,872	440,612	(5,740)
BUY	JPY	Barclays Bank PLC	200,302,000	4/15/13	2,147,511	2,126,983	(20,528)
BUY	JPY	Citibank N.A.	39,738,000	4/15/13	448,167	421,973	(26,194)
BUY	JPY	Credit Suisse Group	645,514,397	4/15/13	7,366,027	6,854,641	(511,386)
BUY	JPY	JP Morgan Chase Bank N.A.	35,977,000	4/15/13	385,956	382,036	(3,920)
BUY	JPY	Merrill Lynch International Bank	645,514,400	4/15/13	7,358,470	6,854,641	(503,829)
BUY	JPY	UBS AG	47,530,000	4/15/13	508,872	504,715	(4,157)
SELL	JPY	Citibank N.A.	8,142,000	4/15/13	84,352	86,459	(2,107)
SELL	JPY	Deutsche Bank AG	68,346,000	4/15/13	721,938	725,758	(3,820)
SELL	JPY	Goldman Sachs International	171,488,487	4/15/13	1,816,992	1,821,016	(4,024)
SELL	JPY	JP Morgan Chase Bank N.A.	44,618,000	4/15/13	464,091	473,793	(9,702)
SELL	MXN	UBS AG	1,000	4/15/13	78	81	(3)
BUY	NOK	Deutsche Bank AG	7,758,133	4/15/13	1,398,870	1,326,197	(72,673)
BUY	NZD	UBS AG	666,000	4/15/13	561,085	556,964	(4,121)
SELL	NZD	Deutsche Bank AG	644,000	4/15/13	530,939	538,566	(7,627)
SELL	NZD	Westpac Banking Corp.	1,938,377	4/15/13	1,602,723	1,621,031	(18,308)
BUY	SEK	Citibank N.A.	3,574,000	4/15/13	566,850	547,637	(19,213)
BUY	SEK	Credit Suisse Group	304,000	4/15/13	47,514	46,581	(933)
BUY	SEK	Deutsche Bank AG	6,388,400	4/15/13	1,007,664	978,882	(28,782)
BUY	SEK	Goldman Sachs International	10,807,400	4/15/13	1,698,652	1,655,997	(42,655)
BUY	SEK	JP Morgan Chase Bank N.A.	4,154,507	4/15/13	646,043	636,587	(9,456)

							$(2,175,268)

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

3/31/13 (unaudited)

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as, forward foreign currency exchange contracts. The following is a summary of the levels used as of March 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$72,490,850	$—	$72,490,850
Non-U.S. Sovereign Debt	—	144,807,519	—	144,807,519
Residential Mortgage-Backed Securities	—	1,489,680	—	1,489,680
Commercial Mortgage-Backed Securities	—	186,999	—	186,999
Foreign Bonds	—	202,372	—	202,372
Mutual Funds	15,222,546	—	—	15,222,546
Total Investments	$15,222,546	$219,177,420	$—	$234,399,966

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(892,721)	$—	$(892,721)

For further information regarding security characteristics, see the Portfolio of Investments.

5

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$240,473,154
Gross unrealized appreciation	477,816
Gross unrealized depreciation	(6,551,004)
Net unrealized appreciation (depreciation)	$(6,073,188)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	11,270,805	29,247,702	(25,295,961)	15,222,546

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$4,400	$15,222,546

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2013, are as follows:

United States	36.7%
Japan	23.6%
Italy	9.1%
Germany	7.8%
Spain	4.8%
United Kingdom	4.2%
France	2.7%
Canada	2.5%
Ireland	2.0%
Other Countries	6.6%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

6

QUARTERLY REPORT

March 31, 2013

MFS® HIGH YIELD PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

3/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par		Value ($)

BONDS – 94.7%
Aerospace – 2.3%
Bombardier, Inc., 4.25%, 2016 (n)		$294,000	$305,025
Bombardier, Inc., 7.5%, 2018 (n)		2,795,000	3,189,794
Bombardier, Inc., 7.75%, 2020 (n)		525,000	603,750
CPI International, Inc., 8%, 2018		1,504,000	1,564,106
Heckler & Koch GmbH, 9.5%, 2018 (z)	EUR	705,000	797,613
Huntington Ingalls Industries, Inc., 6.875%, 2018		$250,000	271,875
Huntington Ingalls Industries, Inc., 7.125%, 2021		2,100,000	2,283,750
Kratos Defense & Security Solutions, Inc., 10%, 2017		1,900,000	2,090,000

			$11,105,913

Apparel Manufacturers – 0.9%
Hanesbrands, Inc., 6.375%, 2020		$1,185,000	$1,290,169
Jones Group, Inc., 6.875%, 2019		1,055,000	1,116,981
PVH Corp., 7.375%, 2020		1,295,000	1,443,925
PVH Corp., 4.5%, 2022		430,000	423,550

			$4,274,625

Asset-Backed & Securitized – 0.3%
Arbor Realty Mortgage Securities, CDO, FRN, 2.602%, 2038 (z)		$568,229	$170,469
Citigroup Commercial Mortgage Trust, FRN, 5.697%, 2049		1,100,911	176,520
Crest Ltd., CDO, 7%, 2040 (a)(p)		186,380	9,319
CWCapital Cobalt Ltd., CDO, 6.23%, 2045 (a)(p)(z)		1,235,457	12,355
CWCapital Cobalt Ltd., CDO, “F”, FRN, 1.6%, 2050 (p)(z)		528,130	1,320
First Union National Bank Commercial Mortgage Trust, 6.75%, 2032		744,643	373,599
G-Force LLC, CDO, “A2”, 4.83%, 2036 (z)		298,019	300,627
JPMorgan Chase Commercial Mortgage Securities Corp., “C”, FRN, 6.001%, 2051		800,000	206,136

			$1,250,345

Automotive – 3.6%
Accuride Corp., 9.5%, 2018		$1,550,000	$1,584,875
Allison Transmission, Inc., 7.125%, 2019 (n)		2,235,000	2,405,419
Conti-Gummi Finance B.V., 8.5%, 2015	EUR	75,000	102,080
Conti-Gummi Finance B.V., 7.5%, 2017	EUR	100,000	136,020
Conti-Gummi Finance B.V., 7.125%, 2018	EUR	250,000	339,407
Continental Rubber of America Corp., 4.5%, 2019 (n)		$165,000	168,713
Delphi Corp., 5%, 2023		1,190,000	1,258,425
Ford Motor Credit Co. LLC, 12%, 2015		1,159,000	1,400,244
Ford Motor Credit Co. LLC, 8%, 2016		500,000	599,444

Issuer	Shares/Par	Value ($)

BONDS – continued
Automotive – continued
Ford Motor Credit Co. LLC, 8.125%, 2020	$280,000	$353,532
General Motors Financial Co., Inc., 4.75%, 2017 (n)	330,000	344,167
General Motors Financial Co., Inc., 6.75%, 2018	1,610,000	1,823,325
Goodyear Tire & Rubber Co., 8.25%, 2020	160,000	177,000
Goodyear Tire & Rubber Co., 6.5%, 2021	890,000	917,813
Goodyear Tire & Rubber Co., 7%, 2022	795,000	837,731
Jaguar Land Rover PLC, 7.75%, 2018 (n)	325,000	355,063
Jaguar Land Rover PLC, 8.125%, 2021 (n)	2,665,000	2,998,125
Jaguar Land Rover PLC, 5.625%, 2023 (n)	600,000	623,250
Lear Corp., 8.125%, 2020	360,000	401,400
Lear Corp., 4.75%, 2023 (n)	365,000	355,875

		$17,181,908

Broadcasting – 5.6%
Allbritton Communications Co., 8%, 2018	$840,000	$909,300
AMC Networks, Inc., 7.75%, 2021	1,854,000	2,099,655
Clear Channel Communications, Inc., 9%, 2021	1,646,000	1,536,953
Clear Channel Worldwide Holdings, Inc., 6.5%, 2022 (n)	415,000	432,638
Clear Channel Worldwide Holdings, Inc., 6.5%, 2022 (n)	700,000	738,500
Clear Channel Worldwide Holdings, Inc., “A”, 7.625%, 2020	35,000	36,181
Clear Channel Worldwide Holdings, Inc., “B”, 7.625%, 2020	870,000	908,063
Hughes Network Systems LLC, 6.5%, 2019	125,000	137,188
Hughes Network Systems LLC, 7.625%, 2021	655,000	749,156
IAC/InterActiveCorp, 4.75%, 2022 (n)	400,000	391,000
Inmarsat Finance PLC, 7.375%, 2017 (n)	1,110,000	1,182,150
Intelsat Bermuda Ltd., 11.25%, 2017	1,089,000	1,159,785
Intelsat Bermuda Ltd., 11.5%, 2017 (p)	1,177,621	1,250,634
Intelsat Jackson Holdings Ltd., 7.25%, 2019	350,000	382,375
Intelsat Jackson Holdings Ltd., 8.5%, 2019	500,000	560,625
Intelsat Jackson Holdings Ltd., 7.25%, 2020	900,000	988,875
Intelsat Jackson Holdings Ltd., 7.5%, 2021	500,000	556,250
Intelsat Jackson Holdings Ltd., 6.625%, 2022 (n)	555,000	587,606
Intelsat S.A., 8.125%, 2023 (z)	810,000	823,163
LBI Media, Inc., 13.5% to 2015, 11.5% to 2020 (p)(z)	470,000	197,400
Liberty Media Corp., 8.5%, 2029	965,000	1,072,356
Local TV Finance LLC, 9.25%, 2015 (p)(z)	1,172,186	1,180,977
Netflix, Inc., 5.375%, 2021 (n)	695,000	689,788

1

Portfolio of Investment (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Broadcasting – continued
Nexstar Broadcasting Group, Inc., 8.875%, 2017	$315,000	$346,500
Nexstar Broadcasting Group, Inc., 6.875%, 2020 (n)	585,000	617,175
Sinclair Broadcast Group, Inc., 9.25%, 2017 (n)	465,000	503,944
Sinclair Broadcast Group, Inc., 8.375%, 2018	875,000	975,625
SIRIUS XM Radio, Inc., 8.75%, 2015 (n)	535,000	595,188
SIRIUS XM Radio, Inc., 7.625%, 2018 (n)	595,000	656,731
SIRIUS XM Radio, Inc., 5.25%, 2022 (n)	1,605,000	1,641,113
Univision Communications, Inc., 6.875%, 2019 (n)	940,000	1,005,800
Univision Communications, Inc., 7.875%, 2020 (n)	700,000	770,000
Univision Communications, Inc., 8.5%, 2021 (n)	745,000	804,600
Univision Communications, Inc., 6.75%, 2022 (n)	250,000	270,000

		$26,757,294

Brokerage & Asset Managers – 0.5%
E*TRADE Financial Corp., 6.75%, 2016	$100,000	$107,750
E*TRADE Financial Corp., 6.375%, 2019	2,110,000	2,231,325

		$2,339,075

Building – 2.8%
Boise Cascade LLC/Finance Corp., 6.375%, 2020 (n)	$890,000	$944,513
Building Materials Holding Corp., 6.875%, 2018 (n)	1,415,000	1,517,588
Building Materials Holding Corp., 7%, 2020 (n)	345,000	374,325
Building Materials Holding Corp., 7.5%, 2020 (n)	250,000	273,125
Building Materials Holding Corp., 6.75%, 2021 (n)	555,000	606,338
CEMEX Espana S.A., 9.25%, 2020 (n)	750,000	828,750
CEMEX S.A.B. de C.V., 9%, 2018 (n)	500,000	553,750
CEMEX S.A.B. de C.V., 5.875%, 2019 (z)	265,000	267,650
CEMEX S.A.B. de C.V., 9.25%, 2020	575,000	635,375
HD Supply, Inc., 8.125%, 2019	575,000	649,750
HD Supply, Inc., 11%, 2020	250,000	303,125
HD Supply, Inc., 11.5%, 2020	260,000	308,100
HD Supply, Inc., 10.5%, 2021	105,000	109,200
Masonite International Corp., 8.25%, 2021 (n)	1,180,000	1,309,800
Nortek, Inc., 8.5%, 2021	1,630,000	1,809,300
Roofing Supply Group LLC/Roofing Supply Finance, Inc., 10%, 2020 (n)	375,000	423,750
USG Corp., 6.3%, 2016	1,831,000	1,940,860
USG Corp., 7.875%, 2020 (n)	340,000	386,750

		$13,242,049

Business Services – 2.1%
Equinix, Inc., 4.875%, 2020	$795,000	$800,963

Issuer	Shares/Par		Value ($)

BONDS – continued
Business Services – continued
Fidelity National Information Services, Inc., 7.625%, 2017		$550,000	$588,500
Fidelity National Information Services, Inc., 5%, 2022		1,770,000	1,878,413
iGATE Corp., 9%, 2016		1,771,000	1,928,176
Iron Mountain, Inc., 8.375%, 2021		1,845,000	2,027,194
Legend Acquisition Sub, Inc., 10.75%, 2020 (n)		375,000	322,500
Lender Processing Services, Inc., 5.75%, 2023		870,000	906,975
Neustar, Inc., 4.5%, 2023 (n)		735,000	701,925
SunGard Data Systems, Inc., 7.375%, 2018		650,000	695,500
SunGard Data Systems, Inc., 7.625%, 2020		250,000	270,938

			$10,121,084

Cable TV – 4.0%
Bresnan Broadband Holdings LLC, 8%, 2018 (n)		$185,000	$201,650
Cablevision Systems Corp., 7.75%, 2018		250,000	280,313
CCO Holdings LLC, 8.125%, 2020		2,180,000	2,436,150
CCO Holdings LLC, 7.375%, 2020		520,000	576,550
CCO Holdings LLC, 6.5%, 2021		1,395,000	1,475,213
CCO Holdings LLC, 5.25%, 2022		250,000	245,625
CCO Holdings LLC, 5.125%, 2023		495,000	480,150
Cequel Communications Holdings, 6.375%, 2020 (n)		930,000	964,875
CSC Holdings, Inc., 7.875%, 2018		750,000	873,750
CSC Holdings, Inc., 7.625%, 2018		210,000	243,600
DISH DBS Corp., 7.75%, 2015		75,000	83,250
DISH DBS Corp., 7.875%, 2019		100,000	118,500
DISH DBS Corp., 6.75%, 2021		635,000	704,850
DISH DBS Corp., 5.875%, 2022		500,000	524,375
DISH DBS Corp., 5%, 2023 (n)		410,000	403,338
EchoStar Corp., 7.125%, 2016		1,355,000	1,505,744
Lynx I Corp., 5.375%, 2021 (n)		650,000	676,000
Lynx II Corp., 6.375%, 2023 (z)		435,000	455,663
Telenet Finance Luxembourg, 6.375%, 2020 (n)	EUR	520,000	693,372
UPC Holding B.V., 8%, 2016	EUR	250,000	329,141
UPC Holding B.V., 9.75%, 2018	EUR	100,000	134,892
UPC Holding B.V., 9.875%, 2018 (n)		$775,000	865,094
UPC Holding B.V., 8.375%, 2020	EUR	500,000	701,639
UPC Holding B.V., 6.375%, 2022 (n)	EUR	250,000	317,462
UPCB Finance III Ltd., 6.625%, 2020 (n)		$609,000	654,675
UPCB Finance Ltd., 7.625%, 2020	EUR	250,000	347,743
UPCB Finance VI Ltd., 6.875%, 2022 (z)		$350,000	380,625
Virgin Media Finance PLC, 8.375%, 2019		184,000	205,620
Virgin Media Finance PLC, 5.25%, 2022		1,730,000	1,758,113

2

Portfolio of Investment (unaudited) – continued

Issuer	Shares/Par		Value ($)

BONDS – continued
Cable TV – continued
Ziggo Bond Co. B.V., 8%, 2018 (n)	EUR	495,000	$683,771

			$19,321,743

Chemicals – 2.2%
Celanese U.S. Holdings LLC, 6.625%, 2018		$755,000	$816,344
Celanese U.S. Holdings LLC, 5.875%, 2021		250,000	272,500
Flash Dutch 2 B.V./U.S. Coatings Acquisition, 7.375%, 2021 (n)		510,000	536,775
Hexion U.S. Finance Corp., 6.625%, 2020 (z)		540,000	541,350
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 8.875%, 2018		1,230,000	1,273,050
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 9%, 2020		940,000	893,000
Huntsman International LLC, 8.625%, 2020		400,000	447,000
Huntsman International LLC, 8.625%, 2021		875,000	984,375
INEOS Finance PLC, 9%, 2015 (n)		500,000	526,250
INEOS Finance PLC, 8.375%, 2019 (n)		470,000	519,938
INEOS Finance PLC, 7.5%, 2020 (n)		100,000	108,875
INEOS Group Holdings PLC, 7.875%, 2016	EUR	750,000	968,712
INEOS Group Holdings PLC, 8.5%, 2016 (n)		$625,000	634,375
LyondellBasell Industries N.V., 5%, 2019		620,000	700,600
LyondellBasell Industries N.V., 6%, 2021		625,000	740,625
LyondellBasell Industries N.V., 5.75%, 2024		200,000	234,500
Polypore International, Inc., 7.5%, 2017		570,000	611,325

			$10,809,594

Computer Software – 1.0%
Infor U.S., Inc., 11.5%, 2018		$715,000	$840,125
Nuance Communications, Inc., 5.375%, 2020 (n)		1,140,000	1,154,250
Syniverse Holdings, Inc., 9.125%, 2019		1,595,000	1,750,513
TransUnion Holding Co., Inc., 8.125%, 2018 (z)		100,000	106,750
TransUnion Holding Co., Inc., 9.625%, 2018		290,000	315,375
TransUnion LLC/TransUnion Financing Corp., 11.375%, 2018		640,000	736,000

			$4,903,013

Computer Software – Systems – 0.8%
Audatex North America, Inc., 6.75%, 2018 (n)		$1,075,000	$1,152,938
CDW LLC/CDW Finance Corp., 12.535%, 2017		412,000	442,385

Issuer	Shares/Par		Value ($)

BONDS – continued
Computer Software – Systems – continued
CDW LLC/CDW Finance Corp., 8.5%, 2019		$2,215,000	$2,472,494

			$4,067,817

Conglomerates – 1.3%
Amsted Industries, Inc., 8.125%, 2018 (n)		$1,455,000	$1,564,125
BC Mountain LLC, 7%, 2021 (n)		750,000	795,000
Dynacast International LLC, 9.25%, 2019		1,030,000	1,122,700
Griffon Corp., 7.125%, 2018		1,895,000	2,046,600
Silver II Borrower, 7.75%, 2020 (n)		515,000	548,475

			$6,076,900

Consumer Products – 0.9%
Easton-Bell Sports, Inc., 9.75%, 2016		$230,000	$247,827
Elizabeth Arden, Inc., 7.375%, 2021		1,400,000	1,555,750
Jarden Corp., 7.5%, 2017		500,000	565,625
Jarden Corp., 7.5%, 2020		545,000	593,369
Libbey Glass, Inc., 6.875%, 2020		203,000	218,986
Prestige Brands, Inc., 8.125%, 2020		215,000	242,681
Spectrum Brands Escrow Corp., 6.375%, 2020 (n)		705,000	756,994
Spectrum Brands Escrow Corp., 6.625%, 2022 (n)		50,000	54,250

			$4,235,482

Consumer Services – 0.6%
QVC, Inc., 7.375%, 2020 (n)		$440,000	$487,171
Service Corp. International, 7%, 2017		2,325,000	2,641,781

			$3,128,952

Containers – 2.9%
ARD Finance S.A., 11.125%, 2018 (n)		$236,160	$257,414
Ardagh Packaging Finance PLC , 7%, 2020 (n)		1,010,000	1,037,775
Ardagh Packaging Finance PLC, 7.375%, 2017 (n)		535,000	585,156
Ardagh Packaging Finance PLC, 7.375%, 2017 (n)		200,000	219,000
Ardagh Packaging Finance PLC, 7.375%, 2017	EUR	200,000	276,912
Ardagh Packaging Finance PLC, 9.125%, 2020 (n)		$690,000	760,725
Ardagh Packaging Finance PLC, 9.25%, 2020	EUR	100,000	138,456
Ball Corp., 5%, 2022		$872,000	906,880
Berry Plastics Group, Inc., 9.5%, 2018		735,000	820,444
Berry Plastics Group, Inc., 9.75%, 2021		495,000	578,531
Crown Americas LLC, 4.5%, 2023 (n)		815,000	790,550
Crown Euro Holdings S.A., 7.125%, 2018	EUR	50,000	69,388
Greif, Inc., 6.75%, 2017		$770,000	858,550
Greif, Inc., 7.75%, 2019		1,090,000	1,269,850
Reynolds Group, 8.5%, 2018		250,000	262,813
Reynolds Group, 7.125%, 2019		920,000	987,850

3

Portfolio of Investment (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Containers – continued
Reynolds Group, 9%, 2019	$500,000	$528,750
Reynolds Group, 7.875%, 2019	250,000	275,625
Reynolds Group, 9.875%, 2019	990,000	1,085,288
Reynolds Group, 5.75%, 2020	760,000	774,250
Reynolds Group, 6.875%, 2021	100,000	106,500
Reynolds Group, 8.25%, 2021	1,420,000	1,462,600

		$14,053,307

Defense Electronics – 0.4%
Ducommun, Inc., 9.75%, 2018	$664,000	$730,400
MOOG, Inc., 7.25%, 2018	1,020,000	1,065,900

		$1,796,300

Electrical Equipment – 0.3%
Avaya, Inc., 9.75%, 2015	$445,000	$443,888
Avaya, Inc., 7%, 2019 (n)	1,175,000	1,148,563

		$1,592,451

Electronics – 1.2%
Freescale Semiconductor, Inc., 9.25%, 2018 (n)	$1,855,000	$2,035,863
Nokia Corp., 5.375%, 2019	235,000	223,838
Nokia Corp., 6.625%, 2039	655,000	597,688
NXP B.V., 9.75%, 2018 (n)	100,000	114,000
NXP B.V., 5.75%, 2021 (n)	350,000	363,125
NXP B.V., 5.75%, 2023 (z)	715,000	729,300
Sensata Technologies B.V., 6.5%, 2019 (n)	1,465,000	1,578,538

		$5,642,352

Energy – Independent – 8.4%
Berry Petroleum Corp., 6.75%, 2020	$295,000	$318,600
BreitBurn Energy Partners LP, 8.625%, 2020	1,325,000	1,464,125
Breitburn Energy Partners LP, 7.875%, 2022	660,000	706,200
Carrizo Oil & Gas, Inc., 8.625%, 2018	280,000	306,600
Chaparral Energy, Inc., 7.625%, 2022	855,000	934,088
Chesapeake Energy Corp., 6.875%, 2020	1,555,000	1,694,950
Concho Resources, Inc., 8.625%, 2017	440,000	471,900
Concho Resources, Inc., 7%, 2021	200,000	220,000
Concho Resources, Inc., 6.5%, 2022	2,210,000	2,408,900
Continental Resources, Inc., 8.25%, 2019	1,215,000	1,351,688
Continental Resources, Inc., 7.375%, 2020	530,000	597,575
Continental Resources, Inc., 7.125%, 2021	75,000	84,938
Denbury Resources, Inc., 8.25%, 2020	1,844,000	2,065,280
Denbury Resources, Inc., 4.625%, 2023	510,000	492,150
Energy XXI Gulf Coast, Inc., 9.25%, 2017	2,300,000	2,599,000
EP Energy LLC, 6.875%, 2019	100,000	109,500
EP Energy LLC, 9.375%, 2020	2,615,000	3,020,325
EP Energy LLC, 7.75%, 2022	410,000	453,050
EPL Oil & Gas, Inc., 8.25%, 2018 (n)	975,000	1,033,500
EXCO Resources, Inc., 7.5%, 2018	510,000	482,588
Halcon Resources Corp., 8.875%, 2021 (z)	400,000	431,000

Issuer	Shares/Par	Value ($)

BONDS – continued
Energy – Independent – continued
Harvest Operations Corp., 6.875%, 2017	$885,000	$988,988
Hilcorp Energy I/Hilcorp Finance Co., 8%, 2020 (n)	255,000	279,863
Laredo Petroleum, Inc., 9.5%, 2019	445,000	502,850
Laredo Petroleum, Inc., 7.375%, 2022	250,000	273,750
LINN Energy LLC, 6.5%, 2019	310,000	324,338
LINN Energy LLC, 8.625%, 2020	1,895,000	2,089,238
LINN Energy LLC, 7.75%, 2021	428,000	459,030
MEG Energy Corp., 6.5%, 2021 (n)	1,030,000	1,096,950
Plains Exploration & Production Co., 6.125%, 2019	1,430,000	1,565,850
Plains Exploration & Production Co., 8.625%, 2019	645,000	732,075
Plains Exploration & Production Co., 6.5%, 2020	390,000	430,950
Plains Exploration & Production Co., 6.625%, 2021	500,000	550,000
QEP Resources, Inc., 6.875%, 2021	1,940,000	2,206,750
Range Resources Corp., 7.25%, 2018	25,000	26,000
Range Resources Corp., 8%, 2019	650,000	711,750
Range Resources Corp., 6.75%, 2020	150,000	165,000
Range Resources Corp., 5.75%, 2021	250,000	268,125
Range Resources Corp., 5%, 2022	210,000	214,200
Samson Investment Co., 9.75%, 2020 (n)	1,315,000	1,397,188
SandRidge Energy, Inc., 7.5%, 2021	1,250,000	1,300,000
SandRidge Energy, Inc., 8.125%, 2022	1,045,000	1,115,538
SM Energy Co., 6.5%, 2021	1,395,000	1,524,038
Whiting Petroleum Corp., 6.5%, 2018	915,000	983,625

		$40,452,053

Engineering – Construction – 0.2%
BakerCorp International, Inc., 8.25%, 2019	$990,000	$1,019,700

Entertainment – 1.4%
AMC Entertainment, Inc., 8.75%, 2019	$1,310,000	$1,437,725
Cedar Fair LP, 9.125%, 2018	1,420,000	1,590,400
Cedar Fair LP, 5.25%, 2021 (z)	595,000	591,281
Cinemark USA, Inc., 8.625%, 2019	1,300,000	1,434,875
Cinemark USA, Inc., 5.125%, 2022 (n)	125,000	125,625
NAI Entertainment Holdings LLC, 8.25%, 2017 (n)	297,000	322,245
Six Flags Entertainment Corp., 5.25%, 2021 (n)	1,010,000	1,011,263

		$6,513,414

Financial Institutions – 4.6%
Aviation Capital Group, 4.625%, 2018 (n)	$800,000	$825,343
CIT Group, Inc., 5.25%, 2014 (n)	1,005,000	1,043,944
CIT Group, Inc., 5%, 2017	250,000	268,125
CIT Group, Inc., 4.25%, 2017	500,000	522,500
CIT Group, Inc., 5.25%, 2018	975,000	1,053,000
CIT Group, Inc., 6.625%, 2018 (n)	1,006,000	1,146,840
CIT Group, Inc., 5.5%, 2019 (n)	777,000	852,758
CIT Group, Inc., 5%, 2022	500,000	533,894
Credit Acceptance Corp., 9.125%, 2017	1,085,000	1,179,938

4

Portfolio of Investment (unaudited) – continued

Issuer	Shares/Par		Value ($)

BONDS – continued
Financial Institutions – continued
Icahn Enterprises LP, 7.75%, 2016		$300,000	$312,375
Icahn Enterprises LP, 8%, 2018		1,759,000	1,882,130
International Lease Finance Corp., 6.625%, 2013		100,000	103,000
International Lease Finance Corp., 4.875%, 2015		290,000	304,138
International Lease Finance Corp., 8.625%, 2015		1,045,000	1,188,688
International Lease Finance Corp., 7.125%, 2018 (n)		1,191,000	1,399,425
International Lease Finance Corp., 6.25%, 2019		200,000	219,000
Nationstar Mortgage LLC/Capital Corp., 10.875%, 2015		800,000	849,000
Nationstar Mortgage LLC/Capital Corp., 9.625%, 2019 (n)		245,000	280,525
Nationstar Mortgage LLC/Capital Corp., 7.875%, 2020 (n)		1,700,000	1,878,500
PHH Corp., 9.25%, 2016		675,000	788,063
PHH Corp., 7.375%, 2019		965,000	1,090,450
SLM Corp., 8.45%, 2018		645,000	764,325
SLM Corp., 8%, 2020		2,060,000	2,389,600
SLM Corp., 7.25%, 2022		970,000	1,083,975

			$21,959,536

Food & Beverages – 1.3%
ARAMARK Corp., 5.75%, 2020 (n)		$405,000	$414,113
B&G Foods, Inc., 7.625%, 2018		1,406,000	1,500,905
Constellation Brands, Inc., 7.25%, 2016		230,000	261,050
Constellation Brands, Inc., 7.25%, 2017		150,000	172,594
Constellation Brands, Inc., 6%, 2022		150,000	163,875
Hawk Acquisition Sub Inc., 4.25%, 2020 (z)		1,035,000	1,036,294
Pinnacle Foods Finance LLC, 8.25%, 2017		695,000	746,691
TreeHouse Foods, Inc., 7.75%, 2018		1,840,000	1,994,100

			$6,289,622

Forest & Paper Products – 1.1%
Boise, Inc., 8%, 2020		$585,000	$650,813
Graphic Packaging Holding Co., 7.875%, 2018		775,000	854,438
Sappi Papier Holding GmbH, 7.75%, 2017 (n)		430,000	475,150
Sappi Papier Holding GmbH, 6.625%, 2021 (n)		200,000	206,500
Smurfit Kappa Group PLC, 7.75%, 2019 (n)	EUR	1,565,000	2,191,916
Tembec Industries, Inc., 11.25%, 2018		$845,000	933,725

			$5,312,542

Gaming & Lodging – 3.8%
Boyd Gaming Corp., 9%, 2020 (n)		$515,000	$535,600

Issuer	Shares/Par	Value ($)

BONDS – continued
Gaming & Lodging – continued
Caesars Entertainment Operating Co., Inc., 8.5%, 2020	$1,700,000	$1,678,750
Choice Hotels International, Inc., 5.75%, 2022	105,000	116,550
CityCenter Holdings LLC, 10.75%, 2017 (p)	510,000	563,550
FelCor Lodging LP, 5.625%, 2023 (n)	200,000	203,750
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (a)(d)(n)	1,450,000	906
GWR Operating Partnership LLP, 10.875%, 2017	340,000	384,200
Host Hotels & Resorts, Inc., REIT, 6%, 2020	500,000	553,750
Host Hotels & Resorts, Inc., REIT, 5.25%, 2022	350,000	388,500
Isle of Capri Casinos, Inc., 8.875%, 2020	1,550,000	1,685,625
MGM Mirage, 6.625%, 2015	260,000	282,100
MGM Resorts International, 7.625%, 2017	1,250,000	1,387,500
MGM Resorts International, 11.375%, 2018	630,000	801,675
MGM Resorts International, 6.625%, 2021	255,000	267,431
NCL Corp., 5%, 2018 (n)	500,000	509,375
Penn National Gaming, Inc., 8.75%, 2019	1,540,000	1,740,200
Pinnacle Entertainment, Inc., 8.75%, 2020	795,000	873,506
Ryman Hospitality Properties, Inc., REIT, 5%, 2021 (z)	520,000	523,900
Seven Seas Cruises S. DE R.L., 9.125%, 2019	1,840,000	1,991,800
Viking Cruises Ltd., 8.5%, 2022 (n)	895,000	984,500
Wynn Las Vegas LLC, 7.875%, 2017	500,000	536,250
Wynn Las Vegas LLC, 7.75%, 2020	1,830,000	2,051,888

		$18,061,306

Industrial – 0.9%
CB Richard Ellis Group, Inc., 11.625%, 2017	$290,000	$312,113
Dematic S.A., 7.75%, 2020 (z)	905,000	941,200
Hyva Global B.V., 8.625%, 2016 (n)	717,000	717,000
Mueller Water Products, Inc., 8.75%, 2020	489,000	556,238
Rexel S.A., 6.125%, 2019 (n)	945,000	994,613
Rexel S.A., 5.25%, 2020 (z)	325,000	329,063
SPL Logistics Escrow LLC, 8.875%, 2020 (n)	315,000	334,688

		$4,184,915

Insurance – Property & Casualty – 0.7%
Liberty Mutual Group, Inc., 10.75% to 2038, FRN to 2088 (n)	$1,315,000	$2,031,675
XL Group PLC, 6.5% to 2017, FRN to 2049	1,275,000	1,246,313

		$3,277,988

5

Portfolio of Investment (unaudited) – continued

Issuer	Shares/Par		Value ($)

BONDS – continued
International Market Quasi-Sovereign – 0.1%
Electricite de France, FRN, 5.25%, 2049 (n)		$122,000	$121,200
Exportfinans A.S.A., 5.5%, 2016		435,000	451,865

			$573,065

Machinery & Tools – 2.4%
Case New Holland, Inc., 7.875%, 2017		$3,610,000	$4,223,700
CNH America LLC, 7.25%, 2016		390,000	435,825
CNH Capital LLC, 3.875%, 2015		130,000	133,250
CNH Capital LLC, 6.25%, 2016		175,000	193,375
H&E Equipment Services LLC, 7%, 2022 (n)		1,495,000	1,644,500
NESCO LLC/NESCO Holdings Corp., 11.75%, 2017 (n)		1,580,000	1,738,000
RSC Equipment Rental, Inc., 8.25%, 2021		1,165,000	1,319,363
United Rentals North America, Inc., 5.75%, 2018		570,000	617,738
United Rentals North America, Inc., 7.375%, 2020		250,000	277,500
United Rentals North America, Inc., 7.625%, 2022		574,000	641,445
United Rentals North America, Inc., 6.125%, 2023		100,000	107,000

			$11,331,696

Major Banks – 0.8%
Barclays Bank PLC, 7.625%, 2022		$900,000	$887,625
RBS Capital Trust A, FRN, 2.285%, 2049	EUR	50,000	43,588
Royal Bank of Scotland Group PLC, 6.99% to 2017, FRN to 2049 (n)		$320,000	305,600
Royal Bank of Scotland Group PLC, 7.648% to 2031, FRN to 2049		2,500,000	2,600,000

			$3,836,813

Medical & Health Technology & Services – 5.0%
Acadia Healthcare Co., Inc., 6.125%, 2021 (z)		$105,000	$108,413
AmSurg Corp., 5.625%, 2020 (n)		650,000	684,125
CDRT Holding Corp., 9.25%, 2017 (n)(p)		305,000	316,438
Davita, Inc., 6.375%, 2018		2,155,000	2,292,381
Davita, Inc., 6.625%, 2020		1,665,000	1,803,403
Davita, Inc., 5.75%, 2022		350,000	363,563
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)		720,000	824,400
Fresenius Medical Care Capital Trust III, 5.625%, 2019 (n)		480,000	526,800
Fresenius Medical Care Capital Trust III, 5.875%, 2022 (n)		855,000	954,394
HCA, Inc., 8.5%, 2019		1,545,000	1,705,294
HCA, Inc., 6.5%, 2020		900,000	1,015,313
HCA, Inc., 7.25%, 2020		400,000	442,500
HCA, Inc., 7.5%, 2022		1,910,000	2,196,500
HCA, Inc., 5.875%, 2022		475,000	511,813

Issuer	Shares/Par	Value ($)

BONDS – continued
Medical & Health Technology & Services – continued
HCA, Inc., 4.75%, 2023	$200,000	$199,000
HCA, Inc., 5.875%, 2023	250,000	260,000
HealthSouth Corp., 8.125%, 2020	2,130,000	2,348,325
IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 2019	1,430,000	1,503,288
Kinetics Concepts, Inc., 12.5%, 2019	315,000	310,275
Tenet Healthcare Corp., 9.25%, 2015	425,000	479,188
Tenet Healthcare Corp., 8%, 2020	865,000	954,744
Tenet Healthcare Corp., 4.5%, 2021 (n)	710,000	695,800
Universal Health Services, Inc., 7%, 2018	1,015,000	1,103,813
Universal Health Services, Inc., 7.625%, 2020	1,550,000	1,668,188
Vanguard Health Systems, Inc., 8%, 2018	700,000	744,625

		$24,012,583

Medical Equipment – 0.7%
Biomet, Inc., 6.5%, 2020 (n)	$1,065,000	$1,130,231
Hologic, Inc., 6.25%, 2020	1,160,000	1,233,950
Physio-Control International, Inc., 9.875%, 2019 (n)	425,000	479,188
Teleflex, Inc., 6.875%, 2019	340,000	368,050

		$3,211,419

Metals & Mining – 2.3%
ArcelorMittal, 7.25%, 2041	$495,000	$492,525
Arch Coal, Inc., 7%, 2019	250,000	225,625
Arch Coal, Inc., 7.25%, 2020	1,085,000	976,500
Arch Coal, Inc., 7.25%, 2021	250,000	224,375
Cloud Peak Energy, Inc., 8.25%, 2017	1,185,000	1,267,950
Cloud Peak Energy, Inc., 8.5%, 2019	1,105,000	1,198,925
Consol Energy, Inc., 8%, 2017	1,305,000	1,409,400
Consol Energy, Inc., 8.25%, 2020	395,000	437,463
Consol Energy, Inc., 6.375%, 2021	150,000	154,875
First Quantum Minerals Ltd., 7.25%, 2019 (n)	1,537,000	1,537,000
FMG Resources, 6%, 2017 (n)	175,000	179,813
FMG Resources, 6.875%, 2022 (n)	500,000	523,750
Fortescue Metals Group Ltd., 8.25%, 2019 (n)	975,000	1,051,781
Peabody Energy Corp., 6%, 2018	805,000	855,313
Peabody Energy Corp., 6.5%, 2020	100,000	106,500
Peabody Energy Corp., 6.25%, 2021	305,000	317,200

		$10,958,995

Municipals – 0.2%
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 2023	$925,000	$922,706

Natural Gas – Distribution – 0.5%
AmeriGas Finance LLC, 6.75%, 2020	$1,510,000	$1,642,125
Ferrellgas LP/Ferrellgas Finance Corp., 6.5%, 2021	890,000	918,925

		$2,561,050

Natural Gas – Pipeline – 2.7%
Access Midstream Partners Co., 4.875%, 2023	$495,000	$488,813

6

Portfolio of Investment (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Natural Gas – Pipeline – continued
Atlas Pipeline Partners LP, 5.875%, 2023 (n)	$765,000	$761,175
Crosstex Energy, Inc., 8.875%, 2018	2,540,000	2,749,550
El Paso Corp., 7%, 2017	660,000	754,860
El Paso Corp., 8.05%, 2030	1,010,000	1,129,254
El Paso Corp., 7.8%, 2031	200,000	222,317
El Paso Corp., 7.75%, 2032	1,040,000	1,163,923
Energy Transfer Equity LP, 7.5%, 2020	1,655,000	1,907,388
Enterprise Products Partners LP, 8.375% to 2016, FRN to 2066	965,000	1,109,750
Enterprise Products Partners LP, 7.034% to 2018, FRN to 2068	287,000	332,920
Inergy Midstream LP, 6%, 2020 (n)	1,160,000	1,206,400
MarkWest Energy Partners LP, 6.75%, 2020	100,000	109,250
MarkWest Energy Partners LP, 5.5%, 2023	575,000	602,313
Sabine Pass Liquefaction, 5.625%, 2021 (n)	640,000	664,000

		$13,201,913

Network & Telecom – 1.5%
Centurylink, Inc., 7.65%, 2042	$1,605,000	$1,550,831
Cincinnati Bell, Inc., 8.25%, 2017	230,000	243,800
Citizens Communications Co., 9%, 2031	485,000	500,763
Frontier Communications Corp., 7.875%, 2015	125,000	142,656
Frontier Communications Corp., 8.25%, 2017	200,000	234,000
Frontier Communications Corp., 8.125%, 2018	585,000	666,900
Frontier Communications Corp., 7.125%, 2019	550,000	594,000
Frontier Communications Corp., 8.5%, 2020	250,000	283,125
TW Telecom Holdings, Inc., 8%, 2018	100,000	109,000
TW Telecom Holdings, Inc., 5.375%, 2022	760,000	792,300
Windstream Corp., 7.875%, 2017	200,000	228,500
Windstream Corp., 8.125%, 2018	150,000	164,250
Windstream Corp., 7.75%, 2020	490,000	531,650
Windstream Corp., 7.75%, 2021	1,005,000	1,095,450

		$7,137,225

Oil Services – 1.4%
Bristow Group, Inc., 6.25%, 2022	$1,050,000	$1,134,000
Chesapeake Energy Corp., 6.625%, 2019 (n)	230,000	236,900
Dresser-Rand Group, Inc., 6.5%, 2021	500,000	533,750
Edgen Murray Corp., 8.75%, 2020 (n)	1,530,000	1,587,375
Shale-Inland Holdings LLC/Finance Co., 8.75%, 2019 (n)	1,160,000	1,218,000
Unit Corp., 6.625%, 2021	1,745,000	1,827,888

		$6,537,913

Other Banks & Diversified Financials – 2.2%
Ally Financial, Inc., 8.3%, 2015	$500,000	$555,000

Issuer	Shares/Par		Value ($)

BONDS – continued
Other Banks & Diversified Financials – continued
Ally Financial, Inc., 0%, 2015		$500,000	$467,500
Ally Financial, Inc., 5.5%, 2017		1,770,000	1,914,685
Ally Financial, Inc., 6.25%, 2017		250,000	279,576
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)		1,045,000	1,288,280
LBG Capital No. 1 PLC, 7.875%, 2020 (n)		2,235,000	2,433,915
Santander UK PLC, 8.963% to 2030, FRN to 2049		2,749,000	3,202,585
UBS AG, 7.625%, 2022		300,000	335,238

			$10,476,779

Pharmaceuticals – 0.7%
Capsugel FinanceCo. SCA, 9.875%, 2019 (n)	EUR	375,000	$540,844
Mylan Laboratories, Inc., 7.625%, 2017 (n)		$200,000	222,330
Mylan Laboratories, Inc., 7.875%, 2020 (n)		500,000	583,458
Valeant Pharmaceuticals International, Inc., 6.5%, 2016 (n)		250,000	260,938
Valeant Pharmaceuticals International, Inc., 6.75%, 2017 (n)		100,000	107,375
Valeant Pharmaceuticals International, Inc., 7%, 2020 (n)		1,115,000	1,201,413
Valeant Pharmaceuticals International, Inc., 7.25%, 2022 (n)		615,000	668,813

			$3,585,171

Pollution Control – 0.2%
Heckmann Corp., 9.875%, 2018		$970,000	$1,036,688
Heckmann Corp., 9.875%, 2018 (n)		150,000	159,188

			$1,195,876

Precious Metals & Minerals – 0.5%
Eldorado Gold Corp., 6.125%, 2020 (n)		$805,000	$835,188
IAMGOLD Corp., 6.75%, 2020 (n)		1,622,000	1,561,175

			$2,396,363

Printing & Publishing – 0.5%
American Media, Inc., 13.5%, 2018 (z)		$100,346	$81,782
Lamar Media Corp., 5%, 2023		495,000	495,000
Nielsen Finance LLC, 7.75%, 2018		1,005,000	1,115,550
Nielsen Finance LLC, 4.5%, 2020 (n)		560,000	559,300

			$2,251,632

Railroad & Shipping – 0.2%
Kansas City Southern de Mexico S.A. de C.V., 6.125%, 2021		$310,000	$350,300
Watco Cos. LLC, 6.375%, 2023 (z)		620,000	637,825

			$988,125

Real Estate – 1.2%
CNL Lifestyle Properties, Inc., REIT, 7.25%, 2019		$325,000	$325,000
DuPont Fabros Technology, Inc., REIT, 8.5%, 2017		915,000	983,625

7

Portfolio of Investment (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Real Estate – continued
ERP Properties, REIT, 7.75%, 2020	$755,000	$902,815
ERP Properties, REIT, 5.75%, 2022	1,115,000	1,217,495
Kennedy Wilson, Inc., 8.75%, 2019	280,000	302,400
MPT Operating Partnership LP, REIT, 6.875%, 2021	1,560,000	1,692,600
MPT Operating Partnership LP, REIT, 6.375%, 2022	430,000	462,250

		$5,886,185

Retailers – 2.5%
Academy Ltd., 9.25%, 2019 (n)	$330,000	$372,075
Burlington Coat Factory Warehouse Corp., 10%, 2019	1,405,000	1,559,550
J. Crew Group, Inc., 8.125%, 2019	1,305,000	1,402,875
Jo-Ann Stores Holdings, Inc., 9.75%, 2019 (p)(z)	265,000	278,250
Limited Brands, Inc., 6.9%, 2017	1,250,000	1,435,938
Limited Brands, Inc., 7%, 2020	280,000	324,800
Limited Brands, Inc., 6.625%, 2021	175,000	197,750
Limited Brands, Inc., 6.95%, 2033	320,000	331,200
Pantry, Inc., 8.375%, 2020 (n)	265,000	284,213
Rite Aid Corp., 9.5%, 2017	500,000	524,375
Rite Aid Corp., 9.25%, 2020	1,015,000	1,145,681
Sally Beauty Holdings, Inc., 6.875%, 2019	415,000	459,613
Sally Beauty Holdings, Inc., 5.75%, 2022	150,000	156,563
Toys “R” Us Property Co. II LLC, 8.5%, 2017	249,000	263,006
Toys “R” Us, Inc., 10.75%, 2017	2,550,000	2,744,438
YCC Holdings LLC/Yankee Finance, Inc., 10.25%, 2016 (p)	320,000	330,000

		$11,810,327

Specialty Chemicals – 0.2%
Eagle Spinco, Inc., 4.625%, 2021 (n)	$255,000	$259,463
Koppers, Inc., 7.875%, 2019	755,000	830,500

		$1,089,963

Specialty Stores – 0.2%
Michaels Stores, Inc., 11.375%, 2016	$212,000	$221,807
Michaels Stores, Inc., 7.75%, 2018	855,000	934,088

		$1,155,895

Telecommunications – Wireless – 4.4%
Clearwire Corp., 12%, 2015 (n)	$1,340,000	$1,445,525
Cricket Communications, Inc., 7.75%, 2016	95,000	99,156
Cricket Communications, Inc., 7.75%, 2020	1,545,000	1,541,138
Crown Castle International Corp., 7.125%, 2019	1,650,000	1,802,625
Crown Castle International Corp., 5.25%, 2023	670,000	681,725
Digicel Group Ltd., 8.25%, 2017 (n)	1,895,000	2,003,963
Digicel Group Ltd., 10.5%, 2018 (n)	280,000	311,500
Digicel Group Ltd., 8.25%, 2020 (n)	250,000	265,000
Eileme 2 AB, 11.625%, 2020 (n)	1,004,000	1,169,660

Issuer	Shares/Par	Value ($)

BONDS – continued
Telecommunications – Wireless – continued
MetroPCS Wireless, Inc., 7.875%, 2018	$1,000,000	$1,092,500
MetroPCS Wireless, Inc., 6.625%, 2020	250,000	261,250
MetroPCS Wireless, Inc., 6.25%, 2021 (z)	695,000	707,163
Sprint Capital Corp., 6.9%, 2019	1,500,000	1,646,250
Sprint Capital Corp., 6.875%, 2028	665,000	679,963
Sprint Nextel Corp., 6%, 2016	745,000	808,325
Sprint Nextel Corp., 8.375%, 2017	1,175,000	1,367,406
Sprint Nextel Corp., 9%, 2018 (n)	310,000	383,238
Sprint Nextel Corp., 6%, 2022	1,215,000	1,248,413
Sprint Nextel Corp., 8.75%, 2032	500,000	596,250
Wind Acquisition Finance S.A., 11.75%, 2017 (n)	1,280,000	1,356,800
Wind Acquisition Finance S.A., 7.25%, 2018 (n)	1,765,000	1,837,806

		$21,305,656

Telephone Services – 0.5%
Cogent Communications Group, Inc., 8.375%, 2018 (n)	$320,000	$354,400
Level 3 Financing, Inc., 9.375%, 2019	1,385,000	1,552,862
Level 3 Financing, Inc., 7%, 2020 (n)	160,000	167,600
Level 3 Financing, Inc., 8.625%, 2020	295,000	328,925

		$2,403,787

Transportation – Services – 3.4%
ACL I Corp., 10.625%, 2016 (p)	$833,022	$862,302
Aguila American Resources Ltd., 7.875%, 2018 (n)	1,065,000	1,142,213
Avis Budget Car Rental LLC, 8.25%, 2019	1,430,000	1,585,513
Avis Budget Car Rental LLC, 9.75%, 2020	260,000	306,803
CEVA Group PLC, 8.375%, 2017 (n)	1,835,000	1,890,050
Commercial Barge Line Co., 12.5%, 2017	2,370,000	2,580,338
Hertz Corp., 6.75%, 2019	500,000	545,625
Hertz Corp., 5.875%, 2020	115,000	121,325
Hertz Corp., 7.375%, 2021	250,000	278,125
Navios Maritime Acquisition Corp., 8.625%, 2017	1,540,000	1,531,338
Navios Maritime Holdings, Inc., 8.875%, 2017	1,655,000	1,690,169
Navios South American Logistics, Inc., 9.25%, 2019 (z)	396,000	425,700
Navios South American Logistics, Inc., 9.25%, 2019	547,000	588,025
Swift Services Holdings, Inc., 10%, 2018	2,455,000	2,810,975

		$16,358,501

Utilities – Electric Power – 4.3%
AES Corp., 7.75%, 2015	$175,000	$196,656
AES Corp., 9.75%, 2016	250,000	298,125
AES Corp., 8%, 2017	965,000	1,135,081
AES Corp., 8%, 2020	500,000	592,500
AES Corp., 7.375%, 2021	805,000	933,800
Calpine Corp., 8%, 2016 (n)	625,000	655,469
Calpine Corp., 7.875%, 2020 (n)	1,206,000	1,320,570
Calpine Corp., 7.5%, 2021 (n)	675,000	740,813
Calpine Corp., 7.875%, 2023 (n)	225,000	249,750

8

Portfolio of Investment (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Utilities – Electric Power – continued
CMS Energy Corp., 8.75%, 2019	$150,000	$202,448
Covanta Holding Corp., 7.25%, 2020	1,635,000	1,800,884
Covanta Holding Corp., 6.375%, 2022	190,000	206,798
EDP Finance B.V., 6%, 2018 (n)	1,440,000	1,515,600
Energy Future Holdings Corp., 10%, 2020 (n)	1,527,000	1,717,875
Energy Future Holdings Corp., 10%, 2020	3,965,000	4,495,319
Energy Future Holdings Corp., 11.75%, 2022 (n)	665,000	764,750
NRG Energy, Inc., 7.625%, 2018	250,000	284,375
NRG Energy, Inc., 8.5%, 2019	1,050,000	1,152,375
NRG Energy, Inc., 8.25%, 2020	685,000	773,194
NRG Energy, Inc., 7.875%, 2021	150,000	166,875
NRG Energy, Inc., 6.625%, 2023 (n)	350,000	371,000
Texas Competitive Electric Holdings Co. LLC, 11.5%, 2020 (n)	1,340,000	1,001,650

		$20,575,907

Total Bonds		$454,736,825

FLOATING RATE LOANS (g)(r) – 1.4%
Aerospace – 0.2%
TransDigm Inc., Term Loan C, 3.75%, 2020	$698,239	$706,821

Conglomerates – 0.2%
Silver II U.S. Holdings LLC, Term Loan, 2019 (o)	$693,910	$697,627

Consumer Services – 0.1%
Realogy Corp., Term Loan, 4.5%, 2020	$456,595	$462,446

Energy – Independent – 0.1%
MEG Energy Corp., Term Loan, 3.75%, 2020	$670,503	$677,487

Entertainment – 0.1%
Cedar Fair L.P., Term Loan B, 3.25%, 2020 (o)	$592,775	$599,630

Financial Institutions – 0.1%
Springleaf Financial Funding Co., Term Loan, 5.5%, 2017	$326,932	$328,771

Food & Beverages – 0.2%
Aramark Corp., Term Loan D, 4%, 2019 (o)	$701,234	$707,865
H.J. Heinz Co., Term Loan B2, 2020 (o)	387,181	390,472

		$1,098,337

Transportation – Services – 0.4%
Commercial Barge Line Co., Term Loan, 7.5%, 2019	$1,961,768	$1,956,864

Utilities – Electric Power – 0.0%
Dynegy Midwest Generation LLC, Term Loan, 9.25%, 2016	$72,001	$75,001

Issuer	Shares/Par	Value ($)

FLOATING RATE LOANS (g)(r) – continued
Utilities – Electric Power – continued
Dynegy Power LLC, Term Loan, 9.25%, 2016	$100,078	$104,081

		$179,082

Total Floating Rate Loans		$6,707,065

CONVERTIBLE PREFERRED STOCKS – 0.2%
Automotive – 0.2%
General Motors Co., 4.75%	24,070	$1,033,566

PREFERRED STOCKS – 0.2%
Other Banks & Diversified Financials – 0.2%
Ally Financial, Inc., 7% (z)	363	$358,984
GMAC Capital Trust I, 8.125%	19,950	542,640

Total Preferred Stocks		$901,624

CONVERTIBLE BONDS – 0.1%
Network & Telecom – 0.1%
Nortel Networks Corp., 2.125%, 2014 (a)(d)	$685,000	$675,581

COMMON STOCKS – 0.1%
Automotive – 0.0%
Accuride Corp. (a)	17,214	$92,783

Broadcasting – 0.1%
New Young Broadcasting Holding Co., Inc. (a)	62	$235,600

Pharmaceuticals – 0.0%
NVHL S.A., “A” (a)	1,640	$2,607
NVHL S.A., “B” (a)	1,640	2,607
NVHL S.A., “C” (a)	1,640	2,607
NVHL S.A., “D” (a)	1,640	2,607
NVHL S.A., “E” (a)	1,640	2,607
NVHL S.A., “F” (a)	1,640	2,607
NVHL S.A., “G” (a)	1,640	2,607
NVHL S.A., “H” (a)	1,640	2,607
NVHL S.A., “I” (a)	1,640	2,607
NVHL S.A., “J” (a)	1,640	2,607

		$26,070

Printing & Publishing – 0.0%
American Media Operations, Inc. (a)	25,715	$135,004

Total Common Stocks		$489,457

	Strike Price	First Exercise
WARRANTS – 0.0%
Broadcasting – 0.0%
New Young Broadcasting Holding Co., Inc. (1 share for 1 warrant) (a)	$0.01	7/14/10	35	$133,000

9

Portfolio of Investment (unaudited) – continued

Issuer	Shares/Par	Value ($)

MONEY MARKET FUNDS – 2.1%
MFS Institutional Money Market Portfolio, 0.14%, at Net Asset Value (v)	10,113,365	$10,113,365

Total Investments		$474,790,483

OTHER ASSETS, LESS LIABILITIES – 1.2%		5,623,104

Net Assets – 100.0%		$480,413,587

(a)	Non-income producing security.

(d)	In default. Interest and/or scheduled principal payment(s) have been missed.

(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $126,352,715, representing 26.3% of net assets.

(o)	All or a portion of this position has not settled. Upon settlement date, interest rates for unsettled amounts will be determined. The rate shown represents the weighted average coupon rate for settled amounts.

(p)	Payment-in-kind security.

(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Acadia Healthcare Co., Inc., 6.125%, 2021	3/07/13	$105,000	$108,413
Ally Financial, Inc., 7% (Preferred Stock)	4/13/11-4/14/11	340,313	358,984
American Media, Inc., 13.5%, 2018	12/22/10	101,613	81,782
Arbor Realty Mortgage Securities, CDO, FRN, 2.602%, 2038	12/20/05	568,229	170,469
CEMEX S.A.B. de C.V., 5.875%, 2019	3/14/13	265,000	267,650
CWCapital Cobalt Ltd., CDO, 6.23%, 2045	3/20/06	969,954	12,355
CWCapital Cobalt Ltd., CDO, “F”, FRN, 1.6%, 2050	4/12/06	528,352	1,320
Cedar Fair LP, 5.25%, 2021	2/28/13-3/01/13	594,268	591,281
Dematic S.A., 7.75%, 2020	12/13/12	905,000	941,200
G-Force LLC, CDO, “A2”, 4.83%, 2036	1/20/11	289,659	300,627
Halcon Resources Corp., 8.875%, 2021	3/01/13	429,806	431,000
Hawk Acquisition Sub Inc., 4.25%, 2020	3/22/13	1,035,000	1,036,294
Heckler & Koch GmbH, 9.5%, 2018	5/06/11-1/02/13	926,450	797,613
Hexion U.S. Finance Corp., 6.625%, 2020	3/22/13-3/25/13	543,201	541,350
Intelsat S.A., 8.125%, 2023	3/20/13	810,000	823,163
Jo-Ann Stores Holdings, Inc., 9.75%, 2019	3/27/13	279,244	278,250
LBI Media, Inc., 13.5% to 2015, 11.5% to , 2020	12/26/12	226,080	197,400
Local TV Finance LLC, 9.25%, 2015	12/10/07-2/06/13	1,182,445	1,180,977
Lynx II Corp., 6.375%, 2023	2/07/13	435,000	455,663
MetroPCS Wireless, Inc., 6.25%, 2021	3/08/13	695,000	707,163
NXP B.V., 5.75%, 2023	3/05/13-3/06/13	722,313	729,300
Navios South American Logistics, Inc., 9.25%, 2019	3/07/13	410,745	425,700
Rexel S.A., 5.25%, 2020	3/20/13	324,938	329,063

10

Portfolio of Investment (unaudited) – continued

Restricted Securities – continued	Acquisition Date	Cost	Value
Ryman Hospitality Properties, Inc., REIT, 5%, 2021	3/27/13	$522,100	$523,900
TransUnion Holding Co., Inc., 8.125%, 2018	10/23/12	99,530	106,750
UPCB Finance VI Ltd., 6.875%, 2022	1/31/12	350,000	380,625
Watco Cos. LLC, 6.375%, 2023	3/19/13	625,763	637,825
Total Restricted Securities			$12,416,117
% of Net assets			2.6%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

Derivative Contracts at 3/31/13

Forward Foreign Currency Exchange Contracts at 3/31/13

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	EUR	Barclays Bank PLC	4,413,000	4/15/13	$5,893,954	$5,657,910	$236,044
SELL	EUR	Deutsche Bank AG	1,366,454	4/15/13	1,787,545	1,751,932	35,613
SELL	EUR	JPMorgan Chase Bank N.A.	1,366,454	4/15/13	1,787,400	1,751,932	35,468

							$307,125

Swap Agreements at 3/31/13

Expiration	Notional Amount		Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Asset Derivatives
Credit Default Swap Agreements
12/20/17	USD	4,800,000	Goldman Sachs International (a)	5.00% (fixed rate)	(1)	$204,618

(1)	Fund, as protection seller, to pay notional amount upon a defined credit event by a reference obligation specified in the CDX. NA.HY. 19 Index, a B rated credit default index. The fund entered into the contract to manage market/sector exposure.

(a)	Net unamortized premiums paid (received) by the fund amounted to $203,382.

The credit ratings presented here are an indicator of the current payment/performance risk of the related swap agreement, the reference obligation for which may be either a single security or, in the case of a credit default index, a basket of securities issued by corporate or sovereign issuers. Ratings are assigned to each reference security, including each individual security within a reference basket of securities, utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). The ratings for a credit default index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.

Although contract-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 International Swaps and Derivatives Association (ISDA) Credit Derivatives Definitions as amended by the relevant contract. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap agreement’s notional amount.

At March 31, 2013, the fund had cash collateral of $749,391 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

11

Supplemental Information

3/31/13 (unaudited)

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as forward foreign currency exchange contracts and swap agreements.

12

Supplemental Information (unaudited) – continued

The following is a summary of the levels used as of March 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$1,668,989	$727,584	$161,074	$2,557,647
Non-U.S. Sovereign Debt	—	573,064	—	573,064
Municipal Bonds	—	922,706	—	922,706
U.S. Corporate Bonds	—	371,104,182	—	371,104,182
Commercial Mortgage-Backed Securities	—	756,255	—	756,255
Asset-Backed Securities (including CDOs)	—	494,089	—	494,089
Foreign Bonds	—	81,562,110	—	81,562,110
Floating Rate Loans	—	6,707,065	—	6,707,065
Mutual Funds	10,113,365	—	—	10,113,365
Total Investments	$11,782,354	$462,847,055	$161,074	$474,790,483

Other Financial Instruments
Swap Agreements	$—	$204,618	$—	$204,618
Forward Foreign Currency Exchange Contracts	—	307,125	—	307,125

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 12/31/12	$148,986
Change in unrealized appreciation (depreciation)	12,088
Balance as of 3/31/13	$161,074

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at March 31, 2013 is $12,088.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$459,956,231
Gross unrealized appreciation	21,898,231
Gross unrealized depreciation	(7,063,979)
Net unrealized appreciation (depreciation)	$14,834,252

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	13,317,185	26,635,530	(29,839,350)	10,113,365

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$3,771	$10,113,365

13

QUARTERLY REPORT

March 31, 2013

MFS® BOND PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

3/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

BONDS – 94.6%
Aerospace – 0.1%
BE Aerospace, Inc., 5.25%, 2022	$208,000	$214,500

Airlines – 0.1%
Continental Airlines, Inc., 7.25%, 2021	$328,717	$383,778

Apparel Manufacturers – 0.7%
PVH Corp., 7.375%, 2020	$1,702,000	$1,897,730
PVH Corp., 4.5%, 2022	190,000	187,150

		$2,084,880

Asset-Backed & Securitized – 1.7%
Anthracite Ltd., “A”, CDO, FRN, 0.564%, 2019 (z)	$249,619	$246,946
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.803%, 2040 (z)	302,034	160,867
Capital Trust Realty Ltd., CDO, 5.16%, 2035 (n)	501,830	503,386
Commercial Mortgage Acceptance Corp., FRN, 1.451%, 2030 (i)	685,074	22,079
Crest Ltd., “A2”, CDO, 4.669%, 2018 (z)	51,699	51,763
Falcon Franchise Loan LLC, FRN, 8.803%, 2025 (i)(z)	318,532	50,073
G-Force LLC, CDO, “A2”, 4.83%, 2036 (z)	460,876	464,909
GMAC LLC, FRN, 6.02%, 2033 (z)	226,377	229,159
GMAC LLC, FRN, 7.825%, 2034 (d)(n)(q)	825,000	536,067
Greenwich Capital Commercial Funding Corp., FRN, 5.865%, 2038	350,000	391,643
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.806%, 2049	1,195,039	1,372,313
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.436%, 2042 (n)	765,072	76,067
KKR Financial CLO Ltd., “C”, FRN, 1.74%, 2021 (n)	505,395	475,071
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 0.775%, 2030 (i)	576,410	12,101
Morgan Stanley Capital I, Inc., FRN, 0.578%, 2030 (i)(n)	2,073,910	41,348
Spirit Master Funding LLC, 5.05%, 2023 (z)	297,372	301,743

		$4,935,535

Automotive – 5.3%
American Honda Finance Corp., 2.125%, 2017 (n)	$1,672,000	$1,735,098
Delphi Corp., 6.125%, 2021	1,271,000	1,398,100
Delphi Corp., 5%, 2023	720,000	761,400
Ford Motor Credit Co. LLC, 4.207%, 2016	560,000	596,126
Ford Motor Credit Co. LLC, 3.984%, 2016	638,000	675,932
Harley Davidson Financial Services, 1.15%, 2015 (n)	607,000	609,109
Harley-Davidson Financial Services, 3.875%, 2016 (n)	1,061,000	1,139,367

Issuer	Shares/Par	Value ($)

BONDS – continued
Automotive – continued
Hyundai Capital America, 2.125%, 2017 (n)	$496,000	$500,040
Lear Corp., 8.125%, 2020	1,898,000	2,116,270
Lear Corp., 4.75%, 2023 (n)	75,000	73,125
Nissan Motor Acceptance Corp., 1.95%, 2017 (n)	908,000	921,374
TRW Automotive, Inc., 7.25%, 2017 (n)	1,613,000	1,865,031
TRW Automotive, Inc., 4.5%, 2021 (z)	940,000	954,100
Volkswagen International Finance N.V., 1.15%, 2015 (n)	1,895,000	1,902,788
Volkswagen International Finance N.V., 2.375%, 2017 (n)	500,000	518,336

		$15,766,196

Biotechnology – 0.7%
Life Technologies Corp., 6%, 2020	$1,727,000	$1,937,594

Broadcasting – 1.5%
CBS Corp., 8.875%, 2019	$760,000	$1,015,071
CBS Corp., 5.75%, 2020	440,000	518,068
Discovery Communications, Inc., 4.875%, 2043	584,000	597,474
News America, Inc., 8.5%, 2025	770,000	1,056,398
SES S.A., 3.6%, 2023 (n)	585,000	589,891
WPP Finance, 8%, 2014	366,000	401,800
WPP Finance, 3.625%, 2022	404,000	401,948

		$4,580,650

Brokerage & Asset Managers – 0.4%
Franklin Resources, Inc., 1.375%, 2017	$374,000	$375,774
TD Ameritrade Holding Co., 4.15%, 2014	855,000	901,966

		$1,277,740

Building – 1.3%
Mohawk Industries, Inc., 6.375%, 2016	$2,090,000	$2,332,963
Mohawk Industries, Inc., 3.85%, 2023	999,000	1,015,585
Owens Corning, Inc., 6.5%, 2016	451,000	507,757

		$3,856,305

Business Services – 0.9%
Fidelity National Information Services, Inc., 5%, 2022	$1,270,000	$1,347,788
Tencent Holdings Ltd., 3.375%, 2018 (n)	1,273,000	1,326,971

		$2,674,759

Cable TV – 3.6%
CCO Holdings LLC, 5.25%, 2022	$1,894,000	$1,860,855
Comcast Corp., 4.65%, 2042	628,000	639,089
Cox Communications, Inc., 6.25%, 2018 (n)	261,000	317,919
DIRECTV Holdings LLC, 5.875%, 2019	490,000	580,344
DIRECTV Holdings LLC, 6.375%, 2041	690,000	772,389
DIRECTV Holdings LLC, 5.15%, 2042	750,000	724,809
Lynx I Corp., 5.375%, 2021 (n)	275,000	286,000

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Cable TV – continued
Myriad International Holdings B.V., 6.375%, 2017 (n)	$586,000	$660,012
NBCUniversal Enterprise, Inc., 1.974%, 2019 (z)	578,000	579,599
Time Warner Cable, Inc., 8.25%, 2019	850,000	1,106,465
Time Warner Cable, Inc., 5%, 2020	354,000	402,813
Time Warner Cable, Inc., 4.5%, 2042	1,002,000	910,843
Time Warner Entertainment Co. LP, 8.375%, 2033	266,000	367,708
Videotron Ltee, 5%, 2022	1,555,000	1,578,325

		$10,787,170

Chemicals – 1.9%
Ashland, Inc., 3.875%, 2018 (z)	$375,000	$379,688
Ashland, Inc., 4.75%, 2022 (n)	698,000	706,725
Dow Chemical Co., 8.55%, 2019	936,000	1,258,142
LyondellBasell Industries N.V., 5%, 2019	1,614,000	1,823,820
LyondellBasell Industries N.V., 6%, 2021	1,256,000	1,488,360

		$5,656,735

Computer Software – 0.1%
Seagate Technology HDD Holdings, 6.8%, 2016	$200,000	$226,000

Conglomerates – 0.8%
ABB Treasury Center USA, Inc., 4%, 2021 (n)	$313,000	$343,111
Pentair Finance S.A., 1.35%, 2015 (n)	702,000	702,985
Roper Industries, Inc., 1.85%, 2017	1,171,000	1,180,581

		$2,226,677

Consumer Products – 1.2%
Avon Products, Inc., 5%, 2023	$561,000	$575,625
Mattel, Inc., 1.7%, 2018	393,000	395,141
Mattel, Inc., 5.45%, 2041	630,000	686,593
Newell Rubbermaid, Inc., 2.05%, 2017	589,000	592,261
Newell Rubbermaid, Inc., 4.7%, 2020	501,000	555,888
Tupperware Brands Corp., 4.75%, 2021	847,000	892,119

		$3,697,627

Consumer Services – 0.7%
eBay, Inc., 4%, 2042	$870,000	$798,222
Experian Finance PLC, 2.375%, 2017 (n)	807,000	822,885
Service Corp. International, 7%, 2019	450,000	488,250

		$2,109,357

Containers – 0.8%
Ball Corp., 5%, 2022	$576,000	$599,040
Crown Americas LLC, 4.5%, 2023 (n)	645,000	625,650
Greif, Inc., 6.75%, 2017	1,136,000	1,266,640

		$2,491,330

Defense Electronics – 0.5%
BAE Systems Holdings, Inc., 6.375%, 2019 (n)	$1,358,000	$1,626,248

Issuer	Shares/Par	Value ($)

BONDS – continued
Electronics – 0.4%
Jabil Circuit, Inc., 4.7%, 2022	$399,000	$397,504
Tyco Electronics Group S.A., 6.55%, 2017	360,000	430,500
Tyco Electronics Group S.A., 3.5%, 2022	252,000	256,621

		$1,084,625

Emerging Market Quasi-Sovereign – 1.2%
CNPC General Capital Ltd., 2.75%, 2017 (z)	$1,559,000	$1,620,540
Gaz Capital S.A., 8.125%, 2014 (n)	409,000	442,743
Rosneft, 3.149%, 2017 (n)	533,000	535,665
Rosneft, 4.199%, 2022 (n)	885,000	877,256

		$3,476,204

Energy – Independent – 3.9%
Anadarko Petroleum Corp., 6.375%, 2017	$1,337,000	$1,595,859
Hess Corp., 8.125%, 2019	440,000	568,271
Noble Energy, Inc., 4.15%, 2021	1,920,000	2,110,948
Pioneer Natural Resources Co., 6.65%, 2017	1,100,000	1,290,808
Pioneer Natural Resources Co., 7.5%, 2020	1,518,000	1,931,248
Plains Exploration & Production Co., 6.875%, 2023	1,200,000	1,359,000
QEP Resources, Inc., 5.375%, 2022	259,000	268,713
QEP Resources, Inc., 5.25%, 2023	140,000	143,500
Southwestern Energy Co., 7.5%, 2018	1,851,000	2,273,606

		$11,541,953

Energy – Integrated – 0.5%
Murphy Oil Corp., 2.5%, 2017	$1,309,000	$1,314,431
Pacific Rubiales Energy Corp., 5.125%, 2023 (z)	100,000	100,837

		$1,415,268

Entertainment – 0.3%
Viacom, Inc., 3.5%, 2017	$800,000	$855,222

Financial Institutions – 4.4%
CIT Group, Inc., 4.25%, 2017	$353,000	$368,885
CIT Group, Inc., 5.25%, 2018	365,000	394,200
CIT Group, Inc., 6.625%, 2018 (n)	1,900,000	2,166,000
CIT Group, Inc., 5.5%, 2019 (n)	781,000	857,148
General Electric Capital Corp., 3.75%, 2014	413,000	433,683
General Electric Capital Corp., 1%, 2016	846,000	846,365
General Electric Capital Corp., 1.6%, 2017	883,000	886,339
General Electric Capital Corp., 5.5%, 2020	1,470,000	1,741,901
General Electric Capital Corp., 3.15%, 2022	1,000,000	993,607
International Lease Finance Corp., 7.125%, 2018 (n)	570,000	669,750
International Lease Finance Corp., 6.25%, 2019	1,147,000	1,255,965
SLM Corp., 6.25%, 2016	727,000	794,232
SLM Corp., 6%, 2017	1,147,000	1,247,363

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Financial Institutions – continued
SLM Corp., 8%, 2020	$468,000	$542,880

		$13,198,318

Food & Beverages – 5.4%
Anheuser-Busch InBev S.A., 7.75%, 2019	$610,000	$801,608
Conagra Foods, Inc., 1.35%, 2015	307,000	309,238
Conagra Foods, Inc., 1.9%, 2018	1,012,000	1,022,005
Constellation Brands, Inc., 7.25%, 2016	1,119,000	1,270,065
Grupo Bimbo S.A.B. de C.V., 4.5%, 2022 (n)	1,517,000	1,644,390
Heineken N.V., 1.4%, 2017 (n)	914,000	909,844
Ingredion, Inc., 1.8%, 2017	365,000	365,704
J.M. Smucker Co., 3.5%, 2021	880,000	927,216
Kraft Foods Group, Inc., 2.25%, 2017	1,256,000	1,302,996
Pernod Ricard S.A., 5.75%, 2021 (n)	831,000	987,518
SABMiller Holdings, Inc., 3.75%, 2022 (n)	1,341,000	1,435,338
Smithfield Foods, Inc., 7.75%, 2017	1,370,000	1,587,488
Smithfield Foods, Inc., 6.625%, 2022	348,000	379,320
Tyson Foods, Inc., 6.6%, 2016	2,229,000	2,553,311
Tyson Foods, Inc., 4.5%, 2022	598,000	650,699

		$16,146,740

Food & Drug Stores – 1.2%
CVS Caremark Corp., 3.25%, 2015	$296,000	$311,660
CVS Caremark Corp., 5.75%, 2017	324,000	383,149
CVS Caremark Corp., 2.75%, 2022	500,000	492,920
CVS Caremark Corp., 5.75%, 2041	1,465,000	1,739,619
Walgreen Co., 1.8%, 2017	616,000	623,526

		$3,550,874

Forest & Paper Products – 1.2%
Fibria Overseas Finance Ltd., 7.5%, 2020 (n)	$697,000	$775,761
Georgia-Pacific Corp., 5.4%, 2020 (n)	806,000	953,667
International Paper Co., 6%, 2041	860,000	1,000,590
Packaging Corp. of America, 3.9%, 2022	712,000	734,323

		$3,464,341

Gaming & Lodging – 1.3%
Carnival Corp., 1.875%, 2017	$435,000	$436,361
Host Hotels & Resorts, Inc., REIT, 6.75%, 2016	1,100,000	1,120,625
Host Hotels & Resorts, Inc., REIT, 4.75%, 2023	157,000	168,775
Wyndham Worldwide Corp., 2.5%, 2018	811,000	815,592
Wyndham Worldwide Corp., 4.25%, 2022	1,227,000	1,285,065

		$3,826,418

Insurance – 2.0%
American International Group, Inc., 3.8%, 2017	$937,000	$1,013,904
American International Group, Inc., 6.4%, 2020	1,200,000	1,486,135
MetLife, Inc., 1.756%, 2017	397,000	401,875
Metropolitan Life Global Funding I, 5.125%, 2014 (n)	370,000	390,000

Issuer	Shares/Par	Value ($)

BONDS – continued
Insurance – continued
Prudential Financial, Inc., 4.75%, 2015	$631,000	$687,450
Unum Group, 7.125%, 2016	500,000	589,638
UnumProvident Corp., 6.85%, 2015 (n)	1,340,000	1,510,482

		$6,079,484

Insurance – Health – 1.5%
CIGNA Corp., 2.75%, 2016	$1,400,000	$1,477,895
CIGNA Corp., 5.375%, 2042	700,000	791,459
Humana, Inc., 7.2%, 2018	1,157,000	1,416,447
Wellpoint, Inc., 1.875%, 2018	618,000	625,915

		$4,311,716

Insurance – Property & Casualty – 2.6%
AXIS Capital Holdings Ltd., 5.75%, 2014	$855,000	$910,787
AXIS Capital Holdings Ltd., 5.875%, 2020	190,000	216,432
Chubb Corp., 6.375% to 2017, FRN to 2067	279,000	306,551
CNA Financial Corp., 5.875%, 2020	1,570,000	1,848,234
Marsh & McLennan Cos., Inc., 4.8%, 2021	900,000	1,027,362
Swiss Re Ltd. , 4.25%, 2042 (n)	468,000	452,159
XL Group PLC, 5.75%, 2021	1,110,000	1,318,256
XL Group PLC, 6.5% to 2017, FRN to 2049	663,000	648,083
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2067 (n)	896,000	958,720

		$7,686,584

Machinery & Tools – 0.8%
Case New Holland, Inc., 7.875%, 2017	$1,989,000	$2,327,130

Major Banks – 6.0%
Bank of America Corp., 5.65%, 2018	$580,000	$670,948
Bank of America Corp., 7.625%, 2019	500,000	635,139
Bank of America Corp., 5.625%, 2020	185,000	215,889
Commonwealth Bank of Australia, 5%, 2019 (n)	400,000	467,676
Goldman Sachs Group, Inc., 1.6%, 2015	1,868,000	1,885,105
Goldman Sachs Group, Inc., 5.625%, 2017	1,123,000	1,257,297
Goldman Sachs Group, Inc., 3.625%, 2023	1,506,000	1,516,592
JPMorgan Chase & Co., 4.25%, 2020	893,000	979,816
JPMorgan Chase & Co., 4.5%, 2022	500,000	547,961
JPMorgan Chase & Co., 3.25%, 2022	904,000	902,604
Merrill Lynch & Co., Inc., 6.15%, 2013	500,000	501,754
Merrill Lynch & Co., Inc., 6.05%, 2016	349,000	388,012
Morgan Stanley, 1.75%, 2016	409,000	412,185
Morgan Stanley, 5.75%, 2016	906,000	1,021,466
Morgan Stanley, 5.5%, 2021	1,245,000	1,427,278
PNC Funding Corp., 5.625%, 2017	1,095,000	1,250,751
Royal Bank of Scotland PLC, 2.55%, 2015	1,054,000	1,083,290
Wachovia Corp., 6.605%, 2025	1,270,000	1,627,744
Wells Fargo & Co., 2.625%, 2016	919,000	965,769

		$17,757,276

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Medical & Health Technology & Services – 2.7%
Davita, Inc., 6.625%, 2020	$2,018,000	$2,185,746
Davita, Inc., 5.75%, 2022	352,000	365,640
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)	1,775,000	2,032,375
Fresenius Medical Care US Finance II, Inc., 6.5%, 2018 (n)	734,000	836,760
HCA, Inc., 4.75%, 2023	1,409,000	1,401,955
McKesson Corp., 5.7%, 2017	770,000	900,223
McKesson Corp., 7.5%, 2019	120,000	157,097
McKesson Corp., 2.7%, 2022	158,000	156,675

		$8,036,471

Metals & Mining – 1.2%
Southern Copper Corp., 6.75%, 2040	$1,764,000	$1,988,668
Vale Overseas Ltd., 5.625%, 2019	1,501,000	1,692,478

		$3,681,146

Mortgage-Backed – 0.0%
Fannie Mae, 7.5%, 2030 - 2031	$55,153	$67,157

		$67,157

Natural Gas – Distribution – 0.5%
AmeriGas Finance LLC, 7%, 2022	$1,448,000	$1,574,700

Natural Gas – Pipeline – 4.6%
El Paso Pipeline Partners LP, 6.5%, 2020	$940,000	$1,138,991
El Paso Pipeline Partners LP, 5%, 2021	311,000	348,688
Energy Transfer Partners LP, 8.5%, 2014	1,004,000	1,080,710
Energy Transfer Partners LP, 9.7%, 2019	213,000	287,120
Energy Transfer Partners LP, 5.15%, 2043	1,112,000	1,095,225
Enterprise Products Partners LP, 5.65%, 2013	354,000	354,000
Enterprise Products Partners LP, 1.25%, 2015	758,000	763,543
Enterprise Products Partners LP, 6.3%, 2017	540,000	648,976
Enterprise Products Partners LP, 4.45%, 2043	473,000	454,833
Enterprise Products Partners LP, 8.375% to 2016, FRN to 2066	506,000	581,900
Enterprise Products Partners LP, 7.034% to 2018, FRN to 2068	267,000	309,720
Kinder Morgan Energy Partners LP, 5.125%, 2014	410,000	438,794
Kinder Morgan Energy Partners LP, 6.85%, 2020	370,000	464,081
Kinder Morgan Energy Partners LP, 7.4%, 2031	581,000	746,549
Kinder Morgan Energy Partners LP, 5%, 2042	470,000	476,463
NiSource Finance Corp., 3.85%, 2023	1,106,000	1,141,119
ONEOK Partners LP, 2%, 2017	447,000	451,713
Plains All American Pipeline, LP, 3.95%, 2015	1,290,000	1,385,254
Spectra Energy Capital LLC, 8%, 2019	942,000	1,242,521
Williams Cos., Inc., 3.7%, 2023	209,000	207,476

		$13,617,676

Issuer	Shares/Par	Value ($)

BONDS – continued
Network & Telecom – 1.6%
AT&T, Inc., 1.4%, 2017	$1,463,000	$1,452,835
AT&T, Inc., 5.55%, 2041	1,024,000	1,128,715
CenturyLink, Inc., 7.6%, 2039	1,563,000	1,516,110
Verizon Communications, Inc., 6%, 2041	690,000	802,611

		$4,900,271

Oil Services – 0.2%
Transocean, Inc., 2.5%, 2017	$569,000	$576,201

Oils – 0.4%
Phillips 66, 5.875%, 2042	$255,000	$299,510
Tesoro Corp., 5.375%, 2022	828,000	863,190

		$1,162,700

Other Banks & Diversified Financials – 3.9%
American Express Centurion Bank, 5.5%, 2013	$590,000	$590,822
American Express Co. , 2.65%, 2022	368,000	360,622
American Express Credit Corp., 2.375%, 2017	745,000	779,027
BB&T Corp., 3.95%, 2016	500,000	544,450
BB&T Corp., 1.45%, 2018	970,000	967,536
Capital One Bank (USA) N.A., 3.375%, 2023	1,200,000	1,188,242
Capital One Financial Corp., 2.15%, 2015	700,000	714,355
Citigroup, Inc., 1.25%, 2016	676,000	675,185
Discover Bank, 7%, 2020	2,197,000	2,734,865
Fifth Third Bancorp, 3.5%, 2022	673,000	701,215
Santander UK PLC, 3.875%, 2014 (n)	413,000	428,165
Swedbank AB, 2.125%, 2017 (n)	1,238,000	1,252,866
U.S. Bancorp, 2.95%, 2022	622,000	619,030

		$11,556,380

Personal Computers & Peripherals – 0.9%
Equifax, Inc., 3.3%, 2022	$849,000	$835,177
Motorola Solutions, Inc., 3.5%, 2023	1,954,000	1,965,525

		$2,800,702

Pharmaceuticals – 2.5%
Celgene Corp., 2.45%, 2015	$606,000	$628,761
Celgene Corp., 1.9%, 2017	1,583,000	1,607,302
Hospira, Inc., 6.05%, 2017	906,000	1,030,973
Mylan Laboratories, Inc., 7.625%, 2017 (n)	1,977,000	2,197,732
Mylan, Inc., 3.125%, 2023 (n)	1,000,000	984,678
Watson Pharmaceuticals, Inc., 1.875%, 2017	320,000	323,732
Watson Pharmaceuticals, Inc., 3.25%, 2022	414,000	419,667
Watson Pharmaceuticals, Inc., 4.625%, 2042	347,000	350,048

		$7,542,893

Pollution Control – 0.5%
Republic Services, Inc., 5.25%, 2021	$1,160,000	$1,355,983

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Printing & Publishing – 1.3%
Moody’s Corp., 4.5%, 2022	$1,328,000	$1,368,597
Pearson Funding Four PLC, 3.75%, 2022 (n)	693,000	723,471
Pearson PLC, 5.5%, 2013 (n)	260,000	261,058
Pearson PLC, 4%, 2016 (n)	1,320,000	1,422,202

		$3,775,328

Railroad & Shipping – 0.8%
Canadian Pacific Railway Co., 7.25%, 2019	$424,000	$539,631
Canadian Pacific Railway Co., 4.5%, 2022	400,000	443,761
CSX Corp., 7.375%, 2019	365,000	465,359
Kansas City Southern, 8%, 2018	757,000	827,023

		$2,275,774

Real Estate – 4.1%
Boston Properties LP, REIT, 3.7%, 2018	$754,000	$826,775
Boston Properties LP, REIT, 3.85%, 2023	1,131,000	1,195,149
DDR Corp., REIT, 4.625%, 2022	362,000	391,583
ERP Operating LP, REIT, 4.625%, 2021	670,000	751,313
HCP, Inc., REIT, 2.625%, 2020	530,000	533,385
HCP, Inc., REIT, 5.375%, 2021	1,893,000	2,198,914
Health Care, Inc., REIT, 2.25%, 2018	826,000	833,493
Simon Property Group, Inc., REIT, 5.75%, 2015	440,000	491,338
Simon Property Group, Inc., REIT, 1.5%, 2018 (n)	503,000	501,245
Simon Property Group, Inc., REIT, 10.35%, 2019	1,026,000	1,480,661
Ventas Realty LP, REIT, 2%, 2018	678,000	681,842
Ventas Realty LP, REIT, 4%, 2019	343,000	374,329
WEA Finance LLC, 6.75%, 2019 (n)	1,447,000	1,789,488

		$12,049,515

Restaurants – 0.3%
Darden Restaurants, Inc., 3.35%, 2022	$914,000	$869,259

Retailers – 3.3%
Dollar General Corp., 4.125%, 2017	$2,144,000	$2,302,120
Gap, Inc., 5.95%, 2021	2,613,000	2,986,970
Kohl’s Corp., 4%, 2021	1,117,000	1,153,058
Kohl’s Corp., 3.25%, 2023	848,000	818,195
Limited Brands, Inc., 7%, 2020	1,441,000	1,671,560
Limited Brands, Inc., 5.625%, 2022	479,000	507,740
Wesfarmers Ltd., 1.874%, 2018 (z)	521,000	524,218

		$9,963,861

Specialty Chemicals – 0.8%
Ecolab, Inc., 4.35%, 2021	$804,000	$887,091
Mexichem S.A.B. de C.V., 6.75%, 2042 (n)	1,459,000	1,617,666

		$2,504,757

Specialty Stores – 0.4%
Advance Auto Parts, Inc., 5.75%, 2020	$765,000	$844,853
Advance Auto Parts, Inc., 4.5%, 2022	433,000	445,076

		$1,289,929

Issuer	Shares/Par	Value ($)

BONDS – continued
Telecommunications – Wireless – 1.9%
American Tower Corp., REIT, 4.625%, 2015	$1,770,000	$1,887,452
American Tower Corp., REIT, 4.5%, 2018	1,150,000	1,264,765
American Tower Corp., REIT, 3.5%, 2023	371,000	367,961
Crown Castle International Corp., 5.25%, 2023	470,000	478,225
Crown Castle Towers LLC, 6.113%, 2020 (n)	955,000	1,168,344
Rogers Cable, Inc., 5.5%, 2014	364,000	380,542
Vodafone Group PLC, 5.625%, 2017	201,000	232,912

		$5,780,201

Tobacco – 3.3%
B.A.T. International Finance PLC, 2.125%, 2017 (n)	$1,052,000	$1,083,539
B.A.T. International Finance PLC, 9.5%, 2018 (n)	1,048,000	1,453,108
Imperial Tobacco Finance PLC, 2.05%, 2018 (n)	733,000	737,603
Lorillard Tobacco Co., 2.3%, 2017	945,000	952,668
Lorillard Tobacco Co., 8.125%, 2019	2,001,000	2,545,736
Reynolds American, Inc., 6.75%, 2017	1,100,000	1,323,972
Reynolds American, Inc., 4.75%, 2042	1,810,000	1,764,998

		$9,861,624

Transportation – Services – 0.4%
ERAC USA Finance Co., 6.375%, 2017 (n)	$200,000	$240,579
ERAC USA Finance Co., 7%, 2037 (n)	654,000	834,408

		$1,074,987

Utilities – Electric Power – 4.0%
American Electric Power Co., Inc., 1.65%, 2017	$487,000	$488,644
Calpine Corp., 7.875%, 2020 (n)	1,291,000	1,413,645
CenterPoint Energy, Inc., 5.95%, 2017	800,000	929,498
CMS Energy Corp., 2.75%, 2014	780,000	792,929
CMS Energy Corp., 6.25%, 2020	1,010,000	1,231,525
CMS Energy Corp., 5.05%, 2022	209,000	240,579
Dominion Resources, Inc., 4.9%, 2041	700,000	770,809
Duke Energy Corp., 1.625%, 2017	488,000	492,322
Enersis S.A., 7.375%, 2014	686,000	716,272
FirstEnergy Corp., 2.75%, 2018	579,000	585,556
NextEra Energy Capital Co., 1.2%, 2015	85,000	85,643
Oncor Electric Delivery Co., 4.1%, 2022	1,400,000	1,527,317
PPL Corp., 4.2%, 2022	622,000	655,518
PPL WEM Holdings PLC, 5.375%, 2021 (n)	1,057,000	1,208,240
PSEG Power LLC, 5.32%, 2016	288,000	325,330
System Energy Resources, Inc., 5.129%, 2014 (z)	129,046	130,303
Waterford 3 Funding Corp., 8.09%, 2017	435,627	448,347

		$12,042,477

Total Bonds		$281,615,226

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

MONEY MARKET FUNDS – 3.8%
MFS Institutional Money Market Portfolio, 0.14%, at Net Asset Value (v)	11,280,298	$11,280,298

Total Investments		$292,895,524

OTHER ASSETS, LESS LIABILITIES – 1.6%		4,867,572

Net Assets – 100.0%		$297,763,096

(d)	In default. Interest and/or scheduled principal payment(s) have been missed.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $57,125,893, representing 19.2% of net assets.

(q)	Interest received was less than stated coupon rate.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Anthracite Ltd., “A”, CDO, FRN, 0.564%, 2019	1/15/10	$194,479	$246,946
Ashland, Inc., 3.875%, 2018	2/21/13	375,000	379,688
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.803%, 2040	3/01/06	302,034	160,867
CNPC General Capital Ltd., 2.75%, 2017	4/12/12	1,558,885	1,620,540
Crest Ltd., “A2”, CDO, 4.669%, 2018	3/02/10	44,415	51,763
Falcon Franchise Loan LLC, FRN, 8.803%, 2025	1/29/03	27,022	50,073
G-Force LLC, CDO, “A2”, 4.83%, 2036	1/20/11	447,948	464,909
GMAC LLC, FRN, 6.02%, 2033	3/20/02	88,269	229,159
NBCUniversal Enterprise, Inc., 1.974%, 2019	3/20/13	577,671	579,599
Pacific Rubiales Energy Corp., 5.125%, 2023	3/22/13	100,000	100,837
Spirit Master Funding LLC, 5.05%, 2023	10/04/05	294,980	301,743
System Energy Resources, Inc., 5.129%, 2014	4/16/04-9/08/04	129,129	130,303
TRW Automotive, Inc., 4.5%, 2021	2/25/13	940,000	954,100
Wesfarmers Ltd., 1.874%, 2018	3/13/13	521,000	524,218
Total Restricted Securities			$5,794,745
% of Net assets			1.9%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation

CLO	Collateralized Loan Obligation

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

6

Supplemental Information

3/31/13 (unaudited)

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Non-U.S. Sovereign Debt	$—	$3,476,204	$—	$3,476,204
U. S. Corporate Bonds	—	233,832,948	—	233,832,948
Residential Mortgage-Backed Securities	—	67,157	—	67,157
Commercial Mortgage-Backed Securities	—	3,032,593	—	3,032,593
Asset-Backed Securities (including CDOs)	—	1,902,944	—	1,902,944
Foreign Bonds	—	39,303,380	—	39,303,380
Mutual Funds	11,280,298	—	—	11,280,298
Total Investments	$11,280,298	$281,615,226	$—	$292,895,524
(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$277,054,209
Gross unrealized appreciation	17,943,016
Gross unrealized depreciation	(2,101,701)
Net unrealized appreciation (depreciation)	$15,841,315

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

7

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,689,612	29,948,805	(21,358,119)	11,280,298

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,944	$11,280,298

8

QUARTERLY REPORT

March 31, 2013

MFS® GOVERNMENT SECURITIES PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

3/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

BONDS – 95.5%
Agency – Other – 3.8%
Financing Corp., 9.4%, 2018	$6,495,000	$9,024,518
Financing Corp., 9.8%, 2018	7,760,000	11,017,803
Financing Corp., 10.35%, 2018	3,915,000	5,761,345
Financing Corp., STRIPS, 0%, 2017	10,160,000	9,641,535

		$35,445,201

Asset-Backed & Securitized – 1.2%
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049	$1,860,000	$2,114,229
Commercial Mortgage Pass-Through Certificates, “A4”, 5.306%, 2046	3,870,649	4,366,928
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 5.929%, 2051	2,223,578	2,338,908
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.806%, 2049	2,275,833	2,613,435

		$11,433,500

Local Authorities – 0.9%
Nashville & Davidson County, TN, Metropolitan Government Convention Center Authority (Build America Bonds), 6.731%, 2043	$2,225,000	$2,797,315
Port Authority NY & NJ (168th Series), 4.926%, 2051	2,735,000	3,035,276
San Francisco, CA, City & County Public Utilities Commission, Water Rev. (Build America Bonds), 6%, 2040	320,000	399,696
State of California (Build America Bonds), 7.625%, 2040	435,000	629,097
University of California Rev. (Build America Bonds), 5.77%, 2043	1,345,000	1,654,646

		$8,516,030

Medical & Health Technology & Services – 0.1%
Catholic Health Initiatives, 2.95%, 2022	$1,504,000	$1,519,020

Mortgage-Backed – 51.7%
Fannie Mae, 4.699%, 2013	$423,643	$425,453
Fannie Mae, 5.06%, 2013	885,543	880,140
Fannie Mae, 5.138%, 2013	1,570,481	1,561,113
Fannie Mae, 4.6%, 2014	874,535	891,224
Fannie Mae, 4.607%, 2014	3,150,524	3,211,172
Fannie Mae, 4.629%, 2014	689,253	706,786
Fannie Mae, 4.77%, 2014	746,439	770,679
Fannie Mae, 4.82%, 2014 - 2015	899,128	951,495
Fannie Mae, 4.825%, 2014	4,828,333	4,988,782
Fannie Mae, 4.858%, 2014	2,932,553	2,942,584
Fannie Mae, 5.1%, 2014 - 2019	1,209,680	1,279,271
Fannie Mae, 2.38%, 2015	625,000	645,643
Fannie Mae, 4.56%, 2015	1,134,681	1,206,620
Fannie Mae, 4.62%, 2015	1,544,146	1,619,910

Issuer	Shares/Par	Value ($)

BONDS – continued
Mortgage-Backed – continued
Fannie Mae, 4.665%, 2015	$767,624	$810,251
Fannie Mae, 4.74%, 2015	721,869	765,495
Fannie Mae, 4.78%, 2015	872,906	932,318
Fannie Mae, 4.79%, 2015	1,003,551	1,072,778
Fannie Mae, 4.81%, 2015	991,851	1,059,665
Fannie Mae, 4.815%, 2015	903,526	960,725
Fannie Mae, 4.85%, 2015	550,265	580,305
Fannie Mae, 4.856%, 2015	298,084	318,083
Fannie Mae, 4.87%, 2015	578,883	615,720
Fannie Mae, 4.89%, 2015	733,094	775,575
Fannie Mae, 4.907%, 2015	1,190,529	1,276,232
Fannie Mae, 4.997%, 2015	153,414	166,788
Fannie Mae, 5.464%, 2015	3,021,504	3,294,053
Fannie Mae, 5.136%, 2016	1,531,113	1,693,774
Fannie Mae, 5.35%, 2016	52,053	57,691
Fannie Mae, 5.424%, 2016	1,770,473	1,974,021
Fannie Mae, 5.725%, 2016	1,620,140	1,822,533
Fannie Mae, 6.5%, 2016 - 2037	3,141,941	3,519,990
Fannie Mae, 1.18%, 2017	892,369	902,086
Fannie Mae, 4.992%, 2017	3,245,060	3,429,741
Fannie Mae, 5.5%, 2017 - 2038	42,762,939	46,850,676
Fannie Mae, 6%, 2017 - 2037	5,469,046	5,999,214
Fannie Mae, 3.738%, 2018	640,799	716,057
Fannie Mae, 3.8%, 2018	640,194	708,080
Fannie Mae, 3.99%, 2018	600,000	671,056
Fannie Mae, 4%, 2018 - 2041	10,046,932	10,749,386
Fannie Mae, 4.19%, 2018	390,251	438,282
Fannie Mae, 5%, 2018 - 2041	27,591,973	30,025,290
Fannie Mae, 5.16%, 2018	1,368,294	1,489,863
Fannie Mae, 5.68%, 2018	499,134	565,559
Fannie Mae, 1.97%, 2019	397,609	408,362
Fannie Mae, 1.99%, 2019	1,000,000	1,028,836
Fannie Mae, 4.5%, 2019 - 2041	25,409,786	27,557,489
Fannie Mae, 4.67%, 2019	525,000	605,557
Fannie Mae, 4.83%, 2019	382,163	438,918
Fannie Mae, 4.877%, 2019	2,542,068	2,923,902
Fannie Mae, 5.05%, 2019	320,414	364,530
Fannie Mae, 5.6%, 2019	582,032	653,419
Fannie Mae, 3.87%, 2020	743,973	829,850
Fannie Mae, 4.14%, 2020	458,750	518,619
Fannie Mae, 4.88%, 2020	451,829	503,421
Fannie Mae, 7.5%, 2022 - 2031	459,469	554,110
Fannie Mae, 4.5%, 2025	586,739	631,360
Fannie Mae, 3%, 2027	554,806	584,245
Fannie Mae, 3.5%, 2042	2,532,439	2,694,049
Fannie Mae, TBA, 2.5%, 2028	690,000	714,258
Fannie Mae, TBA, 3%, 2028 - 2043	34,010,349	35,132,601
Fannie Mae, TBA, 5%, 2028	4,800,000	5,178,563
Fannie Mae, TBA, 3.5%, 2043	21,940,000	23,145,144
Freddie Mac, 1.655%, 2016	2,969,038	3,047,168
Freddie Mac, 5%, 2016 - 2040	6,954,166	7,466,464
Freddie Mac, 1.426%, 2017	5,495,000	5,592,399

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Mortgage-Backed – continued
Freddie Mac, 3.882%, 2017	$2,158,000	$2,399,392
Freddie Mac, 2.303%, 2018	2,800,000	2,933,409
Freddie Mac, 3.154%, 2018	2,151,000	2,337,399
Freddie Mac, 1.883%, 2019	5,750,000	5,874,936
Freddie Mac, 2.086%, 2019	2,800,000	2,895,673
Freddie Mac, 4.186%, 2019	814,000	931,552
Freddie Mac, 5.085%, 2019	3,191,000	3,741,977
Freddie Mac, 6%, 2019 - 2038	12,616,391	14,018,220
Freddie Mac, 3.32%, 2020	928,373	1,002,031
Freddie Mac, 4.224%, 2020	1,911,350	2,197,527
Freddie Mac, 4.251%, 2020	1,449,000	1,667,001
Freddie Mac, 4.5%, 2022 - 2040	4,926,463	5,263,698
Freddie Mac, 5.5%, 2022 - 2041	10,977,925	12,021,727
Freddie Mac, 4%, 2025	2,279,059	2,422,192
Freddie Mac, 6.5%, 2032 - 2037	2,009,503	2,295,254
Freddie Mac, 3.5%, 2041 - 2042	4,627,122	4,909,626
Freddie Mac, TBA, 2.5%, 2028	30,699,000	31,745,786
Freddie Mac, TBA, 3%, 2043	20,890,000	21,451,419
Freddie Mac, TBA, 3.5%, 2043	23,960,000	25,178,945
Ginnie Mae, 5.5%, 2033 - 2042	6,190,406	6,808,252
Ginnie Mae, 4%, 2039 - 2040	1,276,192	1,396,573
Ginnie Mae, 4.5%, 2039 - 2041	12,039,831	13,319,564
Ginnie Mae, 3.5%, 2041 - 2042	3,469,342	3,749,831
Ginnie Mae, 5.612%, 2058	3,537,337	3,751,435
Ginnie Mae, 6.357%, 2058	1,836,493	1,971,293
Ginnie Mae, TBA, 3.5%, 2043	1,500,000	1,603,828
Ginnie Mae, TBA, 3%, 2043	6,312,000	6,575,328
Ginnie Mae, TBA, 3.5%, 2043	31,330,000	33,410,509

		$484,769,800

U.S. Government Agencies and Equivalents – 2.3%
Aid-Egypt, 4.45%, 2015	$3,162,000	$3,470,150
Freddie Mac, 2.375%, 2022	3,990,000	4,152,788
Small Business Administration, 6.35%, 2021	596,396	661,825
Small Business Administration, 6.34%, 2021	468,715	518,386
Small Business Administration, 6.44%, 2021	802,073	894,392
Small Business Administration, 6.625%, 2021	892,203	999,211
Small Business Administration, 6.07%, 2022	542,652	604,232
Small Business Administration, 4.98%, 2023	799,059	885,168
Small Business Administration, 4.77%, 2024	1,532,746	1,674,233
Small Business Administration, 5.52%, 2024	960,150	1,086,255
Small Business Administration, 4.99%, 2024	113,806	126,694

Issuer	Shares/Par	Value ($)

BONDS – continued
U.S. Government Agencies and Equivalents – continued
Small Business Administration, 5.11%, 2025	$1,235,835	$1,383,712
Small Business Administration, 2.21%, 2033	1,486,000	1,505,016
Small Business Administration, 2.22%, 2033	2,605,000	2,636,684
U.S. Department of Housing & Urban Development, 6.36%, 2016	467,000	470,357
U.S. Department of Housing & Urban Development, 6.59%, 2016	239,000	240,377

		$21,309,480

U.S. Treasury Obligations – 35.5%
U.S. Treasury Bonds, 9.25%, 2016	$19,000	$23,833
U.S. Treasury Bonds, 7.5%, 2016	218,000	272,738
U.S. Treasury Bonds, 7.875%, 2021	177,000	263,149
U.S. Treasury Bonds, 6.25%, 2023	2,891,000	4,091,667
U.S. Treasury Bonds, 6%, 2026	2,699,000	3,841,859
U.S. Treasury Bonds, 6.75%, 2026	1,862,000	2,828,203
U.S. Treasury Bonds, 6.375%, 2027	326,000	485,129
U.S. Treasury Bonds, 5.25%, 2029	284,000	385,264
U.S. Treasury Bonds, 4.5%, 2036	1,226,000	1,557,211
U.S. Treasury Bonds, 5%, 2037	488,000	664,519
U.S. Treasury Bonds, 4.375%, 2038	1,501,000	1,876,484
U.S. Treasury Bonds, 4.5%, 2039	27,876,500	35,594,806
U.S. Treasury Notes, 4%, 2014	211,000	218,072
U.S. Treasury Notes, 1.875%, 2014	52,060,000	52,871,407
U.S. Treasury Notes, 1.875%, 2014	12,853,000	13,087,464
U.S. Treasury Notes, 4%, 2015	6,718,000	7,188,260
U.S. Treasury Notes, 2.125%, 2015	34,052,000	35,406,112
U.S. Treasury Notes, 2.625%, 2016	201,000	214,740
U.S. Treasury Notes, 0.875%, 2016	112,449,000	113,968,861
U.S. Treasury Notes, 2.625%, 2018	19,419,000	21,203,121
U.S. Treasury Notes, 2.75%, 2019	5,047,400	5,564,759
U.S. Treasury Notes, 3.125%, 2019	1,637,000	1,844,182
U.S. Treasury Notes, 3.5%, 2020	4,084,000	4,715,746
U.S. Treasury Notes, 2.625%, 2020	3,987,000	4,354,865
U.S. Treasury Notes, 3.125%, 2021	1,901,000	2,140,556
U.S. Treasury Notes, 1.75%, 2022	17,852,000	17,903,610

		$332,566,617

Total Bonds		$895,559,648

MONEY MARKET FUNDS – 23.7%
MFS Institutional Money Market Portfolio, 0.14%, at Net Asset Value (v)	222,273,632	$222,273,632

Total Investments		$1,117,833,280

OTHER ASSETS, LESS LIABILITIES – (19.2)%		(180,397,323)

Net Assets – 100.0%		$937,435,957

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

2

Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

STRIPS	Separate Trading of Registered Interest and Principal of Securities

TBA	To Be Announced

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

Supplemental Information

3/31/13 (unaudited)

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$389,321,298	$—	$389,321,298
U.S. Corporate Bonds	—	10,035,050	—	10,035,050
Residential Mortgage-Backed Securities	—	484,769,800	—	484,769,800
Commercial Mortgage-Backed Securities	—	11,433,500	—	11,433,500
Mutual Funds	222,273,632	—	—	222,273,632
Total Investments	$222,273,632	$895,559,648	$—	$1,117,833,280

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,089,832,709
Gross unrealized appreciation	29,895,814
Gross unrealized depreciation	(1,895,243)
Net unrealized appreciation (depreciation)	$28,000,571

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

4

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	254,827,213	76,311,883	(108,865,464)	222,273,632

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$80,308	$222,273,632

5

QUARTERLY REPORT

March 31, 2013

MFS® TOTAL RETURN PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

3/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 60.7%
Aerospace – 4.3%
General Dynamics Corp.	29,310	$2,066,640
Honeywell International, Inc.	192,170	14,480,004
Lockheed Martin Corp.	170,080	16,416,122
Northrop Grumman Corp.	53,220	3,733,383
Precision Castparts Corp.	10,360	1,964,463
United Technologies Corp.	172,280	16,096,120

		$54,756,732

Alcoholic Beverages – 0.9%
Diageo PLC	355,462	$11,207,213

Automotive – 1.2%
Delphi Automotive PLC	122,140	$5,423,016
General Motors Co. (a)	56,020	1,558,476
Johnson Controls, Inc.	226,360	7,938,445

		$14,919,937

Broadcasting – 2.3%
Omnicom Group, Inc.	138,100	$8,134,090
Time Warner, Inc.	58,840	3,390,361
Viacom, Inc., “B”	75,380	4,641,147
Walt Disney Co.	231,850	13,169,080

		$29,334,678

Brokerage & Asset Managers – 1.2%
BlackRock, Inc.	30,565	$7,851,537
Franklin Resources, Inc.	48,330	7,288,647

		$15,140,184

Business Services – 1.1%
Accenture PLC, “A”	137,760	$10,465,627
Dun & Bradstreet Corp.	20,690	1,730,719
Fidelity National Information Services, Inc.	14,930	591,527
Fiserv, Inc. (a)	22,690	1,992,863

		$14,780,736

Cable TV – 1.0%
Comcast Corp., “Special A”	265,770	$10,529,807
Time Warner Cable, Inc.	22,050	2,118,123

		$12,647,930

Chemicals – 2.1%
3M Co.	123,600	$13,139,916
Celanese Corp.	52,560	2,315,268
E.I. du Pont de Nemours & Co.	35,640	1,752,062
PPG Industries, Inc.	77,300	10,353,562

		$27,560,808

Computer Software – 0.9%
Check Point Software Technologies Ltd. (a)	33,320	$1,565,707
Oracle Corp.	295,030	9,541,270

		$11,106,977

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Computer Software – Systems – 1.3%
Hewlett-Packard Co.	263,190	$6,274,450
International Business Machines Corp.	48,470	10,338,651

		$16,613,101

Construction – 0.4%
Stanley Black & Decker, Inc.	71,267	$5,770,489

Consumer Products – 0.6%
Procter & Gamble Co.	77,344	$5,960,129
Reckitt Benckiser Group PLC	34,065	2,442,039

		$8,402,168

Electrical Equipment – 1.8%
Danaher Corp.	239,400	$14,878,710
Pentair Ltd.	37,171	1,960,770
Tyco International Ltd.	191,820	6,138,240

		$22,977,720

Electronics – 0.3%
Intel Corp.	117,980	$2,577,863
Microchip Technology, Inc.	52,670	1,936,149

		$4,514,012

Energy – Independent – 2.8%
Anadarko Petroleum Corp.	68,750	$6,012,188
Apache Corp.	87,780	6,773,105
Canadian Natural Resources Ltd.	64,700	2,078,811
EOG Resources, Inc.	19,870	2,544,751
EQT Corp.	40,410	2,737,778
Noble Energy, Inc.	55,190	6,383,275
Occidental Petroleum Corp.	113,530	8,897,346

		$35,427,254

Energy – Integrated – 2.5%
Chevron Corp.	114,862	$13,647,903
Exxon Mobil Corp.	207,208	18,671,513

		$32,319,416

Engineering – Construction – 0.2%
Fluor Corp.	38,850	$2,576,921

Food & Beverages – 3.2%
Coca-Cola Co.	73,710	$2,980,832
Coca-Cola Enterprises, Inc.	29,760	1,098,739
Dr Pepper Snapple Group, Inc.	41,620	1,954,059
General Mills, Inc.	193,380	9,535,568
Groupe Danone	93,317	6,493,648
J.M. Smucker Co.	11,070	1,097,701
Kellogg Co.	22,650	1,459,340
Kraft Foods Group, Inc.	14,906	768,106
Mondelez International, Inc.	81,420	2,492,266
Nestle S.A.	157,712	11,408,776
PepsiCo, Inc.	22,200	1,756,242

		$41,045,277

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Food & Drug Stores – 1.2%
CVS Caremark Corp.	203,406	$11,185,296
Kroger Co.	79,340	2,629,328
Walgreen Co.	48,770	2,325,354

		$16,139,978

General Merchandise – 1.2%
Kohl’s Corp.	90,690	$4,183,530
Target Corp.	163,450	11,188,153

		$15,371,683

Insurance – 3.9%
ACE Ltd.	134,800	$11,993,156
Aon PLC	104,150	6,405,225
Chubb Corp.	32,310	2,828,094
MetLife, Inc.	263,730	10,027,015
Prudential Financial, Inc.	166,020	9,793,520
Travelers Cos., Inc.	113,960	9,594,292

		$50,641,302

Leisure & Toys – 0.4%
Hasbro, Inc.	117,930	$5,181,844

Machinery & Tools – 0.7%
Eaton Corp. PLC	110,170	$6,747,913
Illinois Tool Works, Inc.	33,240	2,025,646

		$8,773,559

Major Banks – 7.1%
Bank of America Corp.	399,290	$4,863,352
Bank of New York Mellon Corp.	448,809	12,562,164
Goldman Sachs Group, Inc.	99,060	14,576,679
JPMorgan Chase & Co.	585,204	27,773,782
Morgan Stanley	128,430	2,822,891
PNC Financial Services Group, Inc.	72,270	4,805,955
State Street Corp.	153,880	9,092,769
Wells Fargo & Co.	400,080	14,798,959

		$91,296,551

Medical & Health Technology & Services – 0.6%
AmerisourceBergen Corp.	52,250	$2,688,263
Express Scripts Holding Co. (a)	49,250	2,839,263
Quest Diagnostics, Inc.	30,150	1,701,968

		$7,229,494

Medical Equipment – 2.6%
Abbott Laboratories	154,320	$5,450,582
Becton, Dickinson & Co.	22,540	2,155,049
Covidien PLC	89,880	6,097,459
Medtronic, Inc.	91,910	4,316,094
St. Jude Medical, Inc.	149,520	6,046,589
Thermo Fisher Scientific, Inc.	123,160	9,420,508

		$33,486,281

Natural Gas – Pipeline – 0.3%
Williams Cos., Inc.	120,270	$4,505,314

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Oil Services – 0.4%
Noble Corp.	74,740	$2,851,331
Schlumberger Ltd.	25,710	1,925,422

		$4,776,753

Other Banks & Diversified Financials – 1.2%
American Express Co.	32,490	$2,191,775
MasterCard, Inc., “A”	2,876	1,556,290
SunTrust Banks, Inc.	57,170	1,647,068
Visa, Inc., “A”	31,600	5,366,944
Western Union Co.	176,880	2,660,275
Zions Bancorporation	82,550	2,062,925

		$15,485,277

Pharmaceuticals – 4.5%
AbbVie, Inc.	108,040	$4,405,871
Bayer AG	23,542	2,428,653
Johnson & Johnson	276,400	22,534,892
Merck & Co., Inc.	76,710	3,392,883
Pfizer, Inc.	780,618	22,528,635
Roche Holding AG	9,609	2,237,713
Zoetis, Inc. (a)	10,260	342,684

		$57,871,331

Printing & Publishing – 0.4%
McGraw-Hill Cos., Inc.	32,340	$1,684,267
Moody’s Corp.	55,410	2,954,461

		$4,638,728

Railroad & Shipping – 0.3%
Canadian National Railway Co.	18,330	$1,838,499
Union Pacific Corp.	13,150	1,872,692

		$3,711,191

Restaurants – 0.4%
McDonald’s Corp.	48,050	$4,790,105

Specialty Chemicals – 0.6%
Air Products & Chemicals, Inc.	83,850	$7,305,012

Specialty Stores – 0.4%
Advance Auto Parts, Inc.	27,700	$2,289,405
Staples, Inc.	184,030	2,471,523

		$4,760,928

Telecommunications – Wireless – 0.5%
Vodafone Group PLC	2,089,765	$5,925,096

Telephone Services – 1.5%
AT&T, Inc.	308,430	$11,316,297
CenturyLink, Inc.	43,978	1,544,947
Verizon Communications, Inc.	126,370	6,211,086

		$19,072,330

Tobacco – 2.7%
Altria Group, Inc.	57,430	$1,975,018
Lorillard, Inc.	155,270	6,265,145
Philip Morris International, Inc.	287,280	26,633,729

		$34,873,892

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Trucking – 0.7%
United Parcel Service, Inc., “B”	111,630	$9,589,017

Utilities – Electric Power – 1.0%
Duke Energy Corp.	29,080	$2,110,917
NRG Energy, Inc.	72,750	1,927,148
PG&E Corp.	24,450	1,088,759
PPL Corp.	134,660	4,216,205
Public Service Enterprise Group, Inc.	94,870	3,257,836

		$12,600,865

Total Common Stocks		$779,128,084

BONDS – 38.1%
Agency – Other – 0.1%
Financing Corp., 9.65%, 2018	$535,000	$777,697

Asset-Backed & Securitized – 2.1%
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.803%, 2040 (z)	$1,349,514	$718,767
BlackRock Capital Finance LP, 7.75%, 2026 (n)	155,782	19,862
Capital Trust Realty Ltd., CDO, 5.16%, 2035 (n)	383,159	384,347
Citigroup Commercial Mortgage Trust, FRN, 5.697%, 2017	3,050,000	3,546,680
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049	137,638	156,451
Credit Suisse Mortgage Capital Certificate, FRN, 5.695%, 2017	2,034,095	2,347,163
GMAC Mortgage Corp. Loan Trust, FRN, 5.805%, 2036	683,324	653,004
Goldman Sachs Mortgage Securities Corp., FRN, 5.787%, 2045	1,092,610	1,250,241
JPMorgan Chase Commercial Mortgage Securities Corp., 4.78%, 2042	1,772,000	1,895,308
JPMorgan Chase Commercial Mortgage Securities Corp., 5.552%, 2045	1,131,871	1,275,648
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 5.929%, 2051	2,664,573	2,802,776
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.806%, 2049	777,548	892,891
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.214%, 2041	2,024,903	2,097,565
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.475%, 2043	1,806,931	2,013,405
Merrill Lynch Mortgage Trust, “A3”, FRN, 5.85%, 2050	28,792	30,357
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.728%, 2050	2,460,824	2,811,137
Morgan Stanley Capital I, Inc., FRN, 0.578%, 2030 (i)(n)	6,445,724	128,508
Residential Asset Mortgage Products, Inc., FRN, 4.97%, 2034	85,196	85,179
Residential Funding Mortgage Securities, Inc., FRN, 5.32%, 2035	1,491,823	876,350

Issuer	Shares/Par	Value ($)

BONDS – continued
Asset-Backed & Securitized – continued
Spirit Master Funding LLC, 5.05%, 2023 (z)	$1,189,486	$1,206,972
Wachovia Bank Commercial Mortgage Trust, “A4”, FRN, 5.925%, 2017	772,500	885,580
Wachovia Bank Commercial Mortgage Trust, FRN, 5.731%, 2049	1,037,730	1,190,837

		$27,269,028

Automotive – 0.3%
Hyundai Capital America, 2.125%, 2017 (n)	$86,000	$86,701
Toyota Motor Credit Corp., 3.2%, 2015	770,000	812,993
Toyota Motor Credit Corp., 3.4%, 2021	1,120,000	1,199,961
Volkswagen International Finance N.V., 2.375%, 2017 (n)	1,084,000	1,123,752

		$3,223,407

Broadcasting – 0.1%
News America, Inc., 8.5%, 2025	$1,253,000	$1,719,047

Cable TV – 0.5%
Comcast Corp., 2.85%, 2023	$1,230,000	$1,225,905
Cox Communications, Inc., 4.625%, 2013	1,282,000	1,290,755
DIRECTV Holdings LLC, 4.6%, 2021	690,000	751,229
Time Warner Entertainment Co. LP, 8.375%, 2033	1,940,000	2,681,778

		$5,949,667

Conglomerates – 0.2%
ABB Finance (USA), Inc., 2.875%, 2022	$393,000	$398,858
General Electric Co., 2.7%, 2022	1,330,000	1,330,108
United Technologies Corp., 3.1%, 2022	540,000	565,964

		$2,294,930

Consumer Services – 0.0%
eBay, Inc., 1.35%, 2017	$367,000	$371,058

Defense Electronics – 0.1%
BAE Systems Holdings, Inc., 5.2%, 2015 (n)	$862,000	$935,954

Emerging Market Quasi-Sovereign – 0.4%
CNOOC Finance (2012) Ltd., 3.875%, 2022 (n)	$1,280,000	$1,348,730
Corporacion Nacional del Cobre de Chile, 3.75%, 2020 (n)	342,000	358,121
Gaz Capital S.A., 3.85%, 2020 (n)	364,000	364,000
Petrobras International Finance Co., 5.375%, 2021	481,000	518,996
Petrobras International Finance Co., 6.75%, 2041	340,000	384,300
Petroleos Mexicanos, 8%, 2019	918,000	1,175,040
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 2016 (n)	657,321	707,606

		$4,856,793

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Emerging Market Sovereign – 0.4%
Republic of Peru, 7.35%, 2025	$103,000	$145,385
Russian Federation, 3.625%, 2015 (z)	2,700,000	2,818,800
United Mexican States, 4.75%, 2044	1,739,000	1,804,213

		$4,768,398

Energy – Independent – 0.1%
Apache Corp., 3.25%, 2022	$534,000	$553,913
Apache Corp., 4.75%, 2043	407,000	416,136
EOG Resources, Inc., 2.625%, 2023	382,000	377,241
Hess Corp., 8.125%, 2019	350,000	452,034

		$1,799,324

Energy – Integrated – 0.6%
BP Capital Markets PLC, 4.5%, 2020	$371,000	$423,902
BP Capital Markets PLC, 4.742%, 2021	1,061,000	1,229,737
Husky Energy, Inc., 5.9%, 2014	944,000	1,000,594
Husky Energy, Inc., 7.25%, 2019	959,000	1,235,279
Petro-Canada, 6.05%, 2018	1,942,000	2,339,978
Total Capital International S.A., 1.55%, 2017	1,570,000	1,595,556

		$7,825,046

Financial Institutions – 0.1%
General Electric Capital Corp., 3.1%, 2023	$765,000	$757,398

Food & Beverages – 0.3%
Anheuser-Busch InBev S.A., 8%, 2039	$1,270,000	$2,007,724
Conagra Foods, Inc., 3.2%, 2023	657,000	654,841
Kraft Foods Group, Inc., 3.5%, 2022	525,000	548,951

		$3,211,516

Insurance – 0.1%
Metropolitan Life Global Funding I, 5.125%, 2013 (n)	$690,000	$690,649
Metropolitan Life Global Funding I, 5.125%, 2014 (n)	680,000	716,757

		$1,407,406

Insurance – Health – 0.1%
WellPoint, Inc., 3.3%, 2023	$759,000	$769,125

Insurance – Property & Casualty – 0.4%
ACE Ltd., 2.7%, 2023	$1,250,000	$1,243,613
Chubb Corp., 6.375% to 2017, FRN to 2067	1,910,000	2,098,613
Marsh & McLennan Cos., Inc., 4.8%, 2021	1,160,000	1,324,155
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2067 (n)	524,000	560,680

		$5,227,061

International Market Quasi-Sovereign – 0.6%
Achmea Hypotheekbank N.V., 3.2%, 2014 (n)	$663,000	$690,713
ING Bank N.V., 3.9%, 2014 (n)	1,560,000	1,612,605
KFW International Finance, Inc., 4.875%, 2019	1,580,000	1,908,166

Issuer	Shares/Par	Value ($)

BONDS – continued
International Market Quasi-Sovereign – continued
Societe Financement de l’ Economie Francaise, 3.375%, 2014 (n)	$900,000	$929,282
Temasek Financial I Ltd., 2.375%, 2023 (n)	2,270,000	2,186,026

		$7,326,792

International Market Sovereign – 0.1%
Republic of Iceland, 4.875%, 2016 (n)	$1,200,000	$1,279,500

Internet – 0.1%
Baidu, Inc., 3.5%, 2022	$1,380,000	$1,395,885

Local Authorities – 0.1%
New Jersey Turnpike Authority Rev. (Build America Bonds), “F”, 7.414%, 2040	$1,280,000	$1,866,816

Machinery & Tools – 0.2%
Atlas Copco AB, 5.6%, 2017 (n)	$1,850,000	$2,130,471

Major Banks – 1.7%
ABN AMRO Bank N.V., FRN, 2.071%, 2014 (n)	$1,310,000	$1,325,537
Banco Santander U.S. Debt S.A.U., 3.781%, 2015 (n)	700,000	714,020
Bank of America Corp., 7.375%, 2014	590,000	631,406
Bank of America Corp., 5.49%, 2019	829,000	928,000
Bank of America Corp., 7.625%, 2019	840,000	1,067,034
BNP Paribas, 7.195% to 2037, FRN to 2049 (n)	800,000	824,000
Commonwealth Bank of Australia, 5%, 2019 (n)	840,000	982,119
Credit Suisse New York, 5.5%, 2014	1,200,000	1,262,453
Goldman Sachs Group, Inc., 5.625%, 2017	1,547,000	1,732,003
HSBC Holdings PLC, 5.1%, 2021	842,000	972,907
ING Bank N.V., 3.75%, 2017 (n)	1,048,000	1,116,780
JPMorgan Chase & Co., 6.3%, 2019	1,410,000	1,722,190
JPMorgan Chase & Co., 3.25%, 2022	426,000	425,342
Merrill Lynch & Co., Inc., 6.15%, 2013	1,320,000	1,324,631
Morgan Stanley, 6.625%, 2018	2,530,000	3,024,367
PNC Funding Corp., 5.625%, 2017	1,270,000	1,450,642
Royal Bank of Scotland PLC, 2.55%, 2015	312,000	320,670
Wachovia Corp., 5.25%, 2014	868,000	918,356
Wells Fargo & Co., 2.1%, 2017	1,570,000	1,618,995

		$22,361,452

Medical & Health Technology & Services – 0.3%
CareFusion Corp., 6.375%, 2019	$1,400,000	$1,692,386
Express Scripts Holding Co., 2.65%, 2017	1,640,000	1,717,831

		$3,410,217

Metals & Mining – 0.2%
Freeport-McMoRan Copper & Gold, Inc., 3.875%, 2023 (n)	$1,250,000	$1,253,616
Rio Tinto Finance (USA) PLC, 3.5%, 2022	1,130,000	1,162,558

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Metals & Mining – continued
Vale Overseas Ltd., 4.625%, 2020	$337,000	$356,927
Vale Overseas Ltd., 6.875%, 2039	257,000	293,058

		$3,066,159

Mortgage-Backed – 12.1%
Fannie Mae, 4.629%, 2014	$588,979	$603,962
Fannie Mae, 4.825%, 2014	723,723	747,773
Fannie Mae, 4.56%, 2015	317,072	337,175
Fannie Mae, 4.78%, 2015	439,077	468,961
Fannie Mae, 4.856%, 2015	289,317	308,727
Fannie Mae, 4.907%, 2015	41,325	44,300
Fannie Mae, 4.997%, 2015	127,485	138,599
Fannie Mae, 5.1%, 2015	480,000	519,808
Fannie Mae, 5.09%, 2016	498,333	549,338
Fannie Mae, 5.27%, 2016	529,244	608,431
Fannie Mae, 5.5%, 2016 - 2040	19,197,878	21,071,885
Fannie Mae, 5.661%, 2016	407,831	453,652
Fannie Mae, 5.725%, 2016	301,526	339,194
Fannie Mae, 4.992%, 2017	75,554	79,854
Fannie Mae, 5.05%, 2017	477,397	527,769
Fannie Mae, 6%, 2017 - 2037	11,601,244	12,918,201
Fannie Mae, 2.578%, 2018	843,000	890,986
Fannie Mae, 3.849%, 2018	196,897	219,427
Fannie Mae, 4.5%, 2018 - 2041	5,650,946	6,144,153
Fannie Mae, 5%, 2018 - 2041	10,177,577	11,063,529
Fannie Mae, 5.37%, 2018	600,000	678,458
Fannie Mae, 4.6%, 2019	184,849	212,979
Fannie Mae, 3%, 2027	298,953	314,816
Fannie Mae, 7.5%, 2030 - 2031	156,780	190,473
Fannie Mae, 6.5%, 2031 - 2037	3,222,796	3,639,500
Fannie Mae, 4%, 2040 - 2041	819,014	878,179
Fannie Mae, 3.5%, 2041 - 2042	2,826,255	2,999,515
Fannie Mae, TBA, 2.5%, 2028	2,280,000	2,362,322
Fannie Mae, TBA, 3%, 2028 - 2043	2,511,000	2,605,334
Fannie Mae, TBA, 4%, 2028	960,000	1,027,013
Fannie Mae, TBA, 3.5%, 2043	9,143,000	9,634,829
Fannie Mae, TBA, 4.5%, 2043	3,000,000	3,232,819
Freddie Mac, 6%, 2016 - 2037	4,175,364	4,619,629
Freddie Mac, 3.882%, 2017	406,817	452,323
Freddie Mac, 5%, 2017 - 2039	6,162,647	6,698,257
Freddie Mac, 2.303%, 2018	216,058	226,352
Freddie Mac, 2.412%, 2018	594,000	626,054
Freddie Mac, 3.154%, 2018	156,000	169,518
Freddie Mac, 4.5%, 2018 - 2039	4,074,199	4,363,432
Freddie Mac, 5.085%, 2019	1,523,000	1,785,970
Freddie Mac, 5.5%, 2019 - 2037	5,350,835	5,840,150
Freddie Mac, 3.808%, 2020	1,303,000	1,463,234
Freddie Mac, 6.5%, 2034 - 2038	1,740,963	1,970,028
Freddie Mac, 4%, 2040 - 2041	5,462,350	5,806,080
Freddie Mac, 3.5%, 2042	2,505,064	2,650,897
Freddie Mac, TBA, 2.5%, 2028	1,662,000	1,717,054
Freddie Mac, TBA, 3%, 2043	2,890,000	2,959,541
Freddie Mac, TBA, 3.5%, 2043	630,000	661,377
Ginnie Mae, 4.5%, 2033 - 2041	6,485,327	7,146,494
Ginnie Mae, 5%, 2033 - 2041	4,312,994	4,751,072

Issuer	Shares/Par	Value ($)

BONDS – continued
Mortgage-Backed – continued
Ginnie Mae, 5.5%, 2033 - 2035	$2,221,908	$2,448,871
Ginnie Mae, 6%, 2033 - 2038	2,593,750	2,949,551
Ginnie Mae, 3.5%, 2041 - 2042	2,165,135	2,328,540
Ginnie Mae, 4%, 2041	3,173,195	3,442,346
Ginnie Mae, TBA, 3%, 2043	4,110,000	4,289,704

		$155,178,435

Natural Gas – Pipeline – 0.4%
Energy Transfer Partners LP, 3.6%, 2023	$708,000	$704,544
Enterprise Products Operating LLC, 6.5%, 2019	1,042,000	1,293,719
Kinder Morgan Energy Partners LP, 7.4%, 2031	804,000	1,033,090
Kinder Morgan Energy Partners LP, 7.75%, 2032	661,000	883,885
Spectra Energy Capital LLC, 8%, 2019	1,040,000	1,371,785

		$5,287,023

Network & Telecom – 0.2%
AT&T, Inc., 5.55%, 2041	$539,000	$594,119
AT&T, Inc., 4.35%, 2045 (n)	1,614,000	1,500,434
Telecom Italia Capital, 5.25%, 2013	812,000	828,925

		$2,923,478

Oil Services – 0.1%
Transocean, Inc., 3.8%, 2022	$638,000	$628,505

Other Banks & Diversified Financials – 0.7%
American Express Co., 5.5%, 2016	$1,034,000	$1,179,173
Banco Bradesco S.A., 6.75%, 2019 (n)	681,000	772,935
Banco de Credito del Peru, 5.375%, 2020	1,038,000	1,131,420
BBVA Bancomer S.A. de C.V., 6.75%, 2022 (n)	1,010,000	1,153,925
Capital One Financial Corp., 6.15%, 2016	1,670,000	1,919,799
Citigroup, Inc., 3.375%, 2023	451,000	454,623
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)	1,081,000	1,332,661
Svenska Handelsbanken AB, 4.875%, 2014 (n)	1,220,000	1,281,450
Swedbank AB, 2.125%, 2017 (n)	294,000	297,530

		$9,523,516

Pharmaceuticals – 0.6%
AbbVie, Inc., 1.2%, 2015 (n)	$2,310,000	$2,327,946
Hospira, Inc., 6.05%, 2017	1,164,000	1,324,561
Roche Holdings, Inc., 6%, 2019 (n)	1,578,000	1,962,555
Teva Pharmaceutical Finance IV LLC, 3.65%, 2021	1,610,000	1,713,362

		$7,328,424

Real Estate – 0.5%
Boston Properties, Inc., REIT, 5%, 2015	$411,000	$447,110
ERP Operating LP, REIT, 5.375%, 2016	320,000	362,507
ERP Operating LP, REIT, 4.625%, 2021	1,141,000	1,279,474

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Real Estate – continued
HCP, Inc., REIT, 5.375%, 2021	$919,000	$1,067,513
Simon Property Group, Inc., REIT, 5.875%, 2017	1,131,000	1,314,324
WEA Finance LLC, REIT, 6.75%, 2019 (n)	457,000	565,166
WEA Finance LLC, REIT, 4.625%, 2021 (n)	1,240,000	1,383,105

		$6,419,199

Retailers – 0.4%
Home Depot, Inc., 5.95%, 2041	$346,000	$439,748
Limited Brands, Inc., 5.25%, 2014	440,000	464,200
Target Corp., 4%, 2042	1,292,000	1,257,147
Wal-Mart Stores, Inc., 5.25%, 2035	2,435,000	2,858,668

		$5,019,763

Supranational – 0.1%
Asian Development Bank, 2.75%, 2014	$1,120,000	$1,151,147
Asian Development Bank, 1.125%, 2017	729,000	741,515

		$1,892,662

Telecommunications – Wireless – 0.4%
American Tower Trust I, 3.07%, 2023 (n)	$1,250,000	$1,257,889
Crown Castle Towers LLC, 6.113%, 2020 (n)	888,000	1,086,377
Crown Castle Towers LLC, 4.883%, 2020 (n)	440,000	506,450
Rogers Communications, Inc., 6.8%, 2018	1,686,000	2,120,767

		$4,971,483

Tobacco – 0.2%
Altria Group, Inc., 2.85%, 2022	$1,270,000	$1,248,528
B.A.T. International Finance PLC, 3.25%, 2022 (n)	1,302,000	1,353,488

		$2,602,016

Transportation – Services – 0.1%
ERAC USA Finance Co., 7%, 2037 (n)	$1,423,000	$1,815,539

U.S. Government Agencies and Equivalents – 0.3%
Aid-Egypt, 4.45%, 2015	$152,000	$166,813
Small Business Administration, 4.35%, 2023	15,729	17,105
Small Business Administration, 4.77%, 2024	451,749	493,450
Small Business Administration, 5.18%, 2024	768,199	855,989
Small Business Administration, 5.52%, 2024	97,812	110,659
Small Business Administration, 4.99%, 2024	640,672	713,223
Small Business Administration, 4.95%, 2025	40,949	45,111

Issuer	Shares/Par	Value ($)

BONDS – continued
U.S. Government Agencies and Equivalents – continued
Small Business Administration, 5.11%, 2025	$1,357,720	$1,541,739

		$3,944,089

U.S. Treasury Obligations – 12.0%
U.S. Treasury Bonds, 8.5%, 2020	$2,604,000	$3,874,059
U.S. Treasury Bonds, 8%, 2021	357,000	543,979
U.S. Treasury Bonds, 6%, 2026	499,000	710,296
U.S. Treasury Bonds, 6.75%, 2026	440,000	668,319
U.S. Treasury Bonds, 5.25%, 2029	159,000	215,693
U.S. Treasury Bonds, 5.375%, 2031	79,000	109,896
U.S. Treasury Bonds, 4.5%, 2036	94,000	119,395
U.S. Treasury Bonds, 5%, 2037	6,446,000	8,777,641
U.S. Treasury Bonds, 4.5%, 2039	16,701,200	21,325,345
U.S. Treasury Notes, 2%, 2013	2,545,000	2,576,217
U.S. Treasury Notes, 1.5%, 2013	280,000	282,822
U.S. Treasury Notes, 1.875%, 2014	10,265,000	10,424,990
U.S. Treasury Notes, 1.875%, 2014	15,111,000	15,386,655
U.S. Treasury Notes, 4.75%, 2014	150,000	157,658
U.S. Treasury Notes, 0.5%, 2014	4,732,000	4,751,037
U.S. Treasury Notes, 4.125%, 2015	4,512,000	4,878,600
U.S. Treasury Notes, 2.125%, 2015	6,296,000	6,546,367
U.S. Treasury Notes, 2.625%, 2016	936,000	997,425
U.S. Treasury Notes, 5.125%, 2016	488,000	559,408
U.S. Treasury Notes, 0.875%, 2016	51,341,000	52,034,925
U.S. Treasury Notes, 4.75%, 2017	1,507,000	1,775,434
U.S. Treasury Notes, 3.75%, 2018	1,633,000	1,890,198
U.S. Treasury Notes, 2.75%, 2019	405,500	447,064
U.S. Treasury Notes, 3.5%, 2020	13,238,000	15,285,760
U.S. Treasury Notes, 3.125%, 2021	150,000	168,902

		$154,508,085

Utilities – Electric Power – 0.8%
Bruce Mansfield Unit, 6.85%, 2034	$1,023,973	$1,109,884
MidAmerican Funding LLC, 6.927%, 2029	2,816,000	3,731,718
Oncor Electric Delivery Co., 7%, 2022	988,000	1,285,455
Progress Energy, Inc., 3.15%, 2022	1,374,000	1,400,039
PSEG Power LLC, 5.32%, 2016	1,014,000	1,145,434
System Energy Resources, Inc., 5.129%, 2014 (z)	173,565	175,254
Waterford 3 Funding Corp., 8.09%, 2017	1,211,276	1,246,645

		$10,094,429

Total Bonds		$488,136,793

CONVERTIBLE PREFERRED STOCKS – 0.3%
Aerospace – 0.0%
United Technologies Corp., 7.5%	9,520	$569,772

Automotive – 0.2%
General Motors Co., 4.75%	45,390	$1,949,047

Utilities – Electric Power – 0.1%
PPL Corp., 9.5%	13,190	$722,812

Total Convertible Preferred Stocks		$3,241,631

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

MONEY MARKET FUNDS – 2.8%
MFS Institutional Money Market Portfolio, 0.14%, at Net Asset Value (v)	36,325,565	$36,325,565

Total Investments		$1,306,832,073

OTHER ASSETS, LESS LIABILITIES – (1.9)%		(24,265,624)

Net Assets – 100.0%		$1,282,566,449

(a)	Non-income producing security.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $41,067,786, representing 3.2% of net assets.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.803%, 2040	3/01/06	$1,349,514	$718,767
Russian Federation, 3.625%, 2015	4/22/10	2,693,793	2,818,800
Spirit Master Funding LLC, 5.05%, 2023	10/04/05	1,179,923	1,206,972
System Energy Resources, Inc., 5.129%, 2014	4/16/04	173,565	175,254
Total Restricted Securities			$4,919,793
% of Net assets			0.4%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TBA	To Be Announced

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

7

Supplemental Information

3/31/13 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$782,369,715	$—	$—	$782,369,715
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	159,229,871	—	159,229,871
Non-U.S. Sovereign Debt	—	20,124,145	—	20,124,145
Corporate Bonds	—	87,535,204	—	87,535,204
Residential Mortgage-Backed Securities	—	156,835,343	—	156,835,343
Commercial Mortgage-Backed Securities	—	24,509,006	—	24,509,006
Asset-Backed Securities (including CDOs)	—	1,103,114	—	1,103,114
Foreign Bonds	—	38,800,110	—	38,800,110
Mutual Funds	36,325,565	—	—	36,325,565
Total Investments	$818,695,280	$488,136,793	$—	$1,306,832,073

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $30,734,362 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity

8

Supplemental Information (unaudited) – continued

securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,143,326,333
Gross unrealized appreciation	190,775,266
Gross unrealized depreciation	(27,269,526)
Net unrealized appreciation (depreciation)	$163,505,740

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	24,125,189	65,226,253	(53,025,877)	36,325,565

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$11,724	$36,325,565

9

QUARTERLY REPORT

March 31, 2013

MFS® UTILITIES PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

3/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 90.3%
Broadcasting – 0.1%
Time Warner, Inc.	2,870	$165,365

Cable TV – 12.1%
Astro Malaysia Holdings Berhad	1,629,900	$1,485,799
Comcast Corp., “Special A”	296,940	11,764,763
Kabel Deutschland Holding AG	20,081	1,853,042
Liberty Global, Inc., “A” (a)	23,440	1,720,496
Telenet Group Holding N.V.	15,589	771,025
Time Warner Cable, Inc.	86,649	8,323,503
Virgin Media, Inc.	162,080	7,937,058
Ziggo N.V.	111,540	3,923,049

		$37,778,735

Energy – Independent – 4.6%
Access Midstream Partners LP	4,010	$161,884
Anadarko Petroleum Corp.	1,840	160,908
Cabot Oil & Gas Corp.	22,630	1,530,014
Energen Corp.	44,540	2,316,525
EQT Corp.	75,200	5,094,800
LINN Energy LLC	4,120	156,148
Noble Energy, Inc.	16,700	1,931,522
QEP Resources, Inc.	92,850	2,956,344

		$14,308,145

Natural Gas – Distribution – 6.8%
AGL Energy Ltd.	55,240	$913,722
China Resources Gas Group Ltd.	306,000	849,431
Gas Natural SDG S.A.	68,570	1,213,992
GDF SUEZ	108,450	2,088,275
Infraestructura Energetica Nova, S.A. de C.V (a)	142,900	456,528
NiSource, Inc.	94,170	2,762,948
ONEOK, Inc.	88,470	4,217,365
Sempra Energy	48,150	3,849,111
Spectra Energy Corp.	154,530	4,751,798

		$21,103,170

Natural Gas – Pipeline – 9.2%
APA Group	60,748	$377,652
Cheniere Energy, Inc. (a)	23,410	655,480
Enagas S.A.	182,034	4,239,123
Enbridge, Inc.	33,420	1,553,273
Kinder Morgan, Inc.	258,836	10,011,776
ONEOK Partners LP	1,550	88,970
TransCanada Corp.	19,250	917,387
Williams Cos., Inc.	182,387	6,832,217
Williams Partners LP	78,370	4,059,566

		$28,735,444

Oil Services – 0.8%
Ensco PLC, “A”	33,210	$1,992,600
Noble Corp.	16,170	616,886

		$2,609,486

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Telecommunications – Wireless – 5.9%
American Tower Corp., REIT	52,450	$4,034,454
Cellcom Israel Ltd.	109,742	898,787
Megafon OAO, GDR (a)	7,500	232,500
Mobile TeleSystems OJSC	17,910	159,094
Mobile TeleSystems OJSC, ADR	174,400	3,617,056
NII Holdings, Inc. (a)	20,040	86,773
SBA Communications Corp. (a)	29,720	2,140,434
Telefonica Deutschland Holding AG (a)	112,790	863,532
TIM Participacoes S.A., ADR	179,757	3,933,083
Turkcell Iletisim Hizmetleri A.S. (a)	362,310	2,432,753

		$18,398,466

Telephone Services – 10.0%
AT&T, Inc.	50,160	$1,840,370
Bezeq – The Israel Telecommunication Corp. Ltd.	2,057,370	2,848,450
BT Group PLC	266,830	1,127,109
CenturyLink, Inc.	82,795	2,908,588
Empresa Nacional de Telecomunicaciones S.A.	35,708	755,529
Frontier Communications Corp.	339,970	1,353,081
Oi S.A., IPS	169,500	515,806
Portugal Telecom, SGPS, S.A.	251,348	1,245,090
PT XL Axiata Tbk	2,323,000	1,255,030
Swisscom AG	330	152,725
TDC A.S.	459,713	3,532,818
Telecom Italia S.p.A.	3,765,533	2,317,159
Telefonica Brasil S.A., ADR	89,186	2,379,482
Verizon Communications, Inc.	111,110	5,461,057
Windstream Corp. (l)	430,440	3,421,998

		$31,114,292

Utilities – Electric Power – 40.0%
AES Corp.	528,800	$6,647,016
AES Gener S.A.	163,330	112,427
American Electric Power Co., Inc.	74,700	3,632,661
Calpine Corp. (a)	332,840	6,856,504
CenterPoint Energy, Inc.	133,360	3,195,306
CEZ A.S.	48,323	1,416,310
Cheung Kong Infrastructure Holdings Ltd.	245,000	1,680,525
China Longyuan Power Group	821,000	746,375
CLP Holdings Ltd.	187,000	1,637,984
CMS Energy Corp.	308,240	8,612,226
Companhia Energetica de Minas Gerais, IPS	319,425	3,742,997
Companhia Paranaense de Energia, ADR	60,620	937,791
Companhia Paranaense de Energia, IPS	103,300	1,590,134
Duke Energy Corp.	59,420	4,313,298
E.On Russia JSC	5,010,603	423,792
Edison International	179,110	9,012,815
EDP Renovaveis S.A. (a)	958,998	4,634,973
Energias de Portugal S.A.	2,611,280	8,041,084
Energias do Brasil S.A.	439,200	2,755,509
Exelon Corp.	9,480	326,870

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Utilities – Electric Power – continued
FirstEnergy Corp.	82,460	$3,479,812
Fortum Corp.	15,766	317,733
Great Plains Energy, Inc.	60,650	1,406,474
Iberdrola S.A.	448,593	2,089,325
ITC Holdings Corp.	24,490	2,185,977
Light S.A.	143,520	1,415,880
National Grid PLC	66,562	773,703
NextEra Energy, Inc.	59,810	4,646,041
Northeast Utilities	50,600	2,199,076
NRG Energy, Inc.	279,605	7,406,736
NV Energy, Inc.	45,520	911,766
OGE Energy Corp.	84,540	5,916,109
PG&E Corp.	48,440	2,157,033
Portland General Electric Co.	20,070	608,723
PPL Corp.	152,830	4,785,107
Public Service Enterprise Group, Inc.	163,300	5,607,722
Red Electrica de Espana	67,936	3,418,439
SSE PLC	93,966	2,118,805
Terna Participacoes S.A., IEU	65,260	721,189
Tractebel Energia S.A.	55,600	950,632
Xcel Energy, Inc.	31,470	934,659

		$124,367,538

Utilities – Water – 0.8%
Aguas Andinas S.A.	978,295	$766,640
Companhia de Saneamento de Minas Gerais – Copasa MG	47,800	1,156,598
SUEZ Environnement	45,150	575,871

		$2,499,109

Total Common Stocks		$281,079,750

BONDS – 0.7%
Asset-Backed & Securitized – 0.0%
Falcon Franchise Loan LLC, FRN, 6.181%, 2023 (i)(z)	$157,211	$17,293

Issuer	Shares/Par	Value ($)
BONDS – continued
Energy – Independent – 0.5%
EP Energy LLC, 9.375%, 2020	$1,490,000	$1,720,950

Utilities – Electric Power – 0.2%
Viridian Group FundCo II, Ltd., 11.125%, 2017 (z)	$480,000	$506,400

Total Bonds		$2,244,643

CONVERTIBLE PREFERRED STOCKS – 4.0%
Utilities – Electric Power – 4.0%
NextEra Energy, Inc., 7%	54,670	$3,162,660
NextEra Energy, Inc. 8.375%	41,040	2,238,732
PPL Corp., 9.5%	65,290	3,577,892
PPL Corp., 8.75%	64,490	3,595,318

Total Convertible Preferred Stocks		$12,574,602

CONVERTIBLE BONDS – 1.5%
Cable TV – 0.8%
Virgin Media, Inc., 6.5%, 2016	$913,000	$2,399,478

Telecommunications – Wireless – 0.7%
SBA Communications Corp., 4%, 2014	$951,000	$2,267,541

Total Convertible Bonds		$4,667,019

MONEY MARKET FUNDS – 3.1%
MFS Institutional Money Market Portfolio, 0.14%, at Net Asset Value (v)	9,618,449	$9,618,449

COLLATERAL FOR SECURITIES LOANED – 0.8%
Navigator Securities Lending Prime Portfolio, 0.21%, at Net Asset Value (j)	2,315,775	$2,315,775

Total Investments		$312,500,238

OTHER ASSETS, LESS LIABILITIES – (0.4)%		(1,121,540)

Net Assets – 100.0%		$311,378,698

(a)	Non-income producing security.

(i)	Interest only security for which the series receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Falcon Franchise Loan LLC, FRN, 6.181%, 2023	1/18/02	$5,155	$17,293
Viridian Group FundCo II, Ltd., 11.125%, 2017	3/01/12	466,869	506,400
Total Restricted Securities			$523,693
% of Net assets			0.2%

2

Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
GDR	Global Depositary Receipt
IEU	International Equity Unit
IPS	International Preference Stock
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Derivative Contracts at 3/31/13

Forward Foreign Currency Exchange Contracts at 3/31/13

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	EUR	Barclays Bank PLC	7,726,364	4/15/13-6/18/13	$10,025,837	$9,910,356	$115,481
SELL	EUR	Citibank N.A.	178,158	4/15/13	229,655	228,417	1,238
SELL	EUR	Credit Suisse Group	236,972	4/15/13	311,069	303,822	7,247
SELL	EUR	Deutsche Bank AG	2,367,022	4/15/13	3,096,511	3,034,761	61,750
SELL	EUR	Goldman Sachs International	26,835	4/15/13	35,144	34,405	739
SELL	EUR	JPMorgan Chase Bank N.A.	—	4/15/13	3,074,793	3,013,779	61,014
SELL	EUR	Merrill Lynch International Bank	121,098	4/15/13	158,284	155,260	3,024
SELL	EUR	UBS AG	7,658,785	4/15/13-6/18/13	9,938,991	9,823,713	115,278
BUY	GBP	Barclays Bank PLC	863,240	4/15/13-6/18/13	1,297,783	1,311,179	13,396
BUY	GBP	JPMorgan Chase Bank N.A.	94,140	4/15/13	140,657	143,032	2,375
SELL	GBP	Barclays Bank PLC	3,721,325	4/15/13	5,984,710	5,653,999	330,711
SELL	GBP	Deutsche Bank AG	3,721,325	4/15/13	5,987,722	5,653,999	333,723

							$1,045,976

Liability Derivatives
BUY	EUR	Credit Suisse Group	226,436	4/15/13	$301,396	$290,313	$(11,083)
BUY	EUR	Deutsche Bank AG	827,092	4/15/13	1,111,654	1,060,415	(51,239)
BUY	EUR	Goldman Sachs International	41,501	4/15/13	54,350	53,208	(1,142)
BUY	EUR	UBS AG	677,562	4/12/13-4/15/13	897,401	868,702	(28,699)
BUY	GBP	Barclays Bank PLC	262,854	4/15/13	412,865	399,368	(13,497)
BUY	GBP	Credit Suisse Group	182,234	4/15/13	293,267	276,877	(16,390)
BUY	GBP	Deutsche Bank AG	436,830	4/15/13	683,765	663,697	(20,068)
BUY	GBP	UBS AG	178,166	4/15/13	276,936	270,697	(6,239)
SELL	GBP	Credit Suisse Group	68,197	4/15/13	101,615	103,615	(2,000)

							$(150,357)

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

Supplemental Information

3/31/13 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

4

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of March 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$202,721,338	$—	$—	$202,721,338
Brazil	20,099,101	—	—	20,099,101
Portugal	13,921,146	—	—	13,921,146
Spain	10,960,879	—	—	10,960,879
Russia	3,849,556	582,886	—	4,432,442
United Kingdom	4,019,616	—	—	4,019,616
Netherlands	3,923,049	—	—	3,923,049
Israel	898,787	2,848,450	—	3,747,237
Denmark	3,532,818	—	—	3,532,818
Other Countries	24,258,978	2,037,748	—	26,296,726
U.S. Corporate Bonds	—	6,387,969	—	6,387,969
Commercial Mortgage-Backed Securities	—	17,293	—	17,293
Foreign Bonds	—	506,400	—	506,400
Mutual Funds	11,934,224	—	—	11,934,224
Total Investments	$300,119,492	$12,380,746	$—	$312,500,238

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$895,619	$—	$895,619

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $54,533,917 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$286,822,454
Gross unrealized appreciation	45,202,826
Gross unrealized depreciation	(19,525,042)
Net unrealized appreciation (depreciation)	$25,677,784

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,415,228	23,609,785	(15,406,564)	9,618,449

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$2,151	$9,618,449

5

Supplemental Information (unaudited) – continued

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2013, are as follows:

United States	70.6%
Brazil	6.5%
Portugal	4.5%
Spain	3.5%
United Kingdom	1.5%
Russia	1.4%
Netherlands	1.3%
Israel	1.2%
Denmark	1.1%
Other Countries	8.4%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

6

QUARTERLY REPORT

March 31, 2013

MFS® STRATEGIC INCOME PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

3/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

BONDS – 66.7%
Asset-Backed & Securitized – 1.0%
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.803%, 2040 (z)	$160,656	$85,568
Capital Trust Realty Ltd., CDO, 5.16%, 2035 (n)	52,465	52,616
Crest Ltd., “A1” CDO, FRN, 0.763%, 2018 (z)	18,282	18,008
Crest Ltd., CDO, 7%, 2040 (p)	326,770	16,339
Falcon Franchise Loan LLC, FRN, 6.181%, 2023 (i)(z)	128,662	14,153
Falcon Franchise Loan LLC, FRN, 8.803%, 2025 (i)(z)	95,113	14,952
First Union-Lehman Brothers Bank of America, FRN, 0.546%, 2035 (i)	1,047,694	19,939
GMAC LLC, FRN, 6.02%, 2033 (z)	99,040	100,257
HLSS Servicer Advance Receivables Trust, 2013-T1, “A2”, 1.495%, 2046 (n)	150,000	151,020
Morgan Stanley Capital I, Inc., FRN, 1.384%, 2039 (i)(z)	736,035	14,721

		$487,573

Automotive – 0.8%
Daimler Finance North America LLC, 1.875%, 2018 (n)	$212,000	$213,643
Harley-Davidson Financial Services, 3.875%, 2016 (n)	190,000	204,034

		$417,677

Biotechnology – 0.3%
Life Technologies Corp., 6%, 2020	$150,000	$168,291

Broadcasting – 0.9%
CBS Corp., 5.75%, 2020	$40,000	$47,097
CBS Corp., 3.375%, 2022	148,000	150,744
News America, Inc., 8.5%, 2025	75,000	102,896
Vivendi S.A., 4.75%, 2022 (n)	160,000	165,832

		$466,569

Brokerage & Asset Managers – 1.0%
Blackstone Holdings Finance Co. LLC, 4.75%, 2023 (n)	$153,000	$168,848
Invesco Finance PLC, 3.125%, 2022	108,000	110,223
TD Ameritrade Holding Corp., 5.6%, 2019	175,000	209,575

		$488,646

Building – 0.4%
CRH PLC, 8.125%, 2018	$120,000	$149,136
Owens Corning, Inc., 4.2%, 2022	65,000	66,479

		$215,615

Cable TV – 1.9%
Cox Communications, Inc., 3.25%, 2022 (n)	$193,000	$196,066
DIRECTV Holdings LLC, 5.875%, 2019	70,000	82,906
Myriad International Holdings B.V., 6.375%, 2017 (n)	128,000	144,166

Issuer	Shares/Par	Value ($)

BONDS – continued
Cable TV – continued
NBCUniversal Enterprise, Inc., 1.974%, 2019 (z)	$104,000	$104,288
NBCUniversal Media LLC, 5.95%, 2041	161,000	194,155
Time Warner Cable, Inc., 8.25%, 2019	190,000	247,327

		$968,908

Chemicals – 0.9%
Dow Chemical Co., 8.55%, 2019	$260,000	$349,484
Sociedad Quimica y Minera de Chile S.A., 5.5%, 2020 (n)	100,000	112,670

		$462,154

Computer Software – 0.2%
Oracle Corp., 5.375%, 2040	$103,000	$120,677

Conglomerates – 0.1%
Ingersoll-Rand Global Holding Co. Ltd., 9.5%, 2014	$61,000	$66,286

Consumer Products – 0.9%
Avon Products, Inc., 4.6%, 2020	$121,000	$125,692
Mattel, Inc., 5.45%, 2041	83,000	90,456
Newell Rubbermaid, Inc., 2.05%, 2017	74,000	74,410
Newell Rubbermaid, Inc., 4.7%, 2020	90,000	99,860
Tupperware Brands Corp., 4.75%, 2021	81,000	85,315

		$475,733

Consumer Services – 0.4%
Experian Finance PLC, 2.375%, 2017 (n)	$200,000	$203,937

Defense Electronics – 0.6%
BAE Systems Holdings, Inc., 5.2%, 2015 (n)	$212,000	$230,188
BAE Systems Holdings, Inc., 6.375%, 2019 (n)	60,000	71,852

		$302,040

Electrical Equipment – 0.3%
Arrow Electronics, Inc., 3%, 2018	$53,000	$53,470
Ericsson, Inc., 4.125%, 2022	115,000	119,571

		$173,041

Electronics – 0.1%
Tyco Electronics Group S.A., 3.5%, 2022	$48,000	$48,880

Emerging Market Quasi-Sovereign – 2.6%
Gaz Capital S.A., 3.85%, 2020 (n)	$200,000	$200,000
Gaz Capital S.A., 4.95%, 2028 (n)	200,000	197,000
IIRSA Norte Finance Ltd., 8.75%, 2024	117,724	144,070
Petrobras International Finance Co., 7.875%, 2019	81,000	98,548
Petrobras International Finance Co., 6.75%, 2041	73,000	82,511
Petroleos Mexicanos, 5.5%, 2021	116,000	133,110
Petroleos Mexicanos, 4.875%, 2022	54,000	59,805
Petroleos Mexicanos, 6.5%, 2041	49,000	57,698

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Emerging Market Quasi-Sovereign – continued
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 2016 (n)	$145,425	$156,550
Rosneft, 4.199%, 2022 (n)	200,000	198,250

		$1,327,542

Emerging Market Sovereign – 0.4%
Republic of Hungary, 5.375%, 2023	$10,000	$9,413
Republic of Philippines, 6.375%, 2034	100,000	131,000
Republic of Poland, 5%, 2022	23,000	26,276
Republic of Romania, 4.375%, 2023 (n)	6,000	5,875
United Mexican States, 5.95%, 2019	6,000	7,260

		$179,824

Energy – Independent – 0.3%
EQT Corp., 4.875%, 2021	$74,000	$78,406
Hess Corp., 8.125%, 2019	60,000	77,492

		$155,898

Energy – Integrated – 1.1%
BP Capital Markets PLC, 4.5%, 2020	$46,000	$52,559
BP Capital Markets PLC, 4.742%, 2021	130,000	150,675
Cenovus Energy, Inc., 4.5%, 2014	60,000	63,180
Pacific Rubiales Energy Corp., 7.25%, 2021 (n)	115,000	130,698
Petro-Canada Financial Partnership, 5%, 2014	170,000	181,257

		$578,369

Financial Institutions – 1.4%
General Electric Capital Corp., 6%, 2019	$50,000	$60,703
General Electric Capital Corp., 5.5%, 2020	110,000	130,346
General Electric Capital Corp., 3.15%, 2022	138,000	137,118
General Electric Capital Corp., 3.1%, 2023	79,000	78,215
LeasePlan Corp. N.V., 3%, 2017 (n)	200,000	203,940
NYSE Euronext, 2%, 2017	86,000	87,923

		$698,245

Food & Beverages – 3.0%
Anheuser-Busch InBev S.A., 7.75%, 2019	$220,000	$289,104
Campbell Soup Co., 2.5%, 2022	61,000	58,058
Conagra Foods, Inc., 3.2%, 2023	300,000	299,014
Kraft Foods Group, Inc., 6.125%, 2018	170,000	206,767
Mead Johnson Nutrition Co., “A”, 4.9%, 2019	43,000	48,874
Pernod-Ricard S.A., 2.95%, 2017 (n)	200,000	210,059
SABMiller Holdings, Inc., 3.75%, 2022 (n)	205,000	219,422
Tyson Foods, Inc., 6.6%, 2016	120,000	137,460
Tyson Foods, Inc., 4.5%, 2022	75,000	81,609

		$1,550,367

Food & Drug Stores – 0.4%
CVS Caremark Corp., 5.75%, 2041	$180,000	$213,742

Forest & Paper Products – 0.2%
Votorantim Participacoes S.A., 6.75%, 2021 (n)	$100,000	$115,750

Issuer	Shares/Par		Value ($)

BONDS – continued
Insurance – 2.1%
Allianz AG, 5.5% to 2014, FRN to 2049	EUR	248,000	$321,910
American International Group, Inc., 3%, 2015		$50,000	51,874
ING U.S., Inc., 2.9%, 2018 (n)		67,000	67,958
MetLife, Inc., 1.756%, 2017		31,000	31,381
Metropolitan Life Global Funding I, 5.125%, 2014 (n)		80,000	84,324
Principal Financial Group, Inc., 8.875%, 2019		130,000	176,863
Prudential Financial, Inc., 6.2%, 2015		130,000	141,805
Unum Group, 7.125%, 2016		160,000	188,684

			$1,064,799

Insurance – Property & Casualty – 2.6%
Aon Corp., 3.5%, 2015		$140,000	$148,073
AXIS Capital Holdings Ltd., 5.75%, 2014		205,000	218,376
AXIS Capital Holdings Ltd., 5.875%, 2020		50,000	56,956
CNA Financial Corp., 5.875%, 2020		160,000	188,355
Liberty Mutual Group, Inc., 4.95%, 2022 (n)		114,000	125,001
PartnerRe Ltd., 5.5%, 2020		107,000	121,834
QBE Capital Funding III Ltd., FRN, 7.25%, 2041 (n)		200,000	210,000
Travelers Cos., Inc., 3.9%, 2020		220,000	246,967

			$1,315,562

International Market Quasi-Sovereign – 1.5%
EDF Energies Nouvelles S.A., 6.5%, 2019 (n)		$230,000	$280,808
Exportfinans A.S.A., 5.5%, 2016		150,000	155,815
ING Bank N.V., 3.9%, 2014 (n)		190,000	196,407
Vestjysk Bank A/S, FRN, 0.83%, 2013 (n)		130,000	130,191

			$763,221

International Market Sovereign – 9.0%
Commonwealth of Australia, 5.75%, 2021	AUD	38,000	$46,346
Federal Republic of Germany, 3.75%, 2015	EUR	239,000	326,626
Federal Republic of Germany, 4.25%, 2018	EUR	97,000	149,523
Federal Republic of Germany, 6.25%, 2030	EUR	81,000	167,081
Government of Canada, 4.5%, 2015	CAD	86,000	90,801
Government of Canada, 4.25%, 2018	CAD	45,000	50,626
Government of Canada, 5.75%, 2033	CAD	17,000	25,481
Government of Japan, 1.7%, 2017	JPY	33,450,000	377,290
Government of Japan, 1.1%, 2020	JPY	17,000,000	190,540
Government of Japan, 2.1%, 2024	JPY	8,000,000	97,937
Government of Japan, 2.2%, 2027	JPY	19,100,000	235,795
Government of Japan, 2.4%, 2037	JPY	20,100,000	253,369
Kingdom of Belgium, 5.5%, 2017	EUR	113,000	174,653
Kingdom of Denmark, 3%, 2021	DKK	218,000	43,386
Kingdom of Spain, 4.6%, 2019	EUR	167,000	219,129
Kingdom of Sweden, 5%, 2020	SEK	155,000	29,587

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

BONDS – continued
International Market Sovereign – continued
Kingdom of the Netherlands, 3.75%, 2014	EUR	187,000	$251,108
Kingdom of the Netherlands, 5.5%, 2028	EUR	22,000	40,068
Republic of Austria, 4.65%, 2018	EUR	78,000	118,405
Republic of Finland, 3.875%, 2017	EUR	22,000	32,310
Republic of France, 6%, 2025	EUR	53,000	94,208
Republic of France, 4.75%, 2035	EUR	113,000	185,994
Republic of Ireland, 4.6%, 2016	EUR	49,000	67,625
Republic of Italy, 4.25%, 2015	EUR	89,000	118,539
Republic of Italy, 5.25%, 2017	EUR	267,000	367,453
Republic of Italy, 3.75%, 2021	EUR	101,000	126,774
State of Israel, 4%, 2022		$248,000	267,840
United Kingdom Treasury, 8%, 2015	GBP	107,000	196,496
United Kingdom Treasury, 8%, 2021	GBP	79,000	181,256
United Kingdom Treasury, 4.25%, 2036	GBP	73,000	134,823

			$4,661,069

Local Authorities – 1.0%
Louisiana Gas & Fuels Tax Rev. (Build America Bonds), FRN, 3%, 2043		$160,000	$160,350
Province of Ontario, 5.45%, 2016		145,000	166,025
State of Illinois (Build America Bonds), 6.725%, 2035		175,000	198,639

			$525,014

Machinery & Tools – 0.5%
Atlas Copco AB, 5.6%, 2017 (n)		$214,000	$246,444

Major Banks – 7.8%
ABN AMRO Bank N.V., 4.25%, 2017 (n)		$200,000	$217,842
Bank of America Corp., 7.375%, 2014		65,000	69,562
Bank of America Corp., 6.5%, 2016		325,000	374,297
Bank of America Corp., 3.3%, 2023		113,000	111,425
Barclays Bank PLC, 5.125%, 2020		130,000	149,547
BNP Paribas, 7.195% to 2037, FRN to 2049 (n)		100,000	103,000
BNP Paribas, FRN, 3.03%, 2014		78,000	80,971
Commonwealth Bank of Australia, 5%, 2019 (n)		140,000	163,686
DBS Bank Ltd., 2.35%, 2017 (n)		200,000	206,853
Goldman Sachs Group, Inc., 5.125%, 2015		90,000	96,153
Goldman Sachs Group, Inc., 5.75%, 2022		201,000	233,708
HSBC Holdings PLC, 4%, 2022		323,000	347,525
JPMorgan Chase & Co., 2%, 2017		55,000	56,006
JPMorgan Chase & Co., 4.625%, 2021		140,000	156,477
Macquarie Bank Ltd., 5%, 2017 (n)		111,000	122,496
Macquarie Group Ltd., 6%, 2020 (n)		86,000	94,351
Merrill Lynch & Co., Inc., 6.4%, 2017		90,000	105,632
Morgan Stanley, 6%, 2014		100,000	105,400
Morgan Stanley, 7.3%, 2019		100,000	123,748
Morgan Stanley, 5.625%, 2019		100,000	114,988
Morgan Stanley, FRN, 1.538%, 2016		140,000	140,597
Royal Bank of Scotland PLC, 2.55%, 2015		87,000	89,418
Santander International Debt S.A., 2.991%, 2013 (n)		100,000	100,667

Issuer	Shares/Par	Value ($)

BONDS – continued
Major Banks – continued
Standard Chartered PLC, 3.85%, 2015 (n)	$150,000	$158,385
UFJ Finance Aruba AEC, 6.75%, 2013	159,000	161,854
Wells Fargo & Co., 7.98% to 2018, FRN to 2049	78,000	89,993
Westpac Banking Corp., 2%, 2017	240,000	247,052

		$4,021,633

Medical & Health Technology & Services – 1.0%
Cardinal Health, Inc., 5.8%, 2016	$201,000	$231,729
McKesson Corp., 5.7%, 2017	90,000	105,221
Owens & Minor, Inc., 6.35%, 2016	170,000	186,062

		$523,012

Metals & Mining – 0.9%
Freeport-McMoRan Copper & Gold, Inc., 2.375%, 2018 (n)	$80,000	$80,334
Freeport-McMoRan Copper & Gold, Inc., 3.1%, 2020 (n)	130,000	130,434
Southern Copper Corp., 6.75%, 2040	156,000	175,869
Vale Overseas Ltd., 4.375%, 2022	70,000	71,823

		$458,460

Mortgage-Backed – 0.5%
Fannie Mae, 6.5%, 2032	$69,574	$78,205
Freddie Mac, 4.224%, 2020	146,497	168,431

		$246,636

Natural Gas – Distribution – 0.4%
GDF Suez, 1.625%, 2017 (n)	$190,000	$190,982

Natural Gas – Pipeline – 2.2%
DCP Midstream LLC, 3.875%, 2023	$105,000	$105,568
Energy Transfer Partners LP, 3.6%, 2023	120,000	119,414
Energy Transfer Partners LP, 6.5%, 2042	135,000	154,254
Enterprise Products Partners LP, 6.3%, 2017	140,000	168,253
Kinder Morgan Energy Partners LP, 6.375%, 2041	190,000	229,073
Spectra Energy Capital LLC, 8%, 2019	164,000	216,320
Sunoco Logistics Partner LP, 3.45%, 2023	100,000	98,939
Williams Cos., Inc., 3.7%, 2023	47,000	46,657

		$1,138,478

Network & Telecom – 1.2%
AT&T, Inc., 5.5%, 2018	$150,000	$176,346
AT&T, Inc., 3.875%, 2021	70,000	75,690
Centurylink, Inc., 7.65%, 2042	134,000	129,478
France Telecom, 4.375%, 2014	120,000	125,234
Verizon Communications, Inc., 8.75%, 2018	91,000	122,380

		$629,128

Oil Services – 0.4%
Transocean, Inc., 2.5%, 2017	$53,000	$53,671
Transocean, Inc., 6%, 2018	110,000	124,586

		$178,257

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Other Banks & Diversified Financials – 3.5%
Bancolombia S.A., 5.125%, 2022	$5,000	$5,025
Citigroup, Inc., 6.375%, 2014	120,000	128,601
Citigroup, Inc., 6.01%, 2015	100,000	108,283
Citigroup, Inc., 8.5%, 2019	145,000	193,176
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)	157,000	193,550
Intesa Sanpaolo S.p.A., FRN, 2.688%, 2014 (n)	100,000	100,579
Lloyds TSB Bank PLC, 5.8%, 2020 (n)	100,000	117,729
Rabobank Nederland N.V., 3.375%, 2017	92,000	98,496
Rabobank Nederland N.V., 3.95%, 2022	250,000	251,710
Santander Holdings USA, Inc., 4.625%, 2016	20,000	21,388
SunTrust Banks, Inc., 3.5%, 2017	107,000	114,570
Svenska Handelsbanken AB, 4.875%, 2014 (n)	180,000	189,066
Swedbank AB, 2.125%, 2017 (n)	200,000	202,402
U.S. Bancorp, 2.95%, 2022	70,000	69,666

		$1,794,241

Personal Computers & Peripherals – 0.6%
Equifax, Inc., 3.3%, 2022	$105,000	$103,290
Motorola Solutions, Inc., 3.5%, 2023	189,000	190,115

		$293,405

Pharmaceuticals – 0.9%
AbbVie, Inc., 2.9%, 2022 (n)	$170,000	$170,153
Celgene Corp., 3.95%, 2020	160,000	173,107
Hospira, Inc., 6.05%, 2017	100,000	113,794

		$457,054

Pollution Control – 0.3%
Republic Services, Inc., 5.25%, 2021	$130,000	$151,964

Railroad & Shipping – 0.7%
CSX Corp., 4.1%, 2044	$304,000	$287,183
Panama Canal Railway Co., 7%, 2026 (n)	89,000	84,888

		$372,071

Real Estate – 1.7%
Boston Properties LP, REIT, 3.7%, 2018	$73,000	$80,046
DDR Corp., REIT, 4.625%, 2022	148,000	160,095
HCP, Inc., REIT, 5.375%, 2021	141,000	163,786
Health Care REIT, Inc., 2.25%, 2018	51,000	51,463
Kimco Realty Corp., REIT, 6.875%, 2019	36,000	45,622
Simon Property Group, Inc., REIT, 6.1%, 2016	230,000	262,807
WEA Finance LLC, REIT, 6.75%, 2019 (n)	110,000	136,036

		$899,855

Retailers – 2.0%
AutoZone, Inc., 6.5%, 2014	$230,000	$240,221
Dollar General Corp., 4.125%, 2017	113,000	121,334
Gap, Inc., 5.95%, 2021	189,000	216,049
Kohl’s Corp., 3.25%, 2023	162,000	156,306
Limited Brands, Inc., 5.25%, 2014	59,000	62,245
Macy’s, Inc., 7.875%, 2015	200,000	230,732

		$1,026,887

Issuer	Shares/Par	Value ($)

BONDS – continued
Supranational – 0.4%
Corporacion Andina de Fomento, 4.375%, 2022	$210,000	$227,969

Telecommunications – Wireless – 1.1%
American Tower Corp., REIT, 4.625%, 2015	$80,000	$85,309
American Tower Corp., REIT, 4.7%, 2022	126,000	136,934
Crown Castle Towers LLC, 6.113%, 2020 (n)	157,000	192,073
Rogers Cable, Inc., 5.5%, 2014	164,000	171,453

		$585,769

Tobacco – 1.6%
Altria Group, Inc., 9.25%, 2019	$71,000	$98,966
Lorillard Tobacco Co., 8.125%, 2019	112,000	142,490
Lorillard Tobacco Co., 6.875%, 2020	70,000	84,896
Reynolds American, Inc., 6.75%, 2017	240,000	288,867
Reynolds American, Inc., 4.75%, 2042	203,000	197,953

		$813,172

Transportation – Services – 0.4%
ERAC USA Finance Co., 6.375%, 2017 (n)	$180,000	$216,521

U.S. Government Agencies and Equivalents – 1.0%
National Credit Union Administration Guaranteed Note, 2.9%, 2020	$50,000	$53,285
Small Business Administration, 4.34%, 2024	143,503	157,429
Small Business Administration, 4.77%, 2024	117,636	128,495
Small Business Administration, 4.625%, 2025	91,267	101,681
Small Business Administration, 5.11%, 2025	84,371	95,806

		$536,696

Utilities – Electric Power – 2.2%
CMS Energy Corp., 4.25%, 2015	$140,000	$150,286
CMS Energy Corp., 5.05%, 2022	99,000	113,959
Duke Energy Corp., 3.35%, 2015	220,000	230,648
Exelon Generation Co. LLC, 5.2%, 2019	70,000	79,225
Oncor Electric Delivery Co., 4.1%, 2022	150,000	163,641
PPL WEM Holdings PLC, 3.9%, 2016 (n)	200,000	211,261
Progress Energy, Inc., 3.15%, 2022	196,000	199,714

		$1,148,734

Total Bonds		$34,372,797

	Strike Price	First Exercise

WARRANTS – 0.1%
Broadcasting – 0.1%
New Young Broadcasting Holding Co., Inc. (1 share for 1 warrant) (a)	$0.01	7/14/10	6	$22,800

COMMON STOCKS – 0.0%
Broadcasting – 0.0%
New Young Broadcasting Holding Co., Inc. (a)			2	$7,600

Printing & Publishing – 0.0%
American Media Operations, Inc. (a)			1,733	$9,098

Total Common Stocks				$16,698

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

UNDERLYING AFFILIATED FUNDS – 31.9%
MFS High Yield Pooled Portfolio (v)	1,646,833	$16,451,865

MONEY MARKET FUNDS – 0.2%
MFS Institutional Money Market Portfolio, 0.14%, at Net Asset Value (v)	95,866	$95,866

Total Investments		$50,960,026

OTHER ASSETS, LESS LIABILITIES – 1.1%		591,404

Net Assets – 100.0%		$51,551,430

(a)	Non-income producing security.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $8,276,849, representing 16.1% of net assets.

(p)	Payment-in-kind security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.803%, 2040	3/01/06	$160,656	$85,568
Crest Ltd., “A1” CDO, FRN, 0.763%, 2018	1/21/10	14,911	18,008
Falcon Franchise Loan LLC, FRN, 6.181%, 2023	1/18/02	4,252	14,153
Falcon Franchise Loan LLC, FRN, 8.803%, 2025	1/29/03	7,860	14,952
GMAC LLC, FRN, 6.02%, 2033	11/17/00	98,572	100,257
Morgan Stanley Capital I, Inc., FRN, 1.384%, 2039	7/20/04	20,353	14,721
NBCUniversal Enterprise, Inc., 1.974%, 2019	3/20/13	103,941	104,288
Total Restricted Securities			$351,947
% of Net assets			0.7%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
SEK	Swedish Krona

5

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 3/31/13

Forward Foreign Currency Exchange Contracts at 3/31/13

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	AUD	Westpac Banking Corp.	43,432	4/15/13	$45,200	$45,167	$33
SELL	CAD	Merrill Lynch International Bank	168,695	4/15/13	170,557	165,711	4,846
SELL	DKK	Deutsche Bank AG	242,054	4/15/13	42,563	41,630	933
SELL	EUR	Deutsche Bank AG	250,165	4/15/13	327,256	320,736	6,520
SELL	EUR	JPMorgan Chase Bank N.A.	280,173	4/15/13	366,482	359,210	7,272
SELL	GBP	Barclays Bank PLC	175,962	4/15/13	282,986	267,348	15,638
SELL	GBP	Deutsche Bank AG	175,962	4/15/13	283,128	267,348	15,780
SELL	SEK	Deutsche Bank AG	132,906	4/15/13	20,366	20,365	1

							$51,023

Liability Derivatives
BUY	JPY	Credit Suisse International	16,922,260	4/15/13	$193,101	$179,695	$(13,406)
BUY	JPY	Merrill Lynch International Bank	16,922,260	4/15/13	192,903	179,695	(13,208)

							$(26,614)

Futures Contracts Outstanding at 3/31/13

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	30	$3,959,531	June - 2013	$(31,013)

At March 31, 2013, the fund had cash collateral of $33,000 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

6

Supplemental Information

3/31/13 (unaudited)

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts.

7

Supplemental Information (unaudited) – continued

The following is a summary of the levels used as of March 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$—	$30,400	$9,098	$39,498
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	536,696	—	536,696
Non-U.S. Sovereign Debt	—	7,159,625	—	7,159,625
U.S. Corporate Bonds	—	18,284,084	—	18,284,084
Residential Mortgage-Backed Securities	—	246,636	—	246,636
Commercial Mortgage-Backed Securities	—	164,022	—	164,022
Asset-Backed Securities (including CDOs)	—	323,551	—	323,551
Foreign Bonds	—	7,658,183	—	7,658,183
Mutual Funds	16,547,731	—	—	16,547,731
Total Investments	$16,547,731	$34,403,197	$9,098	$50,960,026

Other Financial Instruments
Futures Contracts	$(31,013)	$—	$—	$(31,013)
Forward Foreign Currency Exchange Contracts	—	24,409	—	24,409

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 12/31/12	$8,232
Change in unrealized appreciation (depreciation)	866
Balance as of 3/31/13	$9,098

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at March 31, 2013 is $866.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$48,376,789
Gross unrealized appreciation	3,370,068
Gross unrealized depreciation	(786,831)
Net unrealized appreciation (depreciation)	$2,583,237

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS High Yield Portfolio	—	1,653,565	(6,732)	1,646,833
MFS Institutional Money Market Portfolio	897,164	3,052,839	(3,854,137)	95,866

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS High Yield Portfolio	$24,035	$—	$22,137	$16,451,865
MFS Institutional Money Market Portfolio	—	—	170	95,866

	$24,035	$—	$22,307	$16,547,731

8

Supplemental Information (unaudited) – continued

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2013, are as follows:

United States	65.3%
United Kingdom	5.4%
France	3.4%
Netherlands	3.2%
Japan	2.6%
Germany	2.5%
Canada	2.5%
Australia	2.1%
Italy	1.6%
Other Countries	11.4%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

9

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS VARIABLE INSURANCE TRUST II

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: May 15, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: May 15, 2013

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: May 15, 2013

*	Print name and title of each signing officer under his or her signature.